                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-4717

                          SAFECO RESOURCE SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       4854 154th PL NE, REDMOND, WA 98052
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 KEVIN A. ROWELL
                       4854 154th PL NE, REDMOND, WA 98052
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 425-376-8203

                       DATE OF FISCAL YEAR END: DECEMBER 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2003

TABLE OF CONTENTS

ITEM 1. REPORT TO SHAREHOLDERS

[SAFECO(TM) LOGO]


SAFECO RESOURCE SERIES TRUST
SEMIANNUAL REPORT
MONEY MARKET PORTFOLIO
JUNE 30, 2003

Report From the Portfolio Manager
SAFECO RST MONEY MARKET PORTFOLIO
As of June 30, 2003

[PHOTO OF LESLEY FOX]

HOW DID THE PORTFOLIO PERFORM?
The Portfolio had returns for the six-month period ending June 30, 2003 above the average of taxable money market funds. However, the 12-month return on the Portfolio was lower than the 2.1% year-over-year increase in the Consumer Price Index (CPI) as of the end of June, 2003.

WHAT FACTORS IMPACTED THE PORTFOLIO'S PERFORMANCE?
The Federal Reserve Bank's Open Market Committee (FOMC) lowered the Fed Funds rate from 1.25% to 1.00% on June 25, although many economists had predicted they might lower the rate to 0.75%. The FOMC statement revealed that while there are some signs of growth in the economy, the Committee is still concerned about the possibility of deflation. The money market yield curve remains flat with historically low rates. The main reason the Portfolio performed well is that it holds securities purchased many months ago at much higher rates than currently available. The Portfolio also holds floating rate notes, purchased at attractive spreads, which usually perform well in every interest rate environment.

Because of the possibility of a 0.50% drop in the Fed Funds rate prior to June 25 priced into the market, money market products traded below 1.00% for much of the second quarter. I predicted that the rate would only be dropped by 0.25% and was correct in that assumption. Prior to June 25 I had a larger-than-normal amount of cash which I was able to invest at higher rates after the FOMC meeting. This helped the performance of the Portfolio.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO AND WHY?
In the second quarter I purchased some fixed-rate taxable municipal bonds at attractive levels compared to corporate bonds. The Portfolio had a higher allocation of Commercial Paper at the end of June than at the end of the first quarter (47% vs. 36% at March 31). At June 30, the average maturity of the Portfolio was 65 days, longer than the Lipper average of 57 days.

I continue to search for the best short-term yield opportunities in floating or fixed rate securities. As always, credit risk in the Portfolio is managed very conservatively.

Ms. Lesley Fox - Portfolio Manager

B.S. - FINANCE; UNIVERSITY OF UTAH (1988), M.B.A. - FINANCE; GEORGE WASHINGTON UNIVERSITY (1992) LESLEY JOINED SAFECO ASSET MANAGEMENT IN 2000 AS A PORTFOLIO MANAGER FOR THE SAFECO MONEY MARKET FUND. SHE IS ALSO PART OF THE TEAM THAT MANAGES THE SAFECO U.S. GOVERNMENT FUND. BEFORE JOINING SAFECO, SHE SPENT THE PREVIOUS FIVE YEARS MANAGING $3.5 BILLION IN SHORT-TERM FUNDS FOR KING COUNTY. SHE BEGAN HER INVESTMENT CAREER AT THE STUDENT LOAN MARKETING ASSOCIATION (SALLIE MAE) IN 1989. LESLEY HAS 14 YEARS OF INVESTMENT EXPERIENCE.

* AS OF JULY 1, 2003 THE PORTFOLIO IS CO-MANAGED BY MS. FOX AND CATHLEEN BEAUCHAMP.

          Performance Overview & Highlights
          SAFECO RST MONEY MARKET PORTFOLIO

     AVERAGE ANNUAL TOTAL RETURN
     FOR THE PERIODS ENDED JUNE 30, 2003                              SIX MONTH*       1 YEAR       5 YEAR      10 YEAR
     --------------------------------------------------------------------------------------------------------------------
     SAFECO RST MONEY MARKET PORTFOLIO                                 0.34%           1.08%        3.71%       4.14%

     * Not annualized.
       Performance does not reflect the deduction, if any, for taxes or penalties associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the portfolio is available as an underlying investment option.

  Weighted Average Maturity                  66 Days
  7 Day Yield                                   0.44%

Portfolio of Investments
As of June 30, 2003 (Unaudited)

                                                   VALUE
PRINCIPAL AMOUNT (000'S)                         (000'S)
---------------------------------------------------------
COMMERCIAL PAPER--48.3%

ASSET BACKED--18.5%
     $1,500   Corporate Asset Funding Co.        $  1,499
              1.03%, due 7/17/03
      1,500   Corporate Receivables Corp.           1,499
              1.00%, due 7/14/03
      1,500   K2 (USA) LLC                          1,499
              1.05%, due 7/25/03
      1,500   Receivables Capital Corp.             1,500
              0.99%, due 7/10/03

CONSUMER FINANCE--4.3%
      1,400   Cooperative Association of            1,395
              Tractor Dealers
              1.02%, due 11/05/03

DIVERSIFIED BANKS--4.6%
      1,500   UBS Finance, Inc.                     1,499
              1.05%, due 7/18/03

OTHER DIVERSIFIED FINANCIAL SERVICES--12.0%
      1,500   General Electric Capital Corp.        1,497
              1.03%, due 9/09/03
      1,400   Household Finance Corp.               1,400
              1.24%, due 7/07/03
      1,000   The Societe Generale Group            1,000
              1.04%, due 7/08/03

REGIONAL BANKS--4.6%
      1,500   Toronto Dominion Holdings, Inc.       1,496
              1.03%, due 9/24/03

SPECIALIZED FINANCE--4.3%
     $1,400   National Rural Utilities           $  1,399
              Cooperative Finance Corp.
              1.15%, due 7/18/03
                                                 --------
TOTAL COMMERCIAL PAPER (COST $ 15,683)             15,683
                                                 --------
CORPORATE BONDS--29.6%

ASSET BACKED--1.1%
        350   Associates Corp. of                     355
              North America
              5.75%, due 11/01/03

BREWERS--2.5%
        825   New Belgium Brewery Co.                 825
              1.15%, due 7/01/15
              Put Date 7/03/03

DIVERSIFIED BANKS--6.2%
        500   Banc One Corp.                          507
              8.74%, due 9/15/03
      1,000   Nationsbank Corp.                     1,006
              6.50%, due 8/15/03
        500   Wells Fargo Financial, Inc.             501
              7.25%, due 7/14/03

GENERAL MERCHANDISE STORES--0.9%
        300   Racetrac Capital, LLC                   300
              1.03%, due 4/01/18
              Put Date 7/02/03

                        SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO RST MONEY MARKET PORTFOLIO
As of June 30, 2002 (Unaudited)

                                                   VALUE
PRINCIPAL AMOUNT (000'S)                         (000'S)
---------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--11.7%
     $1,000 # Goldman Sachs Group, LP            $  1,000
              (144A) 1.54%, due 5/12/04
              Put Date 7/15/03
      1,300   Lehman Brothers Holdings, Inc.        1,350
              6.625%, due 4/01/04
      1,400   Morgan Stanley Dean Witter Co.        1,433
              5.625%, due 1/20/04

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.8%
        600   SF Tarns, LLC                           600
              1.12%, due 1/01/28
              Put date 7/03/03

REGIONAL BANKS--1.6%
        500   First Bank National                     506
              Association 6.00%,
              due 10/15/03

SPECIALIZED FINANCE--3.8%
      1,200   International Lease                   1,236
              Finance Corp. 5.25%,
              due 5/03/04
                                                 --------
TOTAL CORPORATE BONDS (COST $9,619)                 9,619
                                                 --------

MUNICIPAL BONDS--17.3%

AIRPORT AND SEAPORT--4.3%
      1,400   New Jersey Turnpike Authority         1,400
              Revenue ^
              1.15%, due 1/01/04

HOTELS, RESORTS & CRUISE LINES--3.1%
      1,000   Tenderfoot Seasonal Housing           1,000
              Facilities Revenue ^^
              1.07%, due 7/01/35
              Put Date 7/03/03

MANAGED HEALTH CARE--7.7%
      1,270   Maryland Health and Higher            1,270
              Education Facilities Authority
              Revenue (University of
              Maryland Medical System)
              1.10%, due 7/01/29
              Put Date 7/02/03
      1,240   Maryland Health and Higher            1,240
              Education Facilities Authority
              Revenue 1.10%, due 1/01/28
              Put Date 7/02/03

UNIVERSITY REVENUE--2.2%
     $  700   New York Dormitory Authority       $    700
              Revenue (City University
              Systems) ^^
              1.59%, due 1/01/04
                                                 --------
TOTAL MUNICIPAL BONDS (COST $5,610)                 5,610
                                                 --------

CASH EQUIVALENTS--8.8%

INVESTMENT COMPANIES
      1,659   AIM Short-Term Investments Co.        1,659
              Liquid Assets Money Market
              Portfolio (Institutional Shares)
      1,203   Nations Money Market Reserves         1,203
                                                 --------
TOTAL CASH EQUIVALENTS (COST $2,862)                2,862
                                                 --------

TOTAL INVESTMENTS
 (COST $33,774)--104.0%                            33,774

OTHER ASSETS, LESS LIABILITIES                     (1,299)
                                                 --------
NET ASSETS                                       $ 32,475
                                                 ========

     If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
     Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/03. These rates change periodically based on specified market rates or indices.
  ^ Security Purchased on a when issued basis. See Forward Commitment in Note 2 of the notes to Financial Statements.
 ^^  Security was segregated as collateral to cover when-issued securities.
  # Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost and value of such securities is $1,000,000 or 3.1% of net assets.

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SAFECO RST MONEY MARKET PORTFOLIO
As of June 30, 2003 (Unaudited)


-(IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS)-
-------------------------------------------------------------------------------------------
ASSETS:
   Investments, at Cost                                                            $ 33,774
                                                                                   ========
   Investments, at Value                                                           $ 33,774
   Dividends and Interest Receivable                                                    146
                                                                                   --------
     Total Assets                                                                    33,920

LIABILITIES:
   Payable for Investment Securities Purchased                                        1,400
   Dividends Payable                                                                     15
   Investment Advisory Fees Payable                                                      16
   Other Accrued Expenses                                                                14
                                                                                   --------
     Total Liabilities                                                                1,445
                                                                                   --------
NET ASSETS                                                                         $ 32,475
                                                                                   ========
COMPONENTS OF NET ASSETS:
   Paid in Capital (Par Value $.001, Unlimited Shares Authorized)                  $ 32,475
                                                                                   --------
NET ASSETS                                                                         $ 32,475
                                                                                   ========
TRUST SHARES OUTSTANDING                                                             32,475
                                                                                   ========
NET ASSET VALUE PER SHARE                                                          $   1.00
                                                                                   ========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
SAFECO RST MONEY MARKET PORTFOLIO
For the Six-Month Period Ended June 30, 2003 (Unaudited)

-(IN THOUSANDS)-
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                                           $  222
                                                                                     ------
   Total Investment Income                                                              222
EXPENSES
  Investment Advisory                                                                    96
  Legal and Auditing                                                                     11
  Custodian                                                                               5
  Reports to Shareholders                                                                 2
  Trustees                                                                                4
  Other                                                                                   1
                                                                                     ------

   Total Expenses                                                                       119
                                                                                     ------
NET INVESTMENT INCOME                                                                   103
                                                                                     ------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                   $  103
                                                                                     ======

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets
SAFECO RST MONEY MARKET PORTFOLIO
(Unaudited)


-(IN THOUSANDS)-                                                                      2003*        2002**
------------------------------------------------------------------------------------------------------------
OPERATIONS

  Net Investment Income                                                            $      103    $      464
                                                                                   ----------    ----------
  Net Change in Net Assets Resulting from Operations                                      103           464

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                                                  (103)         (464)

NET TRUST SHARE TRANSACTIONS                                                            2,400        (2,185)
                                                                                   ----------    ----------

TOTAL CHANGE IN NET ASSETS                                                              2,400        (2,185)

NET ASSETS AT BEGINNING OF PERIOD                                                      30,075        32,260
                                                                                   ----------    ----------

NET ASSETS AT END OF PERIOD                                                        $   32,475    $   30,075
                                                                                   ==========    ==========

OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:

  Subscriptions                                                                        29,987        61,900
  Reinvestments                                                                            90           465
  Redemptions                                                                         (27,677)      (64,550)
                                                                                   ----------    ----------
   NET CHANGE                                                                           2,400        (2,185)
                                                                                   ==========    ==========
AMOUNTS:

  Subscriptions                                                                    $   29,987    $   61,900
  Reinvestments                                                                            90           465
  Redemptions                                                                         (27,677)      (64,550)
                                                                                   ----------    ----------
   NET CHANGE                                                                      $    2,400    $   (2,185)
                                                                                   ==========    ==========

*  For the six-month period ended June 30, 2003.
** For the year ended December 31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
SAFECO RST MONEY MARKET PORTFOLIO
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                              SIX-MONTH
                                           PERIOD ENDED
                                                JUNE 30                       FOR THE YEAR ENDED DECEMBER 31
                                           ----------------  ---------------------------------------------------------------
                                                    2003          2002           2001         2000         1999         1998
-----------------------------------------------------------  ---------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD         $    1.00     $    1.00      $    1.00    $    1.00    $    1.00    $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                             0.00^         0.02           0.04         0.05         0.04         0.04
                                               ---------     ---------      ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends From Net Investment Income              0.00^        (0.02)         (0.04)       (0.05)       (0.04)       (0.04)
                                               ---------     ---------      ---------    ---------    ---------    ---------
NET ASSET VALUE AT END OF PERIOD               $    1.00     $    1.00      $    1.00    $    1.00    $    1.00    $    1.00
                                               =========     =========      =========    =========    =========    =========
TOTAL RETURN                                        0.34%*        1.53%          3.75%        5.82%        4.63%        4.95%+
NET ASSETS AT END OF PERIOD (000'S)            $  32,475     $  30,075      $  32,260    $  27,234    $  29,135    $  27,623
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                    0.80%**       0.79%          0.78%        0.84%        0.78%        0.89%
  Net Expenses                                      0.80%**       0.53%++        0.78%        0.84%        0.78%        0.81%
  Net Investment Income                             0.69%**       1.52%          3.64%        5.70%        4.52%        4.87%

*  Not annualized.
** Annualized.
+ The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
++ Net of fee waiver by advisor (see note 3 of Notes to Financial Statements). ^ Amounts are less than $0.005 per share.

Notes to Financial Statements
(Unaudited)

1. GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Money Market Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

SECURITY VALUATION. Securities in the portfolio are valued at amortized cost, which approximates market value. Short-term securities purchased at par are valued at cost. Temporary investments in other mutual funds are valued at net asset value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments daily.

EXPENSE ALLOCATION. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME AND EXCISE TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES. Safeco Asset Management Company receives investment advisory fees from the Portfolios. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of 0.65%.

NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. For the six months ended June 30, 2003, the Portfolio did not have any outstanding loans under this arrangement.

LINE OF CREDIT. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $100 million is available to meet short-term financing needs. At June 30, 2003, no such borrowings were outstanding.

AFFILIATE OWNERSHIP. At June 30, 2003, Safeco Life Insurance Company owned 100% of the outstanding shares in the RST Money Market Portfolio.

BOARD OF TRUSTEES. The Trust along with several other affiliated trusts not reported herein, paid each of the Trustees not affiliated with Safeco a retainer of $23,000 per year plus out of pocket expenses. Members received $2,500 per Board Meeting plus $500 per each additional committee meeting they attendeded.

EXPENSE REIMBURSEMENT. Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio (except for investment advisory fees) if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio are charged for all operating expenses.

Safeco Asset Management Company voluntarily waived a portion of the investment advisory fee for the Money Market Portfolio in 2002. The waiver ranged from 0.10% at January 25, 2002 to 0.55% at December 31, 2002. The waiver expired on December 31, 2002. The total fee waived for the year ended December 31, 2002 was $78,476.

Trustee and Officers Information

                                                                                                NUMBER OF
                           POSITION(S)     TERM OF OFFICE*                                   SERIES IN A FUND
                            HELD WITH       AND LENGTH OF      PRINCIPAL OCCUPATION(S)       COMPLEX OVERSEEN  OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       TRUSTS          TIME SERVED         DURING PAST 5 YEARS            BY TRUSTEE       HELD BY TRUSTEE
INDEPENDENT (DISINTERESTED) TRUSTEES

SCOTT M. BOGGS              Trustee         Served since       Corporate Vice President,         25            Trustee for
4854 154th Place NE                         August 8, 2002     Finance for Microsoft                           Financial Executives
Redmond, WA 98052                                              Corporation, a software                         Research Foundation
(48)                                                           comapny, Redmond, Washington                    (Industry Group)
                                                               (1993 - present).

BARBARA J. DINGFIELD        Trustee         Served since       Consultant to corporate amd       25            Director of First
4854 154th Place NE                         May 3, 1990        private foundations. From                       Safeco National Life
Redmond, WA 98052                                              1994 to 1999 she was the                        Insurance Co. of New
(57)                                                           Director of                                     York. Trustee,
                                                               Community Affairs for                           United Way of Skagit
                                                               Microsoft Corporation,                          County. Board Chair
                                                               Redmond, Washington, a                          Npower (non-profit
                                                               computer software company.                      organization
                                                               Member of the Board of                          providing technology
                                                               Managers, Swarthmore College                    assistance and
                                                               (1995-1999). Trustee and                        training to other
                                                               Board Chair of United Way of                    non-profits). Board
                                                               King County (1991-2000).                        of Directors, YMCA
                                                               Board member, Pacific                           of Greater Seattle.
                                                               Northwest Grantmakers Forum
                                                               (1997-1999). Trustee and past
                                                               Chair, Seattle Housing
                                                               Resources Group (1993-1999).

RICHARD E. LUNDGREN         Trustee         Served since       Retired in 2000 from position     25            Director of First
4854 154th Place NE                         February 3, 1983   as Director of Marketing and                    Safeco National Life
Redmond, WA 98052 (65)                                         Customer Relations,                             Insurance Co. of New
                                                               Weyerhaeuser Company, Tacoma,                   York
                                                               Washington.

LARRY L. PINNT              Trustee         Served since       Retired Vice president and        25            Director of First
4854 154th Place NE                         August 1, 1985     Chief Financial Officer of                      Safeco National Life
Redmond, WA 98052                                              U.S. WEST Communications,                       Insurance Co. of New
(68)                                                           Seattle, Washington.                            York. Chairman of
                                                                                                               the Board of
                                                                                                               Directors for
                                                                                                               Cascade Natural Gas
                                                                                                               Corp., Seattle,
                                                                                                               Washington. Board
                                                                                                               Member of University
                                                                                                               of Washington
                                                                                                               Medical Center,
                                                                                                               Seattle, Washington.

JOHN W. SCHNEIDER           Trustee         Served since       President and owner of            25            Director of First
4854 154th Place NE                         February 3, 1983   Wallingford Group, Inc.,                        Safeco National Life
Redmond, WA 98052                                              Seattle, Washington, a                          Insurance Co. of New
(61)                                                           consulting company currently                    York
                                                               involved in the development ,
                                                               repositioning, and
                                                               acquisition/disposition of
                                                               real estate (1995-present).

*Term of office is age 72.

INTERESTED TRUSTEE*

ROGER F. HARBIN             Trustee and     Served since       Senior Vice President and         25            Director of several
5069 154th Place NE         Chairman Sr.    May 7, 2003        Director of Safeco Services                     direct and indirect
Redmond, WA 98052           Vice President  Served since       Corporation and Safeco                          subsidiaries of
(52)                                        November 8,        Securities, Inc. since                          Safeco Corporation,
                                            2001**             November 2002. Named Director                   including Director
                                                               and interim President of                        of First Safeco
                                                               Safeco Services Corporation,                    National Life
                                                               Director of Safeco Asset                        Insurance Co. of New
                                                               Management Company, interim                     York
                                                               President of Safeco Mutual
                                                               Funds, Director and interim
                                                               President of Safeco
                                                               Securities, Inc. in 2001.
                                                               Executive Vice President and
                                                               Actuary of Safeco Life
                                                               Insurance Company since 1998.
                                                               Senior Vice President of
                                                               Safeco Life Insurance Company
                                                               from 1992 to 1998.

*Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.
**Term of office is age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

KEVIN A. ROWELL              President           Served since              President of Safeco
4854 154th Place NE                              September 16, 2002        Securities, Inc. and Safeco
Redmond, WA 98052                                                          Services Corp., effective
(42)                                                                       September 16, 2002. Managing
                                                                           Director of Global
                                                                           Relationships for Alliance
                                                                           Capital Management in New
                                                                           York, from 1998-2002. Prior to
                                                                           1998, European Director for
                                                                           Corporate Development at
                                                                           Putnam Investments.

RONALD L. SPAULDING          Vice President      Served since              Chairman of Safeco Asset
Two Union Square 601 Union                       August 3, 1995            Management Company; Treasurer
Street                                                                     and Chief Investment Officer
25th Floor Seattle, WA 98101                                               of Safeco Corporation; Vice
(59)                                                                       President of Safeco Insurance
                                                                           Companies; Director, Vice
                                                                           President and Treasurer
                                                                           of First Safeco Life Insurance
                                                                           Company of New York; former
                                                                           Senior Portfolio Manager of
                                                                           Safeco Insurance Companies
                                                                           and Portfolio Manager for
                                                                           Safeco Mutual Funds.

DAVID H. LONGHURST           Vice President,     Served since              Vice President, Treasurer,
4854 154th Place NE          Treasurer,          August 7, 1997            Controller and Secretary of
Redmond, WA 98052            Secretary, and                                Safeco Asset Management
(46)                         Controller                                    Company; Vice President,
                                                                           Treasurer, Controller and
                                                                           Secretary of Safeco Services
                                                                           Corporation; and Vice
                                                                           President, Treasurer,
                                                                           Controller and Secretary and
                                                                           Financial Principal of Safeco
                                                                           Securities, Inc. since
                                                                           July 2000. Treasurer,
                                                                           Controller, Secretary and
                                                                           Financial Principal of Safeco
                                                                           Investment Services, Inc.
                                                                           since March 2000; Assistant
                                                                           Controller of Safeco
                                                                           Securities, Inc., Safeco
                                                                           Services Corporation and
                                                                           Safeco Asset Management
                                                                           Company from 1996 to June 2000.

DAVID N. EVANS               Assistant           Served since              Former Controller and
4854 154th Place NE          Controller          November 7, 2002          Assistant Controller of
Redmond, WA 98052                                                          Rosetta Inpharmatics from
(30)                                                                       2001-2002 and 2000-2001,
                                                                           respectively. From 1994 to
                                                                           2000, he worked at
                                                                           PricewaterhouseCoopers LLP,
                                                                           where he focused on financial
                                                                           services.

SUSAN TRACEY                 Assistant           Served since              Tax Manager for Safeco
Safeco Plaza                 Secretary           August 3, 2000            Corporation. Assistant
4333 Brooklyn Ave. NE                                                      Secretary of Safeco Asset
Seattle, WA 98185                                                          Management Company, Safeco
(53)                                                                       Securities, Inc. and Safeco
                                                                           Services Corporation. She has
                                                                           been employed by Safeco
                                                                           Corporation since 1987.

STEPHEN D. COLLIER           Assistant           Served since              Director of Taxation and
Safeco Plaza                 Secretary           February 5, 1998          Assistant Vice President of
4333 Brooklyn Ave. NE                                                      Safeco Corporation; Assistant
Seattle, WA 98185                                                          Secretary of Safeco Asset
(50)                                                                       Management Company, Safeco
                                                                           Securities, Inc. and Safeco
                                                                           Services Corporation. He has
                                                                           been an executive officer of
                                                                           Safeco Corporation and
                                                                           subsidiaries since 1991.

* Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711.

        SAFECO RESOURCE SERIES TRUST

        INVESTMENT ADVISOR:
        Safeco Asset Management Company

        DISTRIBUTOR:
        Safeco Securities, Inc.

        TRANSFER AGENT:
        Safeco Services Corporation

        CUSTODIAN:
        State Street Bank and Trust Company


[SAFECO(TM) LOGO]

                                Printed on Recycled Paper:
GMF4488 07/03                   (R)A registered trademark of SAFECO Corporation.

[SAFECO(TM) LOGO]


SAFECO RESOURCE SERIES TRUST

SEMIANNUAL REPORT

EQUITY PORTFOLIO

JUNE 30, 2003

Report From the Portfolio Manager
SAFECO RST EQUITY PORTFOLIO
As of June 30, 2003

[PHOTO OF RICHARD MEAGLEY]

HOW DID THE PORTFOLIO PERFORM?
The Safeco RST Equity Portfolio underperformed its benchmark, the S&P 500 Index, for the six-month period ending June 30, 2003.

WHAT FACTORS IMPACTED THE PORTFOLIO'S PERFORMANCE?
On the positive side of the ledger I would point to four factors that impacted the Portfolio's performance during the first half of 2003. First, the technology sector as a whole performed well as investors favored companies that would benefit from the economic recovery. Major companies like Intel and Cisco Systems experienced stock price increases of nearly 28% in the first half of the year, while EMC's stock was up an astounding 70%. Second, several of the Portfolio's major positions at yearend 2002 had solid showings in the first half of 2003. Companies like Washington Mutual, Citigroup, Home Depot and General Electric fit into this category. Each of these companies started the year with moderate valuations, thus providing them with the opportunity to be solid performers in 2003. Third, some companies that have struggled the past few years started showing signs that their prospects have either stabilized or are improving. AOL-Time Warner and JP Morgan Chase fall into this category. Finally, certain companies like PACCAR and Amgen are simply doing well and their share price has followed suit.

On the negative side of the ledger, performance was hurt by two factors. First, cash averaged about 3% for the quarter. In a market up 15%, even a reasonably low level of frictional cash hurts performance. Second, several excellent companies were poor stocks to own in the second quarter. Johnson & Johnson, Exxon Mobil and Procter & Gamble all faired poorly versus the benchmark during the second quarter.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO AND WHY?

I would highlight two types of changes during the first half. All changes were made in the context that this Portfolio is a "core" portfolio, e.g. it has both "value" and "growth" properties, and I manage the Portfolio with a buy and hold bias. The first set of changes, then, were those made to position the Portfolio with what I believe to be the best mix of value and growth holdings. In the first part of the year we decided the Portfolio would be better positioned for an economic recovery if we owned more growth names and less value names. To that end, we purchased Home Depot and Amgen shares, while liquidating our holdings in May Department Stores and selling partial positions in slower growth healthcare companies. The second set of changes was made with the goal of having the best long-term ideas in each sector for this Portfolio. This process is continuous. Replacing JP Morgan Chase with Fifth Third Bancorp, adding Electronic Arts, and replacing Conoco Phillips with Schlumberger are examples of this type of trade.

Mr. Rich Meagley, CFA - Portfolio Manager/Equity Analyst

B.A. - ECONOMICS, WAKE FOREST UNIVERSITY (1977); M.B.A. - FINANCE, UNIVERSITY OF WASHINGTON (1982); CHARTED FINANCIAL ANALYST (1986). RICH STARTED WITH SAFECO ASSET MANAGEMENT AS AN EQUITY ANALYST IN 1983, PRIOR TO WHICH HE WAS AN EQUITY ANALYST FOR A REGIONAL FINANCIAL INSTITUTION. RICH LEFT SAFECO ASSET MANAGEMENT IN 1992 TO WORK AS A PORTFOLIO MANAGER FOR A LOCAL INVESTMENT FIRM. HE RETURNED TO SAFECO ASSET MANAGEMENT IN 1995 AND ASSUMED HIS CURRENT RESPONSIBILITIES AS PORTFOLIO MANAGER AS WELL AS THE ANALYST FOR THE FINANCIAL SERVICES AND NATURAL GAS SECTORS. HE HAS A TOTAL OF 20 YEARS INVESTMENT EXPERIENCE, WHICH INCLUDES 15 YEARS AS A PORTFOLIO MANAGER.

* AS OF JULY 1, 2003, THE PORTFOLIO IS CO-MANAGED BY MR. MEAGLEY AND DARCY MACLAREN, DIRECTOR OF EQUITY RESEARCH. EFFECTIVE OCT. 1, 2003, THIS PORTFOLIO WILL BE NAMED THE SAFECO RST CORE EQUITY PORTFOLIO.

  Performance Overview & Highlights
  SAFECO RST EQUITY PORTFOLIO

 AVERAGE ANNUAL TOTAL RETURN
 FOR THE PERIODS ENDED JUNE 30, 2003                  SIX MONTH*   1 YEAR        5 YEAR      10 YEAR
 ------------------------------------------------------------------------------------------------------
 SAFECO RST EQUITY PORTFOLIO                            11.12%     (0.45)%        (4.48)%       8.42%
 S&P 500 INDEX                                          11.76%      0.23 %        (1.62)%      10.03%

 * Not annualized.
   Performance does not reflect the deduction, if any, for taxes or penalties associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the portfolio is available as an underlying investment option.

[CHART]

INVESTMENT VALUES:

                          SAFECO
                          RST EQUITY PORTFOLIO   S&P 500
   6/30/1993              $   10,000             $   10,000
   7/31/1993              $    9,888             $    9,960
   8/31/1993              $   10,423             $   10,337
   9/30/1993              $   10,735             $   10,255
  10/31/1993              $   11,015             $   10,467
  11/30/1993              $   11,090             $   10,368
  12/31/1993              $   11,310             $   10,493
   1/31/1994              $   12,028             $   10,850
   2/28/1994              $   11,722             $   10,555
   3/31/1994              $   11,250             $   10,096
   4/30/1994              $   11,569             $   10,226
   5/31/1994              $   11,855             $   10,393
   6/30/1994              $   11,430             $   10,138
   7/31/1994              $   11,696             $   10,471
   8/31/1994              $   12,460             $   10,900
   9/30/1994              $   12,333             $   10,634
  10/31/1994              $   12,606             $   10,872
  11/30/1994              $   12,353             $   10,476
  12/31/1994              $   12,321             $   10,631
   1/31/1995              $   12,423             $   10,907
   2/28/1995              $   12,745             $   11,331
   3/31/1995              $   12,928             $   11,665
   4/30/1995              $   13,265             $   12,009
   5/31/1995              $   13,602             $   12,488
   6/30/1995              $   14,034             $   12,777
   7/31/1995              $   14,246             $   13,201
   8/31/1995              $   14,663             $   13,234
   9/30/1995              $   15,234             $   13,792
  10/31/1995              $   15,220             $   13,743
  11/30/1995              $   15,666             $   14,346
  12/31/1995              $   15,849             $   14,622
   1/31/1996              $   16,294             $   15,119
   2/29/1996              $   16,384             $   15,260
   3/31/1996              $   16,590             $   15,407
   4/30/1996              $   16,936             $   15,633
   5/31/1996              $   17,331             $   16,036
   6/30/1996              $   17,644             $   16,097
   7/31/1996              $   16,961             $   15,386
   8/31/1996              $   17,117             $   15,711
   9/30/1996              $   18,155             $   16,595
  10/31/1996              $   18,732             $   17,052
  11/30/1996              $   20,173             $   18,340
  12/31/1996              $   19,777             $   17,977
   1/31/1997              $   20,941             $   19,099
   2/28/1997              $   21,050             $   19,249
   3/31/1997              $   20,159             $   18,460
   4/30/1997              $   20,805             $   19,561
   5/31/1997              $   22,205             $   20,751
   6/30/1997              $   23,132             $   21,680
   7/31/1997              $   24,724             $   23,405
   8/31/1997              $   23,432             $   22,095
   9/30/1997              $   24,287             $   23,304
  10/31/1997              $   23,514             $   22,527
  11/30/1997              $   24,269             $   23,569
  12/31/1997              $   24,691             $   23,973
   1/31/1998              $   25,073             $   24,238
   2/28/1998              $   27,064             $   25,985
   3/31/1998              $   27,966             $   27,315
   4/30/1998              $   28,025             $   27,589
   5/31/1998              $   27,505             $   27,116
   6/30/1998              $   28,211             $   28,216
   7/31/1998              $   27,868             $   27,917
   8/31/1998              $   24,269             $   23,885
   9/30/1998              $   25,966             $   25,415
  10/31/1998              $   28,270             $   27,480
  11/30/1998              $   30,094             $   29,145
  12/31/1998              $   30,837             $   30,823
   1/31/1999              $   31,341             $   32,112
   2/28/1999              $   30,693             $   31,115
   3/31/1999              $   31,660             $   32,360
   4/30/1999              $   33,646             $   33,613
   5/31/1999              $   32,957             $   32,819
   6/30/1999              $   33,965             $   34,640
   7/31/1999              $   33,286             $   33,559
   8/31/1999              $   32,957             $   33,392
   9/30/1999              $   31,722             $   32,477
  10/31/1999              $   33,986             $   34,531
  11/30/1999              $   33,420             $   35,236
  12/31/1999              $   33,707             $   37,310
   1/31/2000              $   32,381             $   35,436
   2/29/2000              $   30,425             $   34,765
   3/31/2000              $   33,413             $   38,166
   4/30/2000              $   32,566             $   37,014
   5/31/2000              $   32,392             $   36,255
   6/30/2000              $   32,729             $   37,149
   7/31/2000              $   32,033             $   36,571
   8/31/2000              $   33,718             $   38,842
   9/30/2000              $   31,697             $   36,792
  10/31/2000              $   32,218             $   36,636
  11/30/2000              $   30,023             $   33,748
  12/31/2000              $   30,069             $   33,914
   1/31/2001              $   30,923             $   35,117
   2/28/2001              $   28,580             $   31,915
   3/31/2001              $   27,101             $   29,893
   4/30/2001              $   28,700             $   32,216
   5/31/2001              $   28,952             $   32,432
   6/30/2001              $   28,196             $   31,642
   7/31/2001              $   28,240             $   31,331
   8/31/2001              $   26,510             $   29,370
   9/30/2001              $   24,977             $   26,999
  10/31/2001              $   25,470             $   27,514
  11/30/2001              $   27,014             $   29,624
  12/31/2001              $   27,249             $   29,884
   1/31/2002              $   26,653             $   29,448
   2/28/2002              $   26,090             $   28,880
   3/31/2002              $   26,796             $   29,966
   4/30/2002              $   24,877             $   28,149
   5/31/2002              $   24,469             $   27,942
   6/30/2002              $   22,538             $   25,951
   7/31/2002              $   21,115             $   23,923
   8/31/2002              $   21,126             $   24,080
   9/30/2002              $   18,434             $   21,463
  10/31/2002              $   20,243             $   23,352
  11/30/2002              $   21,534             $   24,731
  12/31/2002              $   20,189             $   23,273
   1/31/2003              $   19,709             $   22,664
   2/28/2003              $   19,351             $   22,324
   3/31/2003              $   19,396             $   22,540
   4/30/2003              $   21,184             $   24,397
   5/31/2003              $   22,111             $   25,683
   6/30/2003              $   22,435             $   26,010

SAFECO
RST EQUITY PORTFOLIO $22,435
S&P 500 $26,010

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                PERCENT OF
TOP FIVE INDUSTRIES                             NET ASSETS
----------------------------------------------------------
Pharmaceuticals                                    11.7%
Diversified Banks                                   5.4
Thrifts & Mortgage Finance                          4.9
Household Products                                  4.3
Integrated Oil & Gas                                4.2

                                                PERCENT OF
TOP TEN COMMON STOCK HOLDINGS                   NET ASSETS
----------------------------------------------------------
Pfizer, Inc.                                        3.8%
  (Pharmaceuticals)
Citigroup, Inc.                                     3.3
  (Diversified Capital Markets)
Microsoft Corp.                                     2.9
  (Systems Software)
Washington Mutual, Inc.                             2.8
  (Thrifts & Mortgage Finance)
General Electric Co.                                2.8
  (Industrial Conglomerates)
American International Group, Inc.                  2.7
  (Multi-Line Insurance)
Procter & Gamble Co.                                2.5
  (Household Products)
PepsiCo, Inc.                                       2.5
  (Soft Drinks)
Exxon Mobil Corp.                                   2.5
  (Integrated Oil & Gas)
Wells Fargo & Co.                                   2.3
  (Diversifed Banks)

[CHART]

WEIGHTINGS AS A PERCENT OF NET ASSETS

Large - Common Stocks: ($4 Bil. and above)                94.80%
Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)              0.60%
Cash & Other:                                              4.60%

Portfolio of Investments
SAFECO RST EQUITY PORTFOLIO
As of June 30, 2003 (Unaudited)

                                                         VALUE
SHARES OR PRINCIPAL AMOUNT                             (000'S)
--------------------------------------------------------------
COMMON STOCKS--95.4%

AEROSPACE & DEFENSE--2.9%
     32,000   Northrop Grumman Corp.                $    2,761
     80,000   United Technologies Corp.                  5,666

AUTO PARTS & EQUIPMENT--1.1%
     37,000   Johnson Controls, Inc.                     3,167

BIOTECHNOLOGY--1.4%
     60,000 * Amgen, Inc.                                4,019

BREWERS--1.4%
     81,000   Anheuser-Busch Companies, Inc.             4,135

COMMUNICATION EQUIPMENT--1.9%
    260,000 * Cisco Systems, Inc.                        4,313
     80,000   Nokia Oyj (ADR)                            1,314

COMPUTER HARDWARE--3.7%
    118,000 * Dell Computer Corp.                        3,771
    100,000   Hewlett-Packard Co.                        2,130
     59,400   International Business
                Machines Corp.                           4,900

COMPUTER STORAGE & PERIPHERALS--0.7%
    185,000 * EMC Corp.                                  1,937

CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS--0.8%
     33,000   PACCAR, Inc.                               2,225

CONSUMER FINANCE--2.5%
    100,000   American Express Co.                       4,181
    150,000   MBNA Corp.                                 3,126

DATA PROCESSING & OUTSOURCED SERVICES--1.2%
     68,000   Automatic Data Processing, Inc.            2,302
     30,000   First Data Corp.                           1,243

DEPARTMENT STORES--0.6%
     34,000 * Kohl's Corp.                               1,747

DIVERSIFIED BANKS--5.4%
     52,000   Bank of America Corp.                      4,110
    207,000   U.S. Bancorp                               5,071
    132,000   Wells Fargo & Co.                          6,653

DIVERSIFIED CAPITAL MARKETS--3.3%
    226,000   Citigroup, Inc.                       $    9,673

ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
     57,000   Emerson Electric Co.                       2,913

FOOD RETAIL--0.6%
    100,000 * Kroger Co.                                 1,668

GENERAL MERCHANDISE STORES--3.5%
    125,000   Target Corp.                               4,730
    102,000   Wal-Mart Stores, Inc.                      5,474

HEALTH CARE DISTRIBUTORS--2.4%
     52,000   Cardinal Health, Inc.                      3,344
    100,000   McKesson Corp.                             3,574

HEALTH CARE SERVICES--0.4%
     60,000   IMS Health, Inc.                           1,079

HOME ENTERTAINMENT SOFTWARE--0.6%
     22,000 * Electronic Arts, Inc.                      1,628

HOME FURNISHINGS--0.6%
     87,000   Leggett & Platt, Inc.                      1,784

HOME IMPROVEMENT RETAIL--1.8%
    158,000   Home Depot, Inc.                           5,233

HOUSEHOLD PRODUCTS--4.3%
    102,000   Kimberly-Clark Corp.                       5,318
     82,000   Procter & Gamble Co.                       7,313

HOUSEWARES & SPECIALTIES--1.2%
     67,000   Fortune Brands, Inc.                       3,497

INDUSTRIAL CONGLOMERATES--2.8%
    280,000   General Electric Co.                       8,030

INDUSTRIAL GASES--0.8%
     41,000   Praxair, Inc.                              2,464

INDUSTRIAL MACHINERY--2.7%
     40,000   Danaher Corp.                              2,722
     48,000   Illinois Tool Works, Inc.                  3,161
     40,000   Ingersoll-Rand Co.                         1,893

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                         VALUE
SHARES OR PRINCIPAL AMOUNT                             (000'S)
--------------------------------------------------------------
INTEGRATED OIL & GAS--4.2%
     70,000   ChevronTexaco Corp.                   $    5,054
    200,000   Exxon Mobil Corp.                          7,182

INTEGRATED TELECOMMUNICATIONS SERVICES--2.9%
     85,000   CenturyTel, Inc.                           2,962
    140,000   Verizon Communications                     5,523

MOTORCYCLE MANUFACTURERS--1.0%
     70,000   Harley-Davidson, Inc.                      2,790

MOVIES & ENTERTAINMENT--2.5%
    275,000 * AOL Time Warner, Inc.                      4,425
    152,000   Walt Disney Co.                            3,002

MULTI-LINE INSURANCE--3.4%
    140,000   American International
                Group, Inc.                              7,725
     40,000   Hartford Financial Services
                Group, Inc.                              2,014

OIL & GAS EQUIPMENT & SERVICES--1.1%
     70,000   Schlumberger, Ltd.                         3,330

PHARMACEUTICALS--11.7%
    133,000   Abbott Laboratories                        5,820
     40,000   Eli Lilly & Co.                            2,759
     72,000   Johnson & Johnson                          3,722
     85,000   Merck & Co., Inc.                          5,147
    324,000   Pfizer, Inc.                              11,065
    120,000   Wyeth                                      5,466

PROPERTY & CASUALTY INSURANCE--1.1%
    200,000 * Travelers Property
                Casualty Corp. (Class A)                 3,180

PUBLISHING--1.8%
     69,000   Gannett Co., Inc.                          5,300

REGIONAL BANKS--1.2%
     59,000   Fifth Third Bancorp                        3,383

SEMICONDUCTOR EQUIPMENT--0.7%
    131,000 * Applied Materials, Inc.                    2,078

SEMICONDUCTORS--2.3%
    238,000   Intel Corp.                                4,947
     95,000   Texas Instruments, Inc.                    1,672

SOFT DRINKS--2.5%
    164,000   PepsiCo, Inc.                         $    7,298

SYSTEMS SOFTWARE--3.6%
    324,000   Microsoft Corp.                            8,298
    190,000 * Oracle Corp.                               2,284

THRIFTS & MORTGAGE FINANCE--4.9%
     90,000   Federal National Mortgage
                Association                              6,070
    200,000   Washington Mutual, Inc.                    8,260

TOBACCO--0.9%
     58,000   Altria Group, Inc.                         2,636
                                                    ----------
TOTAL COMMON STOCKS (COST $231,243)                    277,661
                                                    ----------

CASH EQUIVALENTS--5.9%

INVESTMENT COMPANIES
13,143,319    AIM Short-Term Investments Co.
                Liquid Assets Money Market
                Portfolio (Institutional
                Shares)                                 13,143
 4,085,868    State Street Navigator
                Securities Lending Prime
                Portfolio **                             4,086
                                                    ----------
TOTAL CASH EQUIVALENTS (COST $17,229)                   17,229
                                                    ----------
TOTAL INVESTMENTS
   (COST $248,472)--101.3%                             294,890

OTHER ASSETS, LESS LIABILITIES                          (3,953)
                                                    ----------
NET ASSETS                                          $  290,937
                                                    ==========

 *  Non-income producing security.
** Represents invested collateral received related to $3,993,108 in securities on loan under securities lending agreements. See Securities Lending in Note 2 of the Notes to Financial Statements.

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SAFECO RST EQUITY PORTFOLIO
As of June 30, 2003 (Unaudited)

-(IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS)-
----------------------------------------------------------------------------------------
ASSETS:
  Investments, at Cost                                                        $  248,472
                                                                              ==========
  Investments, at Value                                                       $  294,890
  Dividends and Interest Receivable                                                  349
                                                                              ----------
    Total Assets                                                                 295,239
LIABILITIES:
  Payable Upon Return of Securities Loaned                                         4,086
  Investment Advisory Fees Payable                                                   173
  Other Accrued Expenses                                                              43
                                                                              ----------
    Total Liabilities                                                              4,302
                                                                              ----------
NET ASSETS                                                                    $  290,937
                                                                              ==========

COMPONENTS OF NET ASSETS:
  Paid in Capital (Par Value $.001, Unlimited Shares Authorized)              $  303,973
  Net Unrealized Appreciation on Investments                                      46,418
  Accumulated Undistributed Net Investment Income                                  1,428
  Accumulated Realized Loss                                                      (60,882)
                                                                              ----------
NET ASSETS                                                                    $  290,937
                                                                              ==========
TRUST SHARES OUTSTANDING                                                          14,486
                                                                              ==========
NET ASSET VALUE PER SHARE                                                     $    20.08
                                                                              ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
SAFECO RST EQUITY PORTFOLIO
For the Six-Month Period Ended June 30, 2003 (Unaudited)

-(IN THOUSANDS)-
----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                   $    2,425
  Interest                                                                            62
  Income from Securities Loaned, net                                                   7
                                                                              ----------
    Total Investment Income                                                        2,494

EXPENSES
  Investment Advisory                                                                991
  Legal and Auditing                                                                  18
  Custodian                                                                           10
  Reports to Shareholders                                                             32
  Trustees                                                                             5
  Other                                                                               10
                                                                              ----------
    Total Expenses                                                                 1,066
                                                                              ----------

NET INVESTMENT INCOME                                                              1,428

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Loss                                                              (21,237)
  Net Change in Unrealized Appreciation                                           48,913
                                                                              ----------
NET GAIN ON INVESTMENTS                                                           27,676
                                                                              ----------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                            $   29,104
                                                                              ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets
SAFECO RST EQUITY PORTFOLIO
(Unaudited)

-(In Thousands)-                                                    2003*      2002**
-------------------------------------------------------------------------------------
OPERATIONS

  Net Investment Income                                         $   1,428   $   3,428

  Net Realized Loss on Investments                                (21,237)    (29,525)

  Net Change in Unrealized Appreciation (Depreciation)             48,913     (79,074)
                                                                ---------   ---------
  Net Change in Net Assets Resulting from Operations               29,104    (105,171)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                                 -      (3,428)

NET TRUST SHARE TRANSACTIONS                                       (9,235)    (42,033)
                                                                ---------   ---------
TOTAL CHANGE IN NET ASSETS                                         19,869    (150,632)

NET ASSETS AT BEGINNING OF PERIOD                                 271,068     421,700
                                                                ---------   ---------
NET ASSETS AT END OF PERIOD                                     $ 290,937   $ 271,068
                                                                =========   =========

OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:

  Subscriptions                                                     1,221       2,843
  Reinvestments                                                         -         190
  Redemptions                                                      (1,737)     (5,102)
                                                                ---------   ---------
   NET CHANGE                                                        (516)     (2,069)
                                                                =========   =========
AMOUNTS:

  Subscriptions                                                 $  22,574   $  59,488
  Reinvestments                                                         -       3,428
  Redemptions                                                     (31,809)   (104,949)
                                                                ---------   ---------
   NET CHANGE                                                   $  (9,235)  $ (42,033)
                                                                =========   =========

 *  For the six-month period ended June 30, 2003.
**  For the year ended December 31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

SAFECO RST EQUITY PORTFOLIO
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                                  SIX-MONTH
                                               PERIOD ENDED
                                                    JUNE 30                     FOR THE YEAR ENDED DECEMBER 31
                                               -------------- ----------------------------------------------------------------
                                                       2003         2002          2001         2000         1999          1998
------------------------------------------------------------- ----------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD            $   18.07     $   24.70    $   27.46    $   31.02    $   29.97    $    25.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                0.10          0.23         0.18         0.21         0.26          0.25
  Net Realized and Unrealized Gain (Loss)
   on Investments                                      1.91         (6.63)       (2.76)       (3.56)        2.53          6.02
                                                  ---------     ---------    ---------    ---------    ---------    ----------
     Total from Investment Operations                  2.01         (6.40)       (2.58)       (3.35)        2.79          6.27
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                    -         (0.23)       (0.18)       (0.21)       (0.26)        (0.25)
  Distributions from Realized Gains                       -             -            -            -        (1.48)        (1.23)
                                                  ---------     ---------    ---------    ---------    ---------    ----------
     Total Distributions                                  -         (0.23)       (0.18)       (0.21)       (1.74)        (1.48)
                                                  ---------     ---------    ---------    ---------    ---------    ----------
NET ASSET VALUE AT END OF PERIOD                  $   20.08     $   18.07    $   24.70    $   27.46    $   31.02    $    29.97
                                                  =========     =========    =========    =========    =========    ==========
TOTAL RETURN                                          11.12%*      (25.91%)      (9.38%)     (10.79%)       9.31%        24.89%
NET ASSETS AT END OF PERIOD (000'S)               $ 290,937     $ 271,068    $ 421,700    $ 510,463    $ 647,078    $  557,314
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                             0.80%**       0.77%        0.78%        0.78%        0.76%         0.78%
  Net Investment Income                                1.06%**       1.02%        0.69%        0.67%        0.80%         0.96%
PORTFOLIO TURNOVER RATE                                  41%**         48%          35%          45%          32%           32%

 *  Not annualized.
**  Annualized.

Notes to Financial Statements
(Unaudited)

1.  GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Equity Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

SECURITY VALUATION. Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. When valuations are not readily available, securities are valued at fair value as determined in good faith by or under the supervision of the Portfolio's Board of Trustees.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the six-month period ended June 30, 2003, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $52,187,000 and $63,161,000, respectively.

SECURITIES LENDING. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments daily.

Notes to Financial Statements
(Unaudited)

EXPENSE ALLOCATION. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains, (if any) are normally recorded in December and March. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME AND EXCISE TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to shareholders in a manner which results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.  COMPONENTS OF DISTRIBUTABLE EARNINGS

Estimated components of distributable earnings on a tax basis at June 30, 2003, were as follows (in thousands):

                                                                      EQUITY
----------------------------------------------------------------------------
Federal Tax Cost on Investments                                  $   248,617
                                                                 -----------
Gross Unrealized Appreciation on Investments                          73,340
Gross Unrealized Depreciation on Investments                         (27,067)
                                                                 -----------
Net Unrealized Appreciation (Depreciation) on Investments             46,273
Undistributed Income                                                   1,428
Undistributed Realized Loss - Current Period                         (21,237)
Capital Loss Carryforward*                                           (36,378)
Deferred Loss**                                                       (3,122)
                                                                 -----------
Distributable Earnings                                           $   (13,036)
                                                                 ===========

Differences between financial statement reporting basis and tax-basis reporting is attributable primarily to the tax deferral of losses on wash sales.

* At December 31, 2002, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                              2008           2009            2010            TOTAL
      --------------------------------------------------------------------------------------------
      Equity Portfolio                    $ (1,329)        (8,113)        (26,936)         (36,378)
      --------------------------------------------------------------------------------------------

**From November 1, 2002 through December 31, 2002, the Portfolio incurred net realized capital losses. As permitted by tax regulations, the Portfolio has elected to defer those losses and treat them as arising in the year ending December 31, 2003.

Notes to Financial Statements
(Unaudited)

4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES. Safeco Asset Management Company receives investment advisory fees from the Portfolio. For the Equity Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%.

NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. For the six months ended June 30, 2003, the Portfolio did not have any outstanding loans under this arrangement.

LINE OF CREDIT. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $100 million is available to meet short-term financing needs. At June 30, 2003, no such borrowings were outstanding.

AFFILIATE OWNERSHIP. At June 30, 2003, Safeco Life Insurance Company owned 11,989,436 shares (83% of outstanding shares) of the RST Equity Portfolio.

BOARD OF TRUSTEES. The Trust along with several other affiliated trusts not reported herein, pays each of the Trustees not affiliated with Safeco a retainer of $23,000 per year plus out of pocket expenses. Members received $2,500 per Board Meeting plus $500 per each additional committee meeting they attended.

EXPENSE REIMBURSEMENT. Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio except for investment advisory fees if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

Trustee and Officers Information

                                                                                                 NUMBER OF
                        POSITION(S)  TERM OF OFFICE*                                          SERIES IN A FUND
                        HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S)               COMPLEX OVERSEEN  OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE    TRUSTS       TIME SERVED        DURING PAST 5 YEARS                    BY TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT (DISINTERESTED) TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
SCOTT M. BOGGS        Trustee      Served since      Corporate Vice President, Finance              25        Trustee for Financial
4854 154th Place NE                August 8, 2002    for Microsoft Corporation, a software                    Executives Research
Redmond, WA 98052                                    comapny, Redmond,                                        Foundation (Industry
(48)                                                 Washington (1993 - present).                             Group)

BARBARA J. DINGFIELD  Trustee      Served since      Consultant to corporate amd private            25        Director of First
4854 154th Place NE                May 3, 1990       foundations. From 1994 to 1999 she was the               Safeco National Life
Redmond, WA 98052                                    Director of Community Affairs for Microsoft              Insurance Co. of
(57)                                                 Corporation, Redmond, Washington, a computer             New York. Trustee,
                                                     software company. Member of the Board of                 United Way of Skagit
                                                     Managers, Swarthmore College (1995-1999).                County. Board Chair
                                                     Trustee and Board Chair of United Way of                 Npower (non-profit
                                                     King County (1991-2000). Board member,                   organization
                                                     Pacific Northwest Grantmakers Forum                      providing technology
                                                     (1997-1999). Trustee and past                            assistance and
                                                     Chair, Seattle Housing                                   training to other
                                                     Resources Group(1993-1999).                              non-profits).Board
                                                                                                              of Directors,YMCA of
                                                                                                              Greater Seattle.

RICHARD E. LUNDGREN   Trustee      Served since      Retired in 2000 from position as               25        Director of First
4854 154th Place NE                February 3, 1983  Director of Marketing and Customer                       Safeco National Life
Redmond, WA 98052 (65)                               Relations, Weyerhaeuser Company,                         Insurance Co. of
                                                     Tacoma, Washington.                                      New York

LARRY L. PINNT        Trustee      Served since      Retired Vice president and Chief               25        Director of First
4854 154th Place NE                August 1, 1985    Financial Officer of U.S. WEST                           Safeco National Life
Redmond, WA 98052                                    Communications, Seattle, Washington.                     Insurance Co. of
(68)                                                                                                          New York. Chairman of
                                                                                                              the Board of
                                                                                                              Directors for Cascade
                                                                                                              Natural Gas Corp.,
                                                                                                              Seattle, Washington.
                                                                                                              Board Member of
                                                                                                              University of
                                                                                                              Washington Medical
                                                                                                              Center, Seattle,
                                                                                                              Washington.

JOHN W. SCHNEIDER     Trustee      Served since      President and owner of Wallingford             25        Director of First
4854 154th Place NE                February 3, 1983  Group, Inc., Seattle, Washington, a                      Safeco National Life
Redmond, WA 98052                                    consulting company currently involved                    Insurance Co. of
(61)                                                 in the development, repositioning, and                   New York
                                                     acquisition/disposition of
                                                     real estate (1995-present).

*Term of office is age 72.

INTERESTED TRUSTEE*
ROGER F. HARBIN       Trustee and  Served since May  Senior Vice President and Director of          25        Director of several
5069 154th Place NE   Chairman Sr. 7, 2003 Served    Safeco Services Corporation and Safeco                   direct and indirect
Redmond, WA 98052     Vice         since November    Securities, Inc. since November 2002.                    subsidiaries of
(52)                  President    8, 2001**         Named Director and interim President of                  Safeco Corporation,
                                                     Safeco Services Corporation, Director of                 including Director of
                                                     Safeco Asset Management Company, interim                 First Safeco National
                                                     President of Safeco Mutual Funds,                        Life Insurance Co. of
                                                     Director and interim President of Safeco                 New York
                                                     Securities, Inc. in 2001. Executive Vice
                                                     President and Actuary of Safeco Life
                                                     Insurance Company since 1998. Senior Vice
                                                     President of Safeco Life
                                                     Insurance Company from 1992 to 1998.

*Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.
**Term of office is age 72. Chairman is an annual appointment.

 PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

KEVIN A. ROWELL       President    Served since      President of Safeco Securities, Inc. and
4854 154th Place NE                September 16,     Safeco Services Corp., effective September
Redmond, WA 98052                  2002              16, 2002. Managing Director of Global
(42)                                                 Relationships for Alliance Capital Management
                                                     in New York, from 1998-2002. Prior to 1998,
                                                     European Director for Corporate Development
                                                     at Putnam Investments.

RONALD L. SPAULDING   Vice         Served since      Chairman of Safeco Asset Management Company;
Two Union Square 601  President    August 3, 1995    Treasurer and Chief Investment Officer of
Union Street                                         Safeco Corporation; Vice President of
25th Floor Seattle,                                  Safeco Insurance Companies; Director, Vice
WA 98101  (59)                                       President and Treasurer of First Safeco Life
                                                     Insurance Company of New York; former Senior
                                                     Portfolio Manager of Safeco Insurance
                                                     Companies and Portfolio Manager for Safeco
                                                     Mutual Funds.

DAVID H. LONGHURST    Vice         Served since      Vice President, Treasurer, Controller and
4854 154th Place NE   President,   August 7, 1997    Secretary of Safeco Asset Management Company;
Redmond, WA 98052     Treasurer,                     Vice President, Treasurer, Controller and
(46)                  Secretary,                     Secretary of Safeco Services Corporation; and
                      and                            Vice President, Treasurer, Controller and
                      Controller                     Secretary and Financial Principal of Safeco
                                                     Securities, Inc. since July 2000. Treasurer,
                                                     Controller, Secretary and Financial Principal
                                                     of Safeco Investment Services, Inc. since
                                                     March 2000; Assistant Controller of Safeco
                                                     Securities, Inc., Safeco Services Corporation
                                                     and Safeco Asset Management Company from 1996
                                                     to June 2000.

DAVID N. EVANS        Assistant    Served since      Former Controller and Assistant Controller of
4854 154th Place NE   Controller   November 7, 2002  Rosetta Inpharmatics from 2001-2002 and
Redmond, WA 98052                                    2000-2001, respectively. From 1994 to 2000,
(30)                                                 he worked at PricewaterhouseCoopers LLP,
                                                     where he focused on financial services.

SUSAN TRACEY          Assistant    Served since      Tax Manager for Safeco Corporation. Assistant
Safeco Plaza          Secretary    August 3, 2000    Secretary of Safeco Asset Management Company,
4333 Brooklyn Ave. NE                                Safeco Securities, Inc. and Safeco Services
Seattle, WA 98185                                    Corporation. She has been employed by Safeco
(53)                                                 Corporation since 1987.

STEPHEN D. COLLIER    Assistant    Served since      Director of Taxation and Assistant Vice
Safeco Plaza          Secretary    February 5, 1998  President of Safeco Corporation; Assistant
4333 Brooklyn Ave. NE                                Secretary of Safeco Asset Management Company,
Seattle, WA 98185                                    Safeco Securities, Inc. and Safeco Services
(50)                                                 Corporation. He has been an executive officer
                                                     of Safeco Corporation and subsidiaries since
                                                     1991.

* Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711.

  SAFECO RESOURCE SERIES TRUST

  INVESTMENT ADVISOR:
  Safeco Asset Management Company

  DISTRIBUTOR:
  Safeco Securities, Inc.

  TRANSFER AGENT:
  Safeco Services Corporation

  CUSTODIAN:
  State Street Bank and Trust Company

[SAFECO(TM) LOGO]

                                Printed on Recycled Paper:
                                (R)A Registered trademark of Safeco Corporation.

  GMF4484 07/03

[SAFECO (TM) LOGO]

SAFECO RESOURCE SERIES TRUST

SEMIANNUAL REPORT

GROWTH OPPORTUNITIES PORTFOLIO

JUNE 30, 2003

Report From the Portfolio Manager
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
As of June 30, 2003


HOW DID THE PORTFOLIO PERFORM?
Although the Safeco RST Growth Opportunities Portfolio performed very well during the second quarter of 2003, it underperformed the benchmark Russell 2000 Index for the six-month period ending June 30, 2003.

WHAT FACTORS IMPACTED THE PORTFOLIO'S PERFORMANCE?
While the first quarter showed a continuance of the market's negative trends, the Safeco RST Growth Opportunities Portfolio was ideally structured for the type of market advance we enjoyed in the second quarter. During the period, small-caps outperformed large-caps, micro-caps did better than small-caps and growth trumped value. Our Portfolio was overweighted versus the benchmark in all of these favored segments. Further, healthcare, which comprised 33.1% of total assets at the beginning of the second quarter versus 12.6% in the Russell 2000, was the second best performing Russell 2000 sector, up 31% for the period. While this growth bias helped during the last quarter, it hurt the Portfolio over the past three- and five-year periods. Over those spans, growth underperformed value by a significant margin, accounting for the bulk of the poor relative returns. For example, during the past three years, the Russell 2000 Growth Index lost 16.7% per year while the Russell 2000 Value Index enjoyed a 10.9% annual increase.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO AND WHY?
During the period, we continued our strategy of lowering risk and volatility by reducing the percentage of assets allocated to any individual company or sector. We trimmed very large positions, eliminated very small ones and added to diversification by buying stocks in sectors where the Portfolio was underrepresented, such as financials, energy and producer durables. Seven of our top 10 performers during the second quarter were healthcare stocks. Our ten winners were Polymedica, Conceptus, Monster Worldwide, Micros Systems, Serologicals, Discovery Labs, Matria Healthcare, NCO Group, American Healthways and Atherogenics. These 10 had an average contribution of 1.4% and an average price increase of 75%. Our worst performer, Prime Medical Systems, was down 36% and the ten worst contributors averaged an 11.5% decline and a negative contribution of 0.12% each. We believe the strong second quarter results validate our strategy of making changes that lower risk without detracting from the Portfolio's potential in an up market.

Safeco Asset Management

SAFECO ASSET MANAGEMENT COMPANY'S GROWTH OPPORTUNITIES INVESTMENT TEAM, WHICH IS COMPRISED OF EQUITY MANAGERS AND ANALYSTS, ASSUMED MANAGEMENT OF THE SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO IN FEBRUARY, 2003. TEAM MANAGEMENT ALLOWS BROADER COVERAGE OF THIS HIGHLY COMPLEX MARKET AND INCREASED INPUT INTO THE INVESTMENT PROCESS.

Performance Overview & Highlights
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2003                     SIX MONTH*     1 YEAR          5 YEAR        10 YEAR
------------------------------------------------------------------------------------------------------------
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO                 16.40%       (11.96)%        (5.80)%        12.51%
RUSSELL 2000 INDEX                                        17.88%        (1.64)%         0.97%          8.24%

* Not annualized.

  Performance does not reflect the deduction, if any, for taxes or penalties associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the portfolio is available as an underlying investment option.

[CHART]

INVESTMENT VALUES:

            SAFECO
            RST GROWTH OPPORTUNITIES PORTFOLIO         RUSSELL 2000 INDEX
 6/30/1993              $   10,000                         $   10,000
 7/31/1993              $   10,373                         $   10,138
 8/31/1993              $   11,200                         $   10,576
 9/30/1993              $   11,773                         $   10,874
10/31/1993              $   12,291                         $   11,154
11/30/1993              $   11,745                         $   10,791
12/31/1993              $   12,371                         $   11,159
 1/31/1994              $   13,205                         $   11,509
 2/28/1994              $   12,727                         $   11,467
 3/31/1994              $   12,259                         $   10,863
 4/30/1994              $   12,625                         $   10,928
 5/31/1994              $   12,941                         $   10,805
 6/30/1994              $   12,544                         $   10,440
 7/31/1994              $   13,053                         $   10,612
 8/31/1994              $   13,510                         $   11,203
 9/30/1994              $   13,429                         $   11,165
10/31/1994              $   13,927                         $   11,120
11/30/1994              $   13,714                         $   10,670
12/31/1994              $   13,845                         $   10,956
 1/31/1995              $   13,909                         $   10,818
 2/28/1995              $   14,410                         $   11,268
 3/31/1995              $   14,389                         $   11,461
 4/30/1995              $   14,666                         $   11,716
 5/31/1995              $   15,306                         $   11,917
 6/30/1995              $   16,277                         $   12,536
 7/31/1995              $   16,992                         $   13,258
 8/31/1995              $   17,066                         $   13,532
 9/30/1995              $   18,037                         $   13,774
10/31/1995              $   18,197                         $   13,158
11/30/1995              $   18,976                         $   13,711
12/31/1995              $   19,522                         $   14,072
 1/31/1996              $   19,718                         $   14,057
 2/29/1996              $   20,247                         $   14,495
 3/31/1996              $   20,800                         $   14,790
 4/30/1996              $   22,091                         $   15,581
 5/31/1996              $   23,431                         $   16,195
 6/30/1996              $   22,595                         $   15,530
 7/31/1996              $   20,604                         $   14,174
 8/31/1996              $   22,386                         $   14,997
 9/30/1996              $   23,714                         $   15,583
10/31/1996              $   24,169                         $   15,343
11/30/1996              $   24,697                         $   15,975
12/31/1996              $   25,780                         $   16,393
 1/31/1997              $   27,333                         $   16,721
 2/28/1997              $   26,195                         $   16,316
 3/31/1997              $   25,231                         $   15,546
 4/30/1997              $   24,107                         $   15,589
 5/31/1997              $   27,909                         $   17,323
 6/30/1997              $   30,077                         $   18,066
 7/31/1997              $   32,125                         $   18,906
 8/31/1997              $   33,450                         $   19,339
 9/30/1997              $   36,194                         $   20,755
10/31/1997              $   35,204                         $   19,843
11/30/1997              $   36,890                         $   19,714
12/31/1997              $   37,266                         $   20,060
 1/31/1998              $   37,458                         $   19,743
 2/28/1998              $   41,336                         $   21,203
 3/31/1998              $   44,432                         $   22,077
 4/30/1998              $   46,044                         $   22,199
 5/31/1998              $   43,698                         $   21,004
 6/30/1998              $   43,826                         $   21,048
 7/31/1998              $   41,272                         $   19,344
 8/31/1998              $   31,553                         $   15,588
 9/30/1998              $   32,526                         $   16,808
10/31/1998              $   34,824                         $   17,493
11/30/1998              $   36,277                         $   18,410
12/31/1998              $   37,948                         $   19,549
 1/31/1999              $   38,928                         $   19,809
 2/28/1999              $   34,224                         $   18,204
 3/31/1999              $   33,939                         $   18,489
 4/30/1999              $   34,652                         $   20,145
 5/31/1999              $   34,741                         $   20,440
 6/30/1999              $   36,059                         $   21,364
 7/31/1999              $   35,293                         $   20,778
 8/31/1999              $   33,921                         $   20,009
 9/30/1999              $   33,708                         $   20,013
10/31/1999              $   34,670                         $   20,094
11/30/1999              $   35,917                         $   21,294
12/31/1999              $   40,086                         $   23,704
 1/31/2000              $   38,429                         $   23,324
 2/29/2000              $   43,239                         $   27,175
 3/31/2000              $   45,751                         $   25,384
 4/30/2000              $   42,366                         $   23,856
 5/31/2000              $   37,502                         $   22,466
 6/30/2000              $   40,674                         $   24,424
 7/31/2000              $   40,442                         $   23,638
 8/31/2000              $   43,150                         $   25,442
 9/30/2000              $   41,475                         $   24,694
10/31/2000              $   40,638                         $   23,592
11/30/2000              $   36,433                         $   21,170
12/31/2000              $   37,615                         $   22,988
 1/31/2001              $   41,514                         $   24,185
 2/28/2001              $   37,375                         $   22,598
 3/31/2001              $   34,595                         $   21,493
 4/30/2001              $   38,194                         $   23,174
 5/31/2001              $   42,054                         $   23,744
 6/30/2001              $   46,313                         $   24,564
 7/31/2001              $   42,574                         $   23,234
 8/31/2001              $   39,694                         $   22,484
 9/30/2001              $   34,575                         $   19,457
10/31/2001              $   37,075                         $   20,596
11/30/2001              $   40,554                         $   22,190
12/31/2001              $   44,815                         $   23,560
 1/31/2002              $   43,054                         $   23,315
 2/28/2002              $   38,857                         $   22,676
 3/31/2002              $   42,557                         $   24,498
 4/30/2002              $   42,146                         $   24,721
 5/31/2002              $   40,606                         $   23,624
 6/30/2002              $   36,929                         $   22,452
 7/31/2002              $   30,254                         $   19,061
 8/31/2002              $   28,878                         $   19,013
 9/30/2002              $   26,763                         $   17,647
10/31/2002              $   27,235                         $   18,213
11/30/2002              $   29,946                         $   19,838
12/31/2002              $   27,933                         $   18,734
 1/31/2003              $   26,660                         $   18,215
 2/28/2003              $   24,503                         $   17,665
 3/31/2003              $   24,955                         $   17,892
 4/30/2003              $   27,748                         $   19,589
 5/31/2003              $   30,829                         $   21,691
 6/30/2003              $   32,513                         $   22,084

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                               PERCENT OF
TOP FIVE INDUSTRIES                            NET ASSETS
---------------------------------------------------------
Health Care Equipment                              8.8%
Diversified Commercial Services                    7.6
Biotechnology                                      6.8
Health Care Supplies                               6.1
Specialty Stores                                   5.3

                                               PERCENT OF
TOP TEN COMMON STOCK HOLDINGS                  NET ASSETS
---------------------------------------------------------
PolyMedica Corp.                                   6.1%
  (Health Care Supplies)
Conceptus, Inc.                                    5.3
  (Health Care Equipment)
NCO Group, Inc.                                    5.1
  (Diversified Commercial Services)
MICROS Systems, Inc.                               5.0
  (Application Software)
Iron Mountain, Inc.                                3.7
  (Data Processing & Outsourced Services)
Monster Worldwide, Inc.                            3.0
  (Employment Services)
Rent-A-Center, Inc.                                2.9
  (Specialty Stores)
Serologicals Corp.                                 2.6
  (Biotechnology)
AtheroGenetics, Inc.                               2.4
  (Biotechnology)
Matria Healthcare, Inc.                            2.3
  (Health Care Services)

[CHART]

WEIGHTINGS AS A PERCENT
OF NET ASSETS

Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)     21.10%
Small - Common Stocks: (Less than $1.5 Bil.)      72.40%
Indexed Securities:                                4.50%
Warrants:                                          0.50%
Cash & Other:                                      1.50%

Portfolio of Investments
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
As of June 30, 2003 (Unaudited)

                                                                            VALUE
SHARES OR PRINCIPAL AMOUNT                                                (000'S)
---------------------------------------------------------------------------------
COMMON STOCKS--93.5%

AEROSPACE & DEFENSE--2.1%
     55,600 *  Alliant Techsystems, Inc.                               $    2,886
    100,000 *  DRS Technologies, Inc.                                       2,792

APPAREL RETAIL--0.7%
    173,600    Wet Seal, Inc. (Class A)                                     1,854

APPLICATION SOFTWARE--5.0%
    413,400 *  MICROS Systems, Inc.                                        13,634
     35,326 *  Private Business, Inc.                                          25

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
      6,300 *  Affiliated Managers Group, Inc.                                384

AUTO PARTS & EQUIPMENT--1.6%
    459,700 *  IMPCO Technologies, Inc.                                     2,832
    693,300 *  Quantum Fuel Systems Technologies                            1,546
                Worldwide, Inc.

BIOTECHNOLOGY--6.8%
    443,000 *  AtheroGenics, Inc.                                           6,614
    508,900 *  North American Scientific, Inc.                              3,898
    177,500 *  Novavax, Inc.                                                  989
    516,900 *  Serologicals Corp.                                           7,045

CASINOS & GAMING--1.4%
    152,600 *  Station Casinos, Inc.                                        3,853

DATA PROCESSING & OUTSOURCED SERVICES--3.7%
    274,480 *  Iron Mountain, Inc.                                         10,180

DIVERSIFIED COMMERCIAL SERVICES--7.6%
    100,000 *  Concorde Career Colleges, Inc.                               2,001
    180,700 *  FirstService Corp.                                           2,801
     80,400 *  Kroll, Inc.                                                  2,176
    771,775 *  NCO Group, Inc.                                             13,823

ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
    190,700 *  Tektronix, Inc.                                              4,119

EMPLOYMENT SERVICES--3.0%
    414,300 *  Monster Worldwide, Inc.                                      8,174

FOOD DISTRIBUTORS--1.0%
     74,000 *  Performance Food Group Co.                                   2,738

FOOD RETAIL--1.0%
    183,000    Casey's General Stores, Inc.                                 2,588

FOOTWEAR--1.0%
    123,500 *  Steven Madden, Ltd.                                     $    2,697

HEALTH CARE EQUIPMENT--8.6%
    105,000 *  American Medical Alert Corp.                                   279
  1,024,700 *  Conceptus, Inc.                                             14,397
    583,940 *  Endocare, Inc.                                               2,394
    630,100 *  Med-Design Corp.                                             3,100
  1,000,000 *  PhotoMedex, Inc.                                             2,180
    464,000 *  SpectRx, Inc.                                                1,118

HEALTH CARE SERVICES--5.1%
    156,400 *  American Healthways, Inc.                                    5,649
    356,450 *  Matria Healthcare, Inc.                                      6,291
    384,350 *  Prime Medical Services, Inc.                                 1,806

HEALTH CARE SUPPLIES--6.1%
    365,000    PolyMedica Corp.                                            16,713

HOME ENTERTAINMENT SOFTWARE--2.9%
    526,400 *  PLATO Learning, Inc.                                         3,027
    269,700 *  THQ, Inc.                                                    4,855

INDUSTRIAL MACHINERY--0.9%
     59,600    Pentair, Inc.                                                2,328

INTEGRATED TELECOMMUNICATIONS SERVICES--0.8%
    518,586 *  RMH Teleservices, Inc.                                       2,246

INTERNET SOFTWARE & SERVICES--2.9%
    798,500 *  Stellent, Inc.                                               4,312
    235,800 *  Websense, Inc.                                               3,693

IT CONSULTING & OTHER SERVICES--1.5%
    560,900 *  CIBER, Inc.                                                  3,938

LIFE & HEALTH INSURANCE--1.2%
     62,400    StanCorp Financial Group, Inc.                               3,259

METAL & GLASS CONTAINERS--0.6%
    283,300    Intertape Polymer Group, Inc.                                1,686

OFFICE SERVICES & SUPPLIES--1.3%
     89,900 *  Moore Wallace, Inc.                                          1,320
     62,000 *  United Stationers, Inc.                                      2,243

OIL & GAS DRILLING--0.9%
    109,000 *  Pride International, Inc.                                    2,051

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            VALUE
SHARES OR PRINCIPAL AMOUNT                                                (000'S)
---------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--0.7%
     65,700    Tidewater, Inc.                                         $    1,930

OIL & GAS EXPLORATION & PRODUCTION--1.5%
     77,700 *  Forest Oil Corp.                                             1,952
     52,700 *  Newfield Exploration Co.                                     1,979

PERSONAL PRODUCTS--2.5%
    108,300 *  Elizabeth Arden, Inc.                                        1,426
    520,900    Nu Skin Enterprises, Inc. (Class A)                          5,443

PHARMACEUTICALS--4.8%
    134,200 *  Connetics Corp.                                              2,009
    574,713 *  Discovery Laboratories, Inc.                                 3,655
    139,200 *  Emisphere Technologies, Inc.                                   501
    206,700 *  First Horizon Pharmaceutical Corp.                             816
    584,000 *  La Jolla Pharmaceutical Co.                                  1,910
    427,000 *  Nastech Pharmaceutical Co., Inc.                             4,270

REAL ESTATE INVESTMENT TRUST--1.2%
     71,600    Alexandria Real Estate Equities, Inc.                        3,222

REGIONAL BANKS--3.8%
    179,970    Fulton Financial Corp.                                       3,576
    110,100    United Bankshares, Inc.                                      3,154
     81,300    Westamerica Bancorporation                                   3,502

SOFT DRINKS--1.0%
     47,500    Coca-Cola Bottling Co.                                       2,594

SPECIALTY CHEMICALS--0.4%
    273,200 *  Omnova Solutions, Inc.                                       1,104

SPECIALTY STORES--5.3%
    299,071 *  Harold's Stores, Inc.                                          374
    103,400 *  Rent-A-Center, Inc.                                          7,839
  1,182,400 *  Rent-Way, Inc.                                               5,498
    449,850 *+ TRM Copy Centers Corp.                                         832

SYSTEMS SOFTWARE--0.1%
    340,000 *  Sphinx International, Inc. (Illiquid)                          150

THRIFTS & MORTGAGE FINANCE--1.8%
    110,200    Doral Financial Corp.                                        4,920

TRUCKING--1.1%
    139,800 *  Old Dominion Freight Line, Inc.                         $    3,022
                                                                       ----------
TOTAL COMMON STOCKS (COST $264,722)                                       254,212
                                                                       ----------
INDEXED SECURITIES--4.5%

INDEXED SECURITIES--4.5%
     19,000    iShares Russell 2000                                           904
                Growth Index Fund
     75,000    iShares Russell 2000                                         6,668
                Index Fund
     63,000    iShares S&P SmallCap                                         4,599
                600/BARRA Growth Index Fund
                                                                       ----------
TOTAL INDEXED SECURITIES (COST $10,839)                                    12,171
                                                                       ----------
WARRANTS--0.5%

HEALTH CARE EQUIPMENT--0.2%
     26,250 *  American Medical                                                27
               Alert Corp. (Exp. 4/19/07)++
     49,880 *  Endocare, Inc. (Exp. 11/23/05)++                                37
    140,000 *  LifePoint, Inc. (Exp. 3/27/07)++                                14
     84,000 *  LifePoint, Inc. (Exp. 7/21/07)++                                10
    250,000 *  PhotoMedex, Inc. (Exp. 6/12/07)++                              295
     92,800 *  SpectRx, Inc. (Exp. 6/04/06)++                                  89

INTEGRATED TELECOMMUNICATIONS SERVICES--0.1%
    172,862 *  RMH Teleservices, Inc.                                         265
                (Exp. 9/28/06)++

PHARMACEUTICALS--0.2%
    114,943 *  Discovery Laboratories,                                        138
                Inc. (Exp. 10/01/06)++
    105,000 *  Nastech Pharmaceutical Co.,                                    563
                Inc. (Exp. 3/19/06)++
                                                                       ----------
TOTAL WARRANTS (COST $22)                                                   1,438
                                                                       ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            VALUE
SHARES OR PRINCIPAL AMOUNT                                                (000'S)
---------------------------------------------------------------------------------
CASH EQUIVALENTS--25.8%

INVESTMENT COMPANIES
  4,308,121    AIM Short-Term Investments Co.                          $    4,308
                Liquid Assets Money Market
                Portfolio (Institutional Shares)
 65,980,325    State Street Navigator                                      65,980
                Securities Lending
                Prime Portfolio **
                                                                       ----------
TOTAL CASH EQUIVALENTS (COST $70,288)                                      70,288
                                                                       ----------
TOTAL INVESTMENTS
   (COST $345,871)--124.3%                                                338,109

OTHER ASSETS, LESS LIABILITIES                                            (66,111)
                                                                       ----------
NET ASSETS                                                             $  271,998
                                                                       ==========

  *  Non-income producing security.
 ** Represents invested collateral received related to $64,435,819 in securities on loan under securities lending agreements. See Securities Lending in Note 2 to the financial statements.
  + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $4,499,000 and the total value is $832,000 or 0.3% of net assets.
 ++ Securities are valued at fair value as determined under the supervision of the Board of Trustees.

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
As of June 30, 2003 (Unaudited)

-(IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS)-
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments, at Cost                                                              $    345,871
                                                                                   ============
   Investments in Unaffiliated Issuers, at Value                                   $    337,277
   Investments in Affiliated Issuers, at Value                                              832
                                                                                   ------------
     Total Investments, at Value                                                        338,109
   Receivable for Investment Securities Sold                                                  3
   Dividends and Interest Receivable                                                         66
                                                                                   ------------
     Total Assets                                                                       338,178
LIABILITIES:
   Payable Upon Return of Securities Loaned                                              65,980
   Investment Advisory Fees Payable                                                         157
   Other Accrued Expenses                                                                    43
                                                                                   ------------
     Total Liabilities                                                                   66,180
                                                                                   ------------
NET ASSETS                                                                         $    271,998
                                                                                   ============
COMPONENTS OF NET ASSETS:
   Paid in Capital (Par Value $.001, Unlimited Shares Authorized)                  $    379,280
   Net Unrealized Depreciation on Investments                                            (7,762)
   Accumulated Net Investment Loss                                                         (268)
   Accumulated Realized Loss                                                            (99,252)
                                                                                   ------------
NET ASSETS                                                                         $    271,998
                                                                                   ============
TRUST SHARES OUTSTANDING                                                                 17,182
                                                                                   ============
NET ASSET VALUE PER SHARE                                                          $      15.83
                                                                                   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
For the Six-Month Period Ended June 30, 2003 (Unaudited)

-(IN THOUSANDS)-
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                        $        540
  Interest                                                                                   45
  Income from Securities Loaned, net                                                         72
                                                                                   ------------
   Total Investment Income                                                                  657

EXPENSES
  Investment Advisory                                                                       848
  Legal and Auditing                                                                         18
  Custodian                                                                                  14
  Reports to Shareholders                                                                    32
  Trustees                                                                                    5
  Other                                                                                       8
                                                                                   ------------
   Total Expenses                                                                           925
                                                                                   ------------

NET INVESTMENT LOSS                                                                        (268)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) from:
   Investments in Unaffiliated Issuers                                                  (18,044)
   Investments in Affiliated Issuers                                                     (6,215)
                                                                                   ------------
   Total Net Realized Loss                                                              (24,259)
  Net Change in Unrealized Appreciation                                                  61,582
                                                                                   ------------
NET GAIN ON INVESTMENTS                                                                  37,323
                                                                                   ------------

 NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                $     37,055
                                                                                   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
(Unaudited)

-(IN THOUSANDS)-                                                                          2003*          2002**
---------------------------------------------------------------------------------------------------------------
OPERATIONS

  Net Investment Loss                                                              $       (268)   $     (1,894)

  Net Realized Loss on Investments                                                      (24,259)        (74,991)

  Net Change in Unrealized Appreciation (Depreciation)                                   61,582         (82,448)
                                                                                   ------------    ------------
  Net Change in Net Assets Resulting from Operations                                     37,055        (159,333)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Realized Gain on Investments                                                            -          (1,326)
                                                                                   ------------    ------------
   Total                                                                                      -          (1,326)

NET TRUST SHARE TRANSACTIONS                                                            (11,011)        (21,400)
                                                                                   ------------    ------------

TOTAL CHANGE IN NET ASSETS                                                               26,044        (182,059)

NET ASSETS AT BEGINNING OF PERIOD                                                       245,954         428,013
                                                                                   ------------    ------------

 NET ASSETS AT END OF PERIOD                                                       $    271,998    $    245,954
                                                                                   ============    ============

OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:

  Subscriptions                                                                           1,684           5,250
  Reinvestments                                                                               -              64
  Redemptions                                                                            (2,582)         (6,787)
                                                                                   ------------    ------------
   NET CHANGE                                                                              (898)         (1,473)
                                                                                   ============    ============
AMOUNTS:

  Subscriptions                                                                    $     22,537    $     93,634
  Reinvestments                                                                               -           1,327
  Redemptions                                                                           (33,548)       (116,361)
                                                                                   ------------    ------------
   NET CHANGE                                                                      $    (11,011)   $    (21,400)
                                                                                   ============    ============

 *   For the six-month period ended June 30, 2003.
**   For the year ended December 31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                               SIX-MONTH
                                            PERIOD ENDED
                                                 JUNE 30                           FOR THE YEAR ENDED DECEMBER 31
                                            ----------------  ------------------------------------------------------------------
                                                    2003            2002          2001          2000          1999          1998
------------------------------------------------------------  ------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD         $   13.60       $   21.89     $   18.81     $   22.50     $   21.30     $   23.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Loss                              (0.02)          (0.10)        (0.10)        (0.12)        (0.09)        (0.10)
  Net Realized and Unrealized Gain (Loss)
   on Investments                                   2.25           (8.12)+        3.67         (1.27)         1.29          0.53
                                               ---------       ---------     ---------     ---------     ---------     ---------
     Total From Investment Operations               2.23           (8.22)         3.57         (1.39)         1.20          0.43
LESS DISTRIBUTIONS
  Distributions from Realized Gains                    -           (0.07)        (0.49)        (2.30)            -         (2.38)
  Distributions from Paid in Capital                   -               -             -             -             -         (0.10)
                                               ---------       ---------     ---------     ---------     ---------     ---------
     Total Distributions                               -           (0.07)        (0.49)        (2.30)            -         (2.48)
                                               ---------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE AT END OF PERIOD               $   15.83       $   13.60     $   21.89     $   18.81     $   22.50     $   21.30
                                               =========       =========     =========     =========     =========     =========
TOTAL RETURN                                       16.40%*        (37.67%)       19.14%        (6.16%)        5.63%         1.83%
NET ASSETS AT END OF PERIOD (000'S)            $ 271,998       $ 245,954     $ 428,013     $ 354,932     $ 345,725     $ 356,407
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                          0.81%**         0.79%         0.78%         0.77%         0.78%         0.80%
  Net Investment Loss                              (0.23%)**       (0.58%)       (0.53%)       (0.57%)       (0.45%)       (0.48%)
PORTFOLIO TURNOVER RATE                               59%**           38%           47%           66%           53%           46%

 *   Not annualized.
**   Annualized.
 +   Includes $0.01 related to payment by affiliate (see note 4).

Notes to Financial Statements
(Unaudited)

1.   GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Growth Opportunities Portfolio (the Portfolio). The financial statements of the other Portfolios are presented separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

SECURITY VALUATION. Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. When valuations are not readily available, securities are valued at fair value as determined in good faith by or under the supervision of the Portfolio's Board of Trustees.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the six-month period ended June 30, 2003, the Portfolio had purchases and sales, of portfolio securities (excluding short-term securities) of $66,894,000 and $73,800,000, respectively.

SECURITIES LENDING. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral is an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payment for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to each Portfolio securities identical to the loaned securities. The Portfolio may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the collateral with the borrower on the Portfolio. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments daily.

EXPENSE ALLOCATION. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains, (if any) are normally recorded in December and March. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME AND EXCISE TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.   COMPONENTS OF DISTRIBUTABLE EARNINGS

Estimated components of distributable earnings on a tax basis at June 30, 2003, were as follows (in thousands):

                                                    GROWTH OPPORTUNITIES
------------------------------------------------------------------------
Federal Tax Cost on Investments                             $    348,163
                                                            ------------
Gross Unrealized Appreciation on Investments                      63,430
Gross Unrealized Depreciation on Investments                     (73,484)
                                                            ------------
Net Unrealized Appreciation (Depreciation) on Investments        (10,054)
Undistributed Income (Loss)                                         (268)
Undistributed Realized Loss - Current Period                     (24,259)
Capital Loss Carryforward*                                       (54,387)
Deferred Loss**                                                  (18,327)
                                                            ------------
Distributable Earnings                                      $   (107,295)
                                                            ============

Differences between financial statement reporting basis and tax-basis reporting is attributable primarily to the tax deferral of losses on wash sales.

* At December 31, 2002, the Growth Opportunities Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows (in thousands):

                                                                    2010     TOTAL
      ----------------------------------------------------------------------------
      Growth Opportunities Portfolio                        $    (54,387)  (54,387)
      ----------------------------------------------------------------------------

** From November 1, 2002, through December 31, 2002, the Growth Opportunities
   Portfolio incurred net realized capital losses. As permitted by tax regulations, the Portfolio elected to defer those losses and treat them as arising in the year ending December 31, 2003.

4.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES. Safeco Asset Management Company receives investment advisory fees from the Portfolios. For the Growth Opportunities Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%.

NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2003 no such borrowings were outstanding. Interest rates on affiliated loans during the six-month period ended June 30, 2003 ranged from 1.19% to 1.25%.

LINE OF CREDIT. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $100 million is available to meet short-term financing needs. At June 30, 2003, no such borrowings were outstanding.

AFFILIATE OWNERSHIP. At June 30, 2003, Safeco Life Insurance Company owned 11,414,470 shares (66%) of the RST Growth Opportunities Portfolio.

INVESTMENT REIMBURSEMENT BY ADVISOR. In February 2002, a final settlement was reached on an outstanding class-action lawsuit against Prison Realty Trust, Inc., a security formerly owned by the Growth Opportunities Portfolio. Eligibility for the settlement was predicated on filing a claim prior to December 27, 2000. Because Safeco Asset Management Company did not file a claim within this timeline, the Portfolio was not eligible to receive any of the settlement proceeds. To compensate the Portfolio for this lost litigation settlement, Safeco Asset Management Company reimbursed the Growth Opportunities Portfolio $142,000 in 2002 which approximated the market value of the settlement had the Portfolio participated in the original settlement agreement.

BOARD OF TRUSTEES. The Trust along with several other affiliated trusts not reported herein, paid each of the Trustees not affiliated with Safeco a retainer of $23,000 per year plus out of pocket expenses. Members received $2,500 per Board Meeting plus $500 per each additional committee meeting they attended.

EXPENSE REIMBURSEMENT. Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio (except for investment advisory fees) if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating costs.

5.   INVESTMENTS IN AFFILIATES

Each of the companies listed below is an affiliate of the Growth Opportunities Portfolio because the portfolio owned at least 5% of the company's voting securities during the six-month period ended June 30, 2003:

                                     SHARES AT                            SHARES AT                                  MARKET VALUE
                                     BEGINNING                               END OF                   REALIZED   OF AFFILIATES AT
(IN THOUSANDS)                       OF PERIOD  ADDITIONS  REDUCTIONS        PERIOD    DIVIDENDS   GAIN (LOSS)      JUNE 30, 2003
---------------------------------------------------------------------------------------------------------------------------------
Med-Design, Inc.*                          630          -           -            630    $      -      $      -           $      -
Rent-Way, Inc.*                          1,323          -        (141)         1,182           -        (2,190)                 -
Travis Boats & Motors, Inc.*               367          -        (367)             -           -        (2,546)                 -
TRM Copy Centers Corp.                     567          -        (117)           450           -        (1,479)               832
                                                                                        --------      --------           --------
                                                                                        $      -      $ (6,215)          $    832
                                                                                        ========      ========           ========

* Company was not an affiliate at the end of the period.

Trustee and Officers Information

                                                                                                 NUMBER OF
                                                                                                 SERIES IN A
                             POSITION(S)    TERM OF OFFICE*                                     FUND COMPLEX
                              HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY   OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE          TRUSTS        TIME SERVED            DURING PAST 5 YEARS          TRUSTEE        HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT (DISINTERESTED) TRUSTEES

SCOTT M. BOGGS              Trustee      Served since         Corporate Vice President,         25           Trustee for Financial
4854 154th Place NE                      August 8, 2002       Finance for Microsoft                          Executives Research
Redmond, WA 98052                                             Corporation, a software                        Foundation (Industry
(48)                                                          company, Redmond, Washington                   Group)
                                                              (1993 - present).

BARBARA J. DINGFIELD        Trustee      Served since May 3,  Consultant to corporate amd       25           Director of First
4854 154th Place NE                      1990                 private foundations. From 1994                 Safeco National Life
Redmond, WA 98052                                             to 1999 she was the Director of                Insurance Co. of
(57)                                                          Community Affairs for Microsoft                New York. Trustee,
                                                              Corporation, Redmond,                          United Way of Skagit
                                                              Washington, a computer software                County. Board Chair
                                                              company. Member of the Board of                Npower (non-profit
                                                              Managers, Swarthmore College                   organization providing
                                                              (1995-1999). Trustee and Board                 technology assistance
                                                              Chair of United Way of King                    and training to other
                                                              County (1991-2000). Board                      non-profits). Board of
                                                              member, Pacific Northwest                      Directors, YMCA of
                                                              Grantmakers Forum (1997-1999).                 Greater Seattle.
                                                              Trustee and past Chair, Seattle
                                                              Housing Resources Group
                                                              (1993-1999).

RICHARD E. LUNDGREN         Trustee      Served since         Retired in 2000 from position     25           Director of First
4854 154th Place NE                      February 3, 1983     as Director of Marketing and                   Safeco National Life
Redmond, WA 98052 (65)                                        Customer Relations,                            Insurance Co. of
                                                              Weyerhaeuser Company, Tacoma,                  New York
                                                              Washington.

LARRY L. PINNT              Trustee      Served since         Retired Vice president and Chief  25           Director of First
4854 154th Place NE                      August 1, 1985       Financial Officer of U.S. WEST                 Safeco National Life
Redmond, WA 98052                                             Communications, Seattle,                       Insurance Co. of
(68)                                                          Washington.                                    New York. Chairman of
                                                                                                             the Board of Directors
                                                                                                             for Cascade Natural
                                                                                                             Gas Corp., Seattle,
                                                                                                             Washington. Board
                                                                                                             Member of University
                                                                                                             of Washington Medical
                                                                                                             Center, Seattle,
                                                                                                             Washington.

JOHN W. SCHNEIDER           Trustee      Served since         President and owner of            25           Director of First
4854 154th Place NE                      February 3, 1983     Wallingford Group, Inc.,                       Safeco National Life
Redmond, WA 98052                                             Seattle, Washington, a                         Insurance Co. of
(61)                                                          consulting company currently                   New York
                                                              involved in the development,
                                                              repositioning, and
                                                              acquisition/disposition of real
                                                              estate (1995-present).

*Term of office is age 72.

INTERESTED TRUSTEE*

ROGER F. HARBIN             Trustee and  Served since May 7,  Senior Vice President and         25           Director of several
5069 154th Place NE         Chairman Sr. 2003 Served since    Director of Safeco Services                    direct and indirect
Redmond, WA 98052           Vice         November8, 2001**    Corporation and Safeco                         subsidiaries of Safeco
(52)                        President                         Securities, Inc. since                         Corporation, including
                                                              November 2002. Named Director                  Director of First
                                                              and interim President of Safeco                Safeco National Life
                                                              Services Corporation, Director                 Insurance Co. of
                                                              of Safeco Asset Management                     New York
                                                              Company, interim President of
                                                              Safeco Mutual Funds, Director
                                                              and interim President of Safeco
                                                              Securities, Inc. in 2001.
                                                              Executive Vice President and
                                                              Actuary of Safeco Life
                                                              Insurance Company since 1998.
                                                              Senior Vice President of Safeco
                                                              Life Insurance Company from
                                                              1992 to 1998.

*Trustees who are defined "interested persons" under 2(a)(19) of the Investment
 Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.

**Term of office is age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

KEVIN A. ROWELL             President    Served since         President of Safeco Securities,
4854 154th Place NE                      September 16, 2002   Inc. and Safeco Services Corp.,
Redmond, WA 98052                                             effective September 16, 2002.
(42)                                                          Managing Director of Global
                                                              Relationships for Alliance
                                                              Capital Management in New York,
                                                              from 1998-2002. Prior to 1998,
                                                              European Director for Corporate
                                                              Development at Putnam
                                                              Investments.

RONALD L. SPAULDING         Vice         Served since         Chairman of Safeco Asset
Two Union Square 601        President    August 3, 1995       Management Company; Treasurer
Union Street                                                  and Chief Investment Officer of
25th Floor Seattle,                                           Safeco Corporation; Vice
WA 98101                                                      President of Safeco Insurance
(59)                                                          Companies; Director, Vice
                                                              President and Treasurer of
                                                              First Safeco Life Insurance
                                                              Company of New York; former
                                                              Senior Portfolio Manager of
                                                              Safeco Insurance Companies and
                                                              Portfolio Manager for Safeco
                                                              Mutual Funds.

DAVID H. LONGHURST          Vice         Served since         Vice President, Treasurer,
4854 154th Place NE         President,   August 7, 1997       Controller and Secretary of
Redmond, WA 98052           Treasurer,                        Safeco Asset Management
(46)                        Secretary,                        Company; Vice President,
                            and                               Treasurer, Controller and
                            Controller                        Secretary of Safeco Services
                                                              Corporation; and Vice
                                                              President, Treasurer,
                                                              Controller and Secretary and
                                                              Financial Principal of Safeco
                                                              Securities, Inc. since
                                                              July 2000. Treasurer,
                                                              Controller, Secretary and
                                                              Financial Principal of Safeco
                                                              Investment Services, Inc. since
                                                              March 2000; Assistant Controller
                                                              of Safeco Securities, Inc.,
                                                              Safeco Services Corporation and
                                                              Safeco Asset Management Company
                                                              from 1996 to June 2000.

DAVID N. EVANS              Assistant    Served since         Former Controller and Assistant
4854 154th Place NE         Controller   November 7, 2002     Controller of Rosetta
Redmond, WA 98052                                             Inpharmatics from 2001-2002 and
(30)                                                          2000-2001, respectively. From
                                                              1994 to 2000, he worked at
                                                              PricewaterhouseCoopers LLP, where
                                                              he focused on financial services.

SUSAN TRACEY                Assistant    Served since         Tax Manager for Safeco
Safeco Plaza                Secretary    August 3, 2000       Corporation. Assistant
4333 Brooklyn Ave. NE                                         Secretary of Safeco Asset
Seattle, WA 98185                                             Management Company, Safeco
(53)                                                          Securities, Inc. and Safeco
                                                              Services Corporation. She has
                                                              been employed by Safeco
                                                              Corporation since 1987.

STEPHEN D. COLLIER          Assistant    Served since         Director of Taxation and
Safeco Plaza                Secretary    February 5, 1998     Assistant Vice President of
4333 Brooklyn Ave. NE                                         Safeco Corporation; Assistant
Seattle, WA 98185                                             Secretary of Safeco Asset
(50)                                                          Management Company, Safeco
                                                              Securities, Inc. and Safeco
                                                              Services Corporation. He has
                                                              been an executive officer of
                                                              Safeco Corporation and
                                                              subsidiaries since 1991.

* Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711.

SAFECO RESOURCE SERIES TRUST

INVESTMENT ADVISOR:
Safeco Asset Management Company

DISTRIBUTOR:
Safeco Securities, Inc.

TRANSFER AGENT:
Safeco Services Corporation

CUSTODIAN:
State Street Bank and Trust Company

[SAFECO(TM) LOGO]

                                Printed on Recycled Paper:
GMF4485 07/03                   (R)A registered trademark of Safeco Corporation.

[SAFECO(TM) LOGO]


SAFECO RESOURCE SERIES TRUST

SEMIANNUAL REPORT

NORTHWEST PORTFOLIO

JUNE 30, 2003

Report From the Portfolio Manager
SAFECO RST NORTHWEST PORTFOLIO
As of June 30, 2003

[PHOTO OF BILL WHITLOW]

HOW DID THE PORTFOLIO PERFORM?
The Safeco RST Northwest Portfolio posted double-digit returns for the six-month period ending June 30, 2003, well exceeding its benchmark, the S&P 500.

WHAT FACTORS IMPACTED THE PORTFOLIO'S PERFORMANCE?
The first half of the year was marked by a period of uncertainty and risk aversion attributable to the war in Iraq and to the economic malaise which has been gripping the world economy.

Our diversification among market caps helped performance in the second quarter, when small-cap stocks outperformed large caps. The Portfolio began the year with just under half of the assets in small- or mid-cap stocks and just over half the holdings in growth stocks, many with a pro-cyclical bias. As the market began to anticipate an economic recovery during the second quarter, the pro-growth, pro-cyclical bias of the Portfolio helped performance. Further, the second quarter was aided by our focus on quality--only seven of our holdings suffered declines, and those were modest. The Portfolio's pro-growth characteristics also helped our one- and five-year performance. The later period includes exceptional performance in 1999, the last year of the bull market.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO AND WHY?
As the market moved higher in recent months, we trimmed holdings so neither individual positions or sector weightings would get too large. We also eliminated Airborne, as we felt the stock was fully valued following the acquisition by DHL.

Deteriorating fundamentals caused us to sell Nautilus and Calpine. This year, we added positions in FTI consulting, FEI Company and Leggett & Platt as recovery plays, and added PepsiCo to boost our weighting in consumer staples, a defensive sector. Our top ten contributors demonstrate the advantages of diversification, as they came from various industries, capitalization sizes and investment styles. For the first half of 2003, the best contributors were: Penwest Pharmaceuticals, PACCAR, Schnitzer Steel, Pacific Northwest Bank, Costco, Sonosite, Washington Mutual, Primus Knowledge, Wyeth and Real Networks. For the 12-month period Dendreon, ICOS, Avocent, F-5 Networks, AVI Biopharma and Amgen join the winners list. At June 30, the Portfolio remains well balanced among market caps and between growth and value styles. Risk is further reduced by maintaining prudent weightings in individual companies and sectors.

Mr. Bill Whitlow, CFA - Portfolio Manager/Equity Analyst

B.A.-CHEMISTRY, UNIVERSITY OF COLORADO (1967); M.B.A.-FINANCE, UNIVERSITY OF CALIFORNIA, BERKELEY (1974); CHARTED FINANCIAL ANALYST (1980). BILL BEGAN HIS INVESTMENT CAREER AT SAFECO ASSET MANAGEMENT AS AN EQUITY ANALYST IN 1976. BILL LEFT SAFECO IN 1980 AND WORKED AS AN ANALYST AND AS A DIRECTOR OF RESEARCH IN THE BROKERAGE INDUSTRY. BILL RETURNED TO SAFECO ASSET MANAGEMENT IN 1997, AND IS CURRENTLY MANAGER OF THE SAFECO NORTHWEST FUND, PART OF THE TEAM MANAGING THE SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO, AND AN ANALYST COVERING BIOTECH AND SOFTWARE (DATABASE AND STORAGE MANAGEMENT). HE HAS A TOTAL OF 27 YEARS OF INVESTMENT EXPERIENCE.

* AS OF JULY 1, 2003, THE PORTFOLIO IS CO-MANAGED BY MR. WHITLOW AND BRIAN CLANCY. EFFECTIVE OCT. 1, 2003, THE PORTFOLIO WILL BE NAMED THE SAFECO RST MULTI-CAP CORE PORTFOLIO--REFLECTING A CHANGE IN MANDATE FROM INVESTING IN ONLY NORTHWEST-BASED COMPANIES TO INVESTING IN ANY COMPANY IN THE UNITED STATES.

Performance Overview & Highlights
SAFECO RST NORTHWEST PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2003                    SIX MONTH*       1 YEAR       5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------------
SAFECO RST NORTHWEST PORTFOLIO                           21.26%          4.36%        0.92%        6.73%
S&P 500 INDEX                                            11.76%          0.23%       (1.62)%      10.03%
WM GROUP NW 50 INDEX                                     22.11%          7.68%        5.71%       12.50%

* Not annualized.
  Performance does not reflect the deduction, if any, for taxes or penalties associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the portfolio is available as an underlying investment option.

[CHART]

INVESTMENT VALUES:
SAFECO

                RST NORTHWEST PORTFOLIO         S&P 500         WM GROUP NW 50 INDEX
 6/30/1993                     $ 10,000        $ 10,000                     $ 10,000
 7/31/1993                     $  9,948        $  9,960                     $  9,628
 8/31/1993                     $ 10,157        $ 10,337                     $ 10,009
 9/30/1993                     $ 10,262        $ 10,255                     $  9,771
10/31/1993                     $ 10,387        $ 10,467                     $ 10,107
11/30/1993                     $ 10,450        $ 10,368                     $ 10,311
12/31/1993                     $ 10,497        $ 10,493                     $ 10,435
 1/31/1994                     $ 10,709        $ 10,850                     $ 10,738
 2/28/1994                     $ 11,078        $ 10,555                     $ 10,886
 3/31/1994                     $ 10,783        $ 10,096                     $ 10,489
 4/30/1994                     $ 10,730        $ 10,226                     $ 10,444
 5/31/1994                     $ 10,614        $ 10,393                     $ 10,588
 6/30/1994                     $ 10,466        $ 10,138                     $ 10,252
 7/31/1994                     $ 10,645        $ 10,471                     $ 10,317
 8/31/1994                     $ 11,110        $ 10,900                     $ 10,898
 9/30/1994                     $ 11,120        $ 10,634                     $ 10,466
10/31/1994                     $ 11,237        $ 10,872                     $ 10,389
11/30/1994                     $ 10,973        $ 10,476                     $ 10,189
12/31/1994                     $ 10,881        $ 10,631                     $ 10,230
 1/31/1995                     $ 10,658        $ 10,907                     $ 10,186
 2/28/1995                     $ 10,828        $ 11,331                     $ 10,549
 3/31/1995                     $ 11,253        $ 11,665                     $ 10,883
 4/30/1995                     $ 11,274        $ 12,009                     $ 11,198
 5/31/1995                     $ 11,412        $ 12,488                     $ 11,185
 6/30/1995                     $ 11,986        $ 12,777                     $ 11,851
 7/31/1995                     $ 12,708        $ 13,201                     $ 12,287
 8/31/1995                     $ 12,974        $ 13,234                     $ 12,508
 9/30/1995                     $ 12,740        $ 13,792                     $ 12,952
10/31/1995                     $ 12,432        $ 13,743                     $ 12,637
11/30/1995                     $ 12,156        $ 14,346                     $ 12,808
12/31/1995                     $ 11,688        $ 14,622                     $ 12,948
 1/31/1996                     $ 11,656        $ 15,119                     $ 12,865
 2/29/1996                     $ 11,979        $ 15,260                     $ 13,146
 3/31/1996                     $ 12,636        $ 15,407                     $ 13,568
 4/30/1996                     $ 12,949        $ 15,633                     $ 14,368
 5/31/1996                     $ 13,143        $ 16,036                     $ 14,586
 6/30/1996                     $ 12,873        $ 16,097                     $ 14,508
 7/31/1996                     $ 12,356        $ 15,386                     $ 13,780
 8/31/1996                     $ 12,690        $ 15,711                     $ 14,448
 9/30/1996                     $ 12,884        $ 16,595                     $ 14,806
10/31/1996                     $ 12,561        $ 17,052                     $ 14,688
11/30/1996                     $ 13,078        $ 18,340                     $ 15,734
12/31/1996                     $ 13,143        $ 17,977                     $ 16,086
 1/31/1997                     $ 14,053        $ 19,099                     $ 16,789
 2/28/1997                     $ 14,032        $ 19,249                     $ 17,084
 3/31/1997                     $ 13,457        $ 18,460                     $ 16,596
 4/30/1997                     $ 13,858        $ 19,561                     $ 17,320
 5/31/1997                     $ 14,737        $ 20,751                     $ 18,722
 6/30/1997                     $ 15,572        $ 21,680                     $ 19,589
 7/31/1997                     $ 16,949        $ 23,405                     $ 21,359
 8/31/1997                     $ 16,504        $ 22,095                     $ 20,650
 9/30/1997                     $ 17,328        $ 23,304                     $ 22,076
10/31/1997                     $ 16,515        $ 22,527                     $ 20,598
11/30/1997                     $ 17,350        $ 23,569                     $ 21,830
12/31/1997                     $ 17,220        $ 23,973                     $ 21,318
 1/31/1998                     $ 17,016        $ 24,238                     $ 21,218
 2/28/1998                     $ 18,749        $ 25,985                     $ 23,367
 3/31/1998                     $ 18,885        $ 27,315                     $ 24,462
 4/30/1998                     $ 19,384        $ 27,589                     $ 24,647
 5/31/1998                     $ 17,945        $ 27,116                     $ 23,159
 6/30/1998                     $ 18,330        $ 28,216                     $ 24,591
 7/31/1998                     $ 17,242        $ 27,917                     $ 23,066
 8/31/1998                     $ 13,810        $ 23,885                     $ 19,367
 9/30/1998                     $ 14,603        $ 25,415                     $ 20,261
10/31/1998                     $ 15,532        $ 27,480                     $ 22,504
11/30/1998                     $ 16,891        $ 29,145                     $ 25,058
12/31/1998                     $ 17,718        $ 30,823                     $ 28,052
 1/31/1999                     $ 18,817        $ 32,112                     $ 29,454
 2/28/1999                     $ 18,092        $ 31,115                     $ 29,015
 3/31/1999                     $ 18,330        $ 32,360                     $ 31,047
 4/30/1999                     $ 18,738        $ 33,613                     $ 32,279
 5/31/1999                     $ 19,576        $ 32,819                     $ 32,320
 6/30/1999                     $ 21,083        $ 34,640                     $ 33,816
 7/31/1999                     $ 20,618        $ 33,559                     $ 31,223
 8/31/1999                     $ 20,652        $ 33,392                     $ 31,126
 9/30/1999                     $ 20,392        $ 32,477                     $ 30,493
10/31/1999                     $ 22,510        $ 34,531                     $ 32,078
11/30/1999                     $ 24,368        $ 35,236                     $ 32,600
12/31/1999                     $ 27,397        $ 37,310                     $ 35,851
 1/31/2000                     $ 27,481        $ 35,436                     $ 35,386
 2/29/2000                     $ 30,549        $ 34,765                     $ 36,807
 3/31/2000                     $ 31,202        $ 38,166                     $ 38,978
 4/30/2000                     $ 27,397        $ 37,014                     $ 35,393
 5/31/2000                     $ 26,309        $ 36,255                     $ 33,120
 6/30/2000                     $ 29,692        $ 37,149                     $ 34,181
 7/31/2000                     $ 28,351        $ 36,571                     $ 33,426
 8/31/2000                     $ 29,740        $ 38,842                     $ 35,880
 9/30/2000                     $ 26,696        $ 36,792                     $ 34,082
10/31/2000                     $ 26,756        $ 36,636                     $ 35,104
11/30/2000                     $ 23,193        $ 33,748                     $ 32,781
12/31/2000                     $ 23,305        $ 33,914                     $ 35,311
 1/31/2001                     $ 25,043        $ 35,117                     $ 36,454
 2/28/2001                     $ 22,424        $ 31,915                     $ 32,781
 3/31/2001                     $ 20,453        $ 29,893                     $ 30,478
 4/30/2001                     $ 21,286        $ 32,216                     $ 33,164
 5/31/2001                     $ 22,167        $ 32,432                     $ 33,923
 6/30/2001                     $ 22,779        $ 31,642                     $ 34,104
 7/31/2001                     $ 21,824        $ 31,331                     $ 33,340
 8/31/2001                     $ 20,600        $ 29,370                     $ 31,704
 9/30/2001                     $ 17,981        $ 26,999                     $ 27,668
10/31/2001                     $ 18,752        $ 27,514                     $ 29,194
11/30/2001                     $ 20,123        $ 29,624                     $ 31,837
12/31/2001                     $ 20,825        $ 29,884                     $ 33,135
 1/31/2002                     $ 20,531        $ 29,448                     $ 33,590
 2/28/2002                     $ 19,403        $ 28,880                     $ 33,071
 3/31/2002                     $ 20,825        $ 29,966                     $ 34,274
 4/30/2002                     $ 20,187        $ 28,149                     $ 32,134
 5/31/2002                     $ 19,660        $ 27,942                     $ 31,690
 6/30/2002                     $ 18,386        $ 25,951                     $ 30,143
 7/31/2002                     $ 16,596        $ 23,923                     $ 26,630
 8/31/2002                     $ 16,302        $ 24,080                     $ 26,170
 9/30/2002                     $ 14,549        $ 21,463                     $ 24,052
10/31/2002                     $ 15,714        $ 23,352                     $ 26,703
11/30/2002                     $ 16,633        $ 24,731                     $ 28,892
12/31/2002                     $ 15,823        $ 23,273                     $ 26,582
 1/31/2003                     $ 15,737        $ 22,664                     $ 26,136
 2/28/2003                     $ 15,590        $ 22,324                     $ 25,862
 3/31/2003                     $ 15,836        $ 22,540                     $ 26,685
 4/30/2003                     $ 17,075        $ 24,397                     $ 29,112
 5/31/2003                     $ 18,647        $ 25,683                     $ 31,757
 6/30/2003                     $ 19,187        $ 26,010                     $ 32,459

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                               PERCENT OF
TOP FIVE INDUSTRIES                            NET ASSETS
---------------------------------------------------------
Pharmaceuticals                                     9.5%
Regional Banks                                      6.9
Diversified Banks                                   6.6
Biotechnology                                       5.5
Food Retail                                         4.6

                                               PERCENT OF
TOP TEN COMMON STOCK HOLDINGS                  NET ASSETS
---------------------------------------------------------
Washington Mutual, Inc.                             3.5%
  (Thrifts & Mortagage Finance)
U.S. Bancorp                                        3.3
  (Diversified Banks)
Bank of America Corp.                               3.2
  (Diversified Banks)
Tektronix, Inc.                                     3.2
  (Electronic Equipment Manufacturers)
Costco Wholesale Corp.                              3.2
  (Hypermarkets & Super Centers)
Penwest Pharmaceuticals Co.                         3.2
  (Pharmaceuticals)
Pfizer, Inc.                                        3.2
  (Pharmaceuticals)
Wyeth                                               3.1
  (Pharmaceuticals)
Starbucks Corp.                                     3.0
  (Restaurants)
Microsoft Corp.                                     3.0
  (Systems Software)

[CHART]

WEIGHTINGS AS A PERCENT OF NET ASSETS

Large - Common Stocks: ($4 Bil. and above)                48.70%
Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)             11.80%
Small - Common Stocks: (Less than $1.5 Bil.)              37.10%
Cash & Other:                                              2.40%

Portfolio of Investments
SAFECO RST NORTHWEST PORTFOLIO
As of June 30, 2003 (Unaudited)

                                                               VALUE
SHARES OR PRINCIPAL AMOUNT                                   (000'S)
--------------------------------------------------------------------
COMMON STOCKS--97.6%

AEROSPACE & DEFENSE--1.3%
     16,300   Boeing Co.                                   $     559

AIR FREIGHT & LOGISTICS--3.0%
     37,300   Expeditors International of                      1,292
              Washington, Inc.

AIRLINES--1.8%
     35,500 * Alaska Air Group, Inc.                             762

APPLICATION SOFTWARE--1.7%
    218,200 * Captaris, Inc.                                     746

AUTOMOBILE MANUFACTURERS--1.7%
     47,300 * Monaco Coach Corp.                                 725

BIOTECHNOLOGY--5.5%
      9,800 * Amgen, Inc.                                        656
     61,000 * AVI BioPharma, Inc.                                374
     56,500 * Corixa Corp.                                       437
     61,000 * Dendreon Corp.                                     362
     15,800 * Icos Corp.                                         581

CATALOG RETAIL--1.9%
     68,500 * Coldwater Creek, Inc.                              845

COMMUNICATION EQUIPMENT--2.1%
      9,327 * Avocent Corp.                                      279
     39,100 * F5 Networks, Inc.                                  659

CONSTRUCTION & FARM MACHINERY &
    HEAVY TRUCKS--2.6%
     16,600   PACCAR, Inc.                                     1,119

DIVERSIFIED BANKS--6.6%
     17,900   Bank of America Corp.                            1,415
     58,600   U.S. Bancorp                                     1,436

DIVERSIFIED CHEMICALS--1.5%
     59,900   Penford Corp.                                      669

DIVERSIFIED COMMERCIAL SERVICES--1.0%
     17,500 * FTI Consulting, Inc.                               437

ELECTRONIC EQUIPMENT MANUFACTURERS--4.3%
     24,200 * FEI Co.                                            454
     65,400 * Tektronix, Inc.                                  1,413

FOOD RETAIL--4.6%
     66,400 * Kroger Co.                                   $   1,108
     43,800 * Safeway, Inc.                                      896

HEALTH CARE EQUIPMENT--2.2%
     46,900 * SonoSite, Inc.                                     936

HEALTH CARE SERVICES--0.9%
     21,000   IMS Health, Inc.                                   378

HOME FURNISHINGS--1.5%
     32,000   Leggett & Platt, Inc.                              656

HOTELS, RESORTS & CRUISE LINES--2.8%
     47,500 * Ambassadors Group, Inc.                            664
     46,000 * Ambassadors International, Inc.                    552

HYPERMARKETS & SUPER CENTERS--3.2%
     38,400 * Costco Wholesale Corp.                           1,405

INTEGRATED OIL & GAS--1.8%
     19,000   BP, plc (ADR)                                      798

INTEGRATED TELECOMMUNICATIONS SERVICES--1.6%
     19,700   CenturyTel, Inc.                                   687

INTERNET SOFTWARE & SERVICES--2.1%
    290,000 * Primus Knowledge Solutions, Inc.                   380
     79,500 * RealNetworks, Inc.                                 539

LIFE & HEALTH INSURANCE--2.7%
     22,800   StanCorp Financial Group, Inc.                   1,191

MULTI-UTILITIES & UNREGULATED POWER--1.6%
     48,200   Avista Corp.                                       682

OIL & GAS DRILLING--1.7%
     34,200   Transocean Sedco Forex, Inc.                       751

OIL & GAS EXPLORATION & PRODUCTION--1.6%
     15,300   Anadarko Petroleum Corp.                           680

PHARMACEUTICALS--9.5%
     57,500 * Penwest Pharmaceuticals Co.                      1,401
     40,200   Pfizer, Inc.                                     1,373
     30,100   Wyeth                                            1,371

REGIONAL BANKS--6.9%
     33,400   Pacific Northwest Bancorp                        1,161
     53,850   Washington Banking Co.                             821
     56,500   West Coast Bancorp, Inc.                         1,028

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                               VALUE
SHARES OR PRINCIPAL AMOUNT                                   (000'S)
--------------------------------------------------------------------
RESTAURANTS--3.0%
     53,300 * Starbucks Corp.                              $   1,307

SEMICONDUCTORS--3.1%
     38,600   Intel Corp.                                        802
     26,000 * Micron Technology, Inc.                            302
     59,000 * TriQuint Semiconductor, Inc.                       245

SOFT DRINKS--1.4%
     14,200   PepsiCo, Inc.                                      632

STEEL--1.6%
     16,000   Schnitzer Steel Industries, Inc.                   706

SYSTEMS SOFTWARE--3.7%
     51,000   Microsoft Corp.                                  1,306
     19,720 * NetIQ Corp.                                        305

THRIFTS & MORTGAGE FINANCE--3.5%
     37,100   Washington Mutual, Inc.                          1,532

WIRELESS TELECOMMUNICATION SERVICES--1.6%
     84,000 * AT&T Wireless Services, Inc.                       690
                                                           ---------
TOTAL COMMON STOCKS (COST $44,016)                            42,505
                                                           ---------
CASH EQUIVALENTS--11.3%

INVESTMENT COMPANIES
  1,059,750   AIM Short-Term Investments Co.               $   1,060
              Liquid Assets Money Market
              Portfolio (Institutional Shares)
  3,867,273   State Street Navigator                           3,867
              Securities Lending Prime Portfolio **
                                                           ---------
TOTAL CASH EQUIVALENTS (COST $4,927)                           4,927
                                                           ---------
TOTAL INVESTMENTS
   (COST $48,943)--108.9%                                     47,432

OTHER ASSETS, LESS LIABILITIES                                (3,892)
                                                           ---------
NET ASSETS                                                 $  43,540
                                                           =========

 *  Non-income producing security.
** Represents invested collateral received related to $3,791,552 in securities on loan under securities lending agreements. See Securities Lending in Note 2 to the financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SAFECO RST NORTHWEST PORTFOLIO
As of June 30, 2003 (Unaudited)

-(IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS)-
------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                                                          $  48,943
                                                                                 =========
   Investments, at Value                                                         $  47,432
   Dividends and Interest Receivable                                                    19
                                                                                 ---------
     Total Assets                                                                   47,451
LIABILITIES
   Payable Upon Return of Securities Loaned                                          3,867
   Investment Advisory Fees Payable                                                     26
   Other Accrued Expenses                                                               18
                                                                                 ---------
     Total Liabilities                                                               3,911
                                                                                 ---------
NET ASSETS                                                                       $  43,540
                                                                                 =========

COMPONENTS OF NET ASSETS
   Paid in Capital (Par Value $.001, Unlimited Shares Authorized)                $  57,634
   Net Unrealized Depreciation on Investments                                       (1,511)
   Accumulated Net Investment Income                                                    57
   Accumulated Realized Loss                                                       (12,640)
                                                                                 ---------
NET ASSETS                                                                       $  43,540
                                                                                 =========
TRUST SHARES OUTSTANDING                                                             2,786
                                                                                 =========
NET ASSET VALUE PER SHARE                                                        $   15.63
                                                                                 =========

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
SAFECO RST NORTHWEST PORTFOLIO
For the Six-Month Period Ended June 30, 2003 (Unaudited)

-(IN THOUSANDS)-
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                             $    208
  Interest                                                                     5
  Income from Securities Loaned, net                                          13
                                                                        --------
   Total Investment Income                                                   226

EXPENSES
  Investment Advisory                                                        142
  Legal and Auditing                                                          11
  Custodian                                                                    7
  Reports to Shareholders                                                      3
  Trustees                                                                     4
  Other                                                                        2
                                                                        --------
   Total Expenses                                                            169
                                                                        --------

NET INVESTMENT INCOME                                                         57

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Loss                                                       (1,111)
  Net Change in Unrealized Appreciation                                    8,712
                                                                        --------
NET GAIN ON INVESTMENTS                                                    7,601
                                                                        --------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $  7,658
                                                                        ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets
SAFECO RST NORTHWEST PORTFOLIO
(Unaudited)

-(IN THOUSANDS)-                                                              2003*             2002**
------------------------------------------------------------------------------------------------------
OPERATIONS

  Net Investment Income                                                  $       57         $       58

  Net Realized (Loss) on Investments                                         (1,111)           (10,368)

  Net Change in Unrealized Appreciation (Depreciation)                        8,712             (3,351)
                                                                         ----------         ----------
  Net Change in Net Assets Resulting from Operations                          7,658            (13,661)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                                           -                (58)

NET TRUST SHARE TRANSACTIONS                                                 (2,177)            (7,636)
                                                                         ----------         ----------

TOTAL CHANGE IN NET ASSETS                                                    5,481            (21,355)

NET ASSETS AT BEGINNING OF PERIOD                                            38,059             59,414
                                                                         ----------         ----------

NET ASSETS AT END OF PERIOD                                              $   43,540         $   38,059
                                                                         ==========         ==========

OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:

  Subscriptions                                                                 224                581
  Reinvestments                                                                   -                  4
  Redemptions                                                                  (391)            (1,129)
                                                                         ----------         ----------
   NET CHANGE                                                                  (167)              (544)
                                                                         ==========         ==========

AMOUNTS:

  Subscriptions                                                          $    3,088         $    8,728
  Reinvestments                                                                   -                 58
  Redemptions                                                                (5,265)           (16,422)
                                                                         ----------         ----------
   NET CHANGE                                                            $   (2,177)        $   (7,636)
                                                                         ==========         ==========

 *  For the six-month period ended June 30, 2003.
**  For the year ended December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

SAFECO RST NORTHWEST PORTFOLIO
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                                   SIX-MONTH
                                                PERIOD ENDED
                                                     JUNE 30                      FOR THE YEAR ENDED DECEMBER 31
                                                ------------      -------------------------------------------------------------
                                                        2003          2002          2001         2000         1999         1998
------------------------------------------------------------      -------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD             $   12.89      $  16.99      $  19.04    $   22.68     $  15.64     $  15.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.02          0.02          0.02        (0.02)       (0.02)       (0.05)
  Net Realized and Unrealized Gain (Loss)
   on Investments                                       2.72         (4.10)        (2.05)       (3.37)        8.56         0.49
                                                   ---------      --------      --------    ---------     --------     --------
     Total From Investment Operations                   2.74         (4.08)        (2.03)       (3.39)        8.54         0.44
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                     -         (0.02)        (0.02)           -            -            -
  Distributions from Realized Gains                        -             -             -        (0.25)       (1.50)           -
                                                   ---------      --------      --------    ---------     --------     --------
     Total Distributions                                   -         (0.02)        (0.02)       (0.25)       (1.50)           -
                                                   ---------      --------      --------    ---------     --------     --------
NET ASSET VALUE AT END OF PERIOD                   $   15.63      $  12.89      $  16.99    $   19.04     $  22.68     $  15.64
                                                   =========      ========      ========    =========     ========     ========
TOTAL RETURN                                           21.26%*      (24.02%)      (10.64%)     (14.93%)      54.62%        2.89%+
NET ASSETS AT END OF PERIOD (000'S)                $  43,540      $ 38,059      $ 59,414    $  76,763     $ 47,924     $ 24,587
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                        0.88%**       0.84%         0.81%        0.81%        0.84%        0.99%
  Net Expenses                                          0.88%**       0.84%         0.81%        0.81%        0.84%        0.96%
  Net Investment Income (Loss)                          0.29%**       0.12%         0.13%       (0.12%)      (0.24%)      (0.32%)
PORTFOLIO TURNOVER RATE                                   14%**         12%           48%          34%          37%          47%

 *  Not annualized.
**  Annualized.
 + The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).

Notes to Financial Statements
(Unaudited)

1. GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Northwest Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

SECURITY VALUATION. Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. When valuations are not readily available, securities are valued at fair value as determined in good faith by or under the supervision of the Portfolio's Board of Trustees.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the six-month period ended June 30, 2003, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $2,711,000 and $5,535,000, respectively.

SECURITIES LENDING. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments daily.

EXPENSE ALLOCATION. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains, (if any) are normally recorded in December and March. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME AND EXCISE TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. COMPONENTS OF DISTRIBUTABLE EARNINGS

Estimated components of distributable earnings on a tax basis at June 30, 2003, were as follows (in thousands):

                                                                       NORTHWEST
--------------------------------------------------------------------------------
Federal Tax Cost on Investments                                        $  48,976
                                                                       ---------
Gross Unrealized Appreciation on Investments                               8,120
Gross Unrealized Depreciation on Investments                              (9,664)
                                                                       ---------
Net Unrealized Appreciation (Depreciation) on Investments                 (1,544)
Undistributed Income                                                          57
Undistributed Realized Loss-Current Period                                (1,111)
Capital Loss Carryforward*                                               (10,865)
Deferred Loss**                                                             (631)
                                                                       ---------
Distributable Earnings                                                 $ (14,094)
                                                                       =========

Differences between financial statement reporting basis and tax-basis reporting is attributable primarily to the tax deferral of losses on wash sales.

* At December 31, 2002, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                  2009           2010          TOTAL
      ------------------------------------------------------------------------------
      Northwest Portfolio                     $ (1,027)        (9,838)       (10,865)

** From November 1, 2002 through December 31, 2002, the Portfolio incurred net realized capital losses. As permitted by tax regulations, the Portfolio has elected to defer those losses and treat them as arising in the year ending December 31, 2003.

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES. Safeco Asset Management Company receives investment advisory fees from the Portfolio. For the Northwest Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%.

NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. For the six months ended June 30, 2003, the Portfolio did not have any outstanding loans under this arrangement.

LINE OF CREDIT. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $100 million is available to meet short-term financing needs. At June 30, 2003, no such borrowings were outstanding.

AFFILIATE OWNERSHIP. At June 30, 2003, Safeco Life Insurance Company owned 100% of the outstanding shares in the RST Northwest Portfolio.

BOARD OF TRUSTEES. The Trust along with several other affiliated trusts not reported herein, paid each of the Trustees not affiliated with Safeco a retainer of $23,000 per year plus out of pocket expenses. Members received $2,500 per Board Meeting plus $500 per each additional committee meeting they attended.

EXPENSE REIMBURSEMENT. Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio except for investment advisory fees if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

Trustee and Officers Information

                                                                                               NUMBER OF
                          POSITION(S)    TERM OF OFFICE*                                    SERIES IN A FUND
                           HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN  OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       TRUSTS        TIME SERVED           DURING PAST 5 YEARS           BY TRUSTEE       HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
 (DISINTERESTED)
  TRUSTEES

SCOTT M. BOGGS          Trustee         Served since      Corporate Vice President,           25             Trustee for
4854 154th Place NE                     August8, 2002     Finance for Microsoft                              Financial Executives
Redmond, WA 98052                                         Corporation, a software comapny,                   Research Foundation
(48)                                                      Redmond, Washington (1993 -                        (Industry Group)
                                                          present).

BARBARA J. DINGFIELD    Trustee         Served since      Consultant to corporate amd         25             Director of First
4854 154th Place NE                     May3, 1990        private foundations. From 1994                     Safeco National Life
Redmond, WA 98052                                         to 1999 she was the Director of                    Insurance Co. of New
(57)                                                      Community Affairs for Microsoft                    York. Trustee,
                                                          Corporation, Redmond,                              United Way of Skagit
                                                          Washington, a computer software                    County. Board Chair
                                                          company. Member of the Board of                    Npower (non-profit
                                                          Managers, Swarthmore College                       organization
                                                          (1995-1999). Trustee and Board                     providing technology
                                                          Chair of United Way of King                        assistance and
                                                          County (1991-2000). Board                          training to other
                                                          member, Pacific Northwest                          non-profits). Board
                                                          Grantmakers Forum (1997-1999).                     of Directors, YMCA
                                                          Trustee and past Chair, Seattle                    of Greater Seattle.
                                                          Housing Resources Group
                                                          (1993-1999).

RICHARD E. LUNDGREN     Trustee         Served since      Retired in 2000 from position as    25             Director of First
4854 154th Place NE                     February3, 1983   Director of Marketing and                          Safeco National Life
Redmond, WA 98052 (65)                                    Customer Relations, Weyerhaeuser                   Insurance Co. of New
                                                          Company, Tacoma, Washington.                       York

LARRY L. PINNT          Trustee         Served since      Retired Vice president and Chief    25             Director of First
4854 154th Place NE                     August1, 1985     Financial Officer of U.S. WEST                     Safeco National Life
Redmond, WA 98052                                         Communications, Seattle,                           Insurance Co. of New
(68)                                                      Washington.                                        York. Chairman of
                                                                                                             the Board of
                                                                                                             Directors for
                                                                                                             Cascade Natural Gas
                                                                                                             Corp., Seattle,
                                                                                                             Washington. Board
                                                                                                             Member of University
                                                                                                             of Washington
                                                                                                             Medical Center,
                                                                                                             Seattle, Washington.

JOHN W. SCHNEIDER       Trustee         Served since      President and owner of              25             Director of First
4854 154th Place NE                     February3, 1983   Wallingford Group, Inc.,                           Safeco National Life
Redmond, WA 98052                                         Seattle, Washington, a                             Insurance Co. of New
(61)                                                      consulting company currently                       York
                                                          involved in the development,
                                                          repositioning, and
                                                          acquisition/disposition of real
                                                          estate (1995-present).

* Term of office is age 72.

INTERESTED TRUSTEE*

ROGER F. HARBIN         Trustee and     Served since      Senior Vice President and           25             Director of several
5069 154th Place NE     Chairman Sr.    May7, 2003        Director of Safeco Services                        direct and indirect
Redmond, WA 98052       Vice President  Served since      Corporation and Safeco                             subsidiaries of
(52)                                    November8, 2001** Securities, Inc. since                             Safeco Corporation,
                                                          November2002. Named Director and                   including Director
                                                          interim President of Safeco                        of First Safeco
                                                          Services Corporation, Director                     National Life
                                                          of Safeco Asset Management                         Insurance Co. of New
                                                          Company, interim President of                      York
                                                          Safeco Mutual Funds, Director
                                                          and interim President of Safeco
                                                          Securities, Inc. in 2001.
                                                          Executive Vice President and
                                                          Actuary of Safeco Life Insurance
                                                          Company since 1998. Senior Vice
                                                          President of Safeco Life
                                                          Insurance Company from 1992 to
                                                          1998.

* Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.
** Term of office is age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

KEVIN A. ROWELL         President       Served since      President of Safeco Securities,
4854 154th Place NE                     September16, 2002 Inc. and Safeco Services Corp.,
Redmond, WA 98052                                         effective September16, 2002.
(42)                                                      Managing Director of Global
                                                          Relationships for Alliance
                                                          Capital Management in New York,
                                                          from 1998-2002. Prior to 1998,
                                                          European Director for Corporate
                                                          Development at Putnam
                                                          Investments.

RONALD L. SPAULDING     Vice President  Served since      Chairman of Safeco Asset
Two Union Square 601                    August3, 1995     Management Company; Treasurer
Union Street                                              and Chief Investment Officer of
25th Floor Seattle,                                       Safeco Corporation; Vice
WA 98101                                                  President of Safeco Insurance
(59)                                                      Companies; Director, Vice
                                                          President and Treasurer of First
                                                          Safeco Life Insurance Company of
                                                          New York; former Senior
                                                          Portfolio Manager of Safeco
                                                          Insurance Companies and
                                                          Portfolio Manager for Safeco
                                                          Mutual Funds.

DAVID H. LONGHURST      Vice President, Served since      Vice President, Treasurer,
4854 154th Place NE     Treasurer,      August7, 1997     Controller and Secretary of
Redmond, WA 98052       Secretary, and                    Safeco Asset Management Company;
(46)                    Controller                        Vice President, Treasurer,
                                                          Controller and Secretary of
                                                          Safeco Services Corporation; and
                                                          Vice President, Treasurer,
                                                          Controller and Secretary and
                                                          Financial Principal of Safeco
                                                          Securities, Inc. since July2000.
                                                          Treasurer, Controller, Secretary
                                                          and Financial Principal of
                                                          Safeco Investment Services, Inc.
                                                          since March2000; Assistant
                                                          Controller of Safeco Securities,
                                                          Inc., Safeco Services
                                                          Corporation and Safeco Asset
                                                          Management Company from 1996 to
                                                          June 2000.

DAVID N. EVANS          Assistant       Served since      Former Controller and Assistant
4854 154th Place NE     Controller      November7, 2002   Controller of Rosetta
Redmond, WA 98052                                         Inpharmatics from 2001-2002 and
(30)                                                      2000-2001, respectively. From
                                                          1994 to 2000, he worked at
                                                          PricewaterhouseCoopers LLP,
                                                          where he focused on financial
                                                          services.

SUSAN TRACEY            Assistant       Served since      Tax Manager for Safeco
Safeco Plaza            Secretary       August3, 2000     Corporation. Assistant Secretary
4333 Brooklyn Ave. NE                                     of Safeco Asset Management
Seattle, WA 98185                                         Company, Safeco Securities, Inc.
(53)                                                      and Safeco Services Corporation.
                                                          She has been employed by Safeco
                                                          Corporation since 1987.

STEPHEN D. COLLIER      Assistant       Served since      Director of Taxation and
Safeco Plaza            Secretary       February5, 1998   Assistant Vice President of
4333 Brooklyn Ave. NE                                     Safeco Corporation; Assistant
Seattle, WA 98185                                         Secretary of Safeco Asset
(50)                                                      Management Company, Safeco
                                                          Securities, Inc. and Safeco
                                                          Services Corporation. He has
                                                          been an executive officer of
                                                          Safeco Corporation and
                                                          subsidiaries since 1991.

* Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711.

        SAFECO RESOURCE SERIES TRUST

        INVESTMENT ADVISOR:
        Safeco Asset Management Company

        DISTRIBUTOR:
        Safeco Securities, Inc.

        TRANSFER AGENT:
        Safeco Services Corporation

        CUSTODIAN:
        State Street Bank and Trust Company


[SAFECO(TM) LOGO]

                                Printed on Recycled Paper:
                                (R)A registered trademark of Safeco Corporation.

GMF4486 07/03

[SAFECO(TM) LOGO]


SAFECO RESOURCE SERIES TRUST

SEMIANNUAL REPORT

SMALL COMPANY VALUE PORTFOLIO

JUNE 30, 2003

Report From the Portfolio Manager

SAFECO RST SMALL COMPANY VALUE PORTFOLIO

As of June 30, 2003


[PHOTO OF GREG EISEN]

HOW DID THE PORTFOLIO PERFORM?
The Safeco RST Small Company Value Portfolio outperformed its benchmark, the Russell 2000 Value Index, for the six-month period ending June 30, 2003.

WHAT FACTORS IMPACTED THE PORTFOLIO'S PERFORMANCE?
War worries dampened the small-cap universe the first part of the year, and all Russell 2000 value sectors were down in the first quarter. While the Safeco RST Small Company Value Portfolio had its share of stocks down sharply in the first quarter, the effect on the Portfolio's performance was mitigated by conservative position sizes. Overall stock selection made the difference--more than twice as many stocks held at June 30 beat the benchmark than lagged it.

The second quarter saw a pretty spectacular recovery by stocks that had been beaten down in the last year. Within the universe of small cap stocks, performance was best among the low-priced stocks (below $5), micro-capitalization companies, companies without earnings and companies with higher valuations. Essentially, companies of a more speculative nature or valuation performed better than those that weren't. We held some names that worked very well in this environment, such as Americredit, Ameristar Casinos and Schnitzer Steel.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO AND WHY?
In the first quarter of 2003, the Portfolio sold eight positions and added seven new ones. Most of the positions sold were screening as growth stocks and had outlived their purpose in the Portfolio. Some stocks I sold had developed negative fundamental trends that made me uncomfortable. New positions initiated first quarter included Sensient Technologies, a firm that produces food flavorings and colorings for food and industrial purposes; Valassis Communications, which produces cooperative advertising for consumer product companies; and Imation, a producer of computer storage media. Tidewater, a service supplier to oil rigs offshore; and PFF Bancorp, a small bank in the Inland Empire east of Los Angeles, which is slowly transforming itself from a thrift to a commercial bank model, were also added.

I initiated just a few new positions during the second quarter. In an effort to increase exposure to the technology sector, I bought Benchmark Electronics. They are a contract manufacturer, serving OEM companies such as Sun Microsystems. They have remained profitable throughout the downturn, and their stock was cheaper than their industry peer group. In the retail area, I started a position in Foot Locker, the leading athletic shoe store chain. Foot Locker stock was depressed because they got into a dispute with their largest supplier, Nike, so Nike curtailed product shipments of their best products to Foot Locker. I believe both companies need each other and I will continue to monitor the situation. A third new name is a micro-cap manufacturer, NN Incorporated. NN makes precision components for ball bearing assemblies. They are a beneficiary of an outsourcing trend by customers allowing them room to grow. It was simply a cheaply priced stock.

Two of the stocks sold during the second quarter were small banks: Alabama National and Boston Fed Bancorp. Banks have had a tremendous run the past three years, and I wanted to reduce exposure to the industry, so I selected these two as having the least upside potential. Another name sold this quarter was Rent-Way. Finally, I started to sell some of the basket of utility preferred shares the Portfolio held. The market has been aggressive and paying healthy prices for preferreds because of their attractive yield versus the bond market. I bought these shares at sizable discounts to par, with expectations they could be called by the issuer, but the market has been so good that I was able to sell some of these at close to par, thus locking in the gain much sooner than waiting for a call.

Mr. Greg Eisen, CFA - Portfolio Manager/Equity Analyst

B.A. - BUSINESS ADMINISTRATION; RUTGERS UNIVERSITY (1978); CHARTERED FINANCIAL ANALYST (1995). GREG BEGAN HIS CAREER WITH SAFECO IN 1986 AS A SURETY FINANCIAL ANALYST. IN 1992, GREG JOINED SAFECO ASSET MANAGEMENT AS AN EQUITY ANALYST AND MOVED TO HIS CURRENT ROLE AS PORTFOLIO MANAGER IN 1996. IN ADDITION, HE FOLLOWS THE REIT AND TRANSPORTATION INDUSTRIES. GREG HAS 11 YEARS OF INVESTMENT EXPERIENCE.

EFFECTIVE OCTOBER 1, 2003, THE PORTFOLIO WILL BE NAMED THE SAFECO RST SMALL-CAP VALUE PORTFOLIO.

Performance Overview & Highlights

SAFECO RST SMALL COMPANY VALUE PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2003          SIX MONTH*      1 YEAR     5 YEAR    SINCE INCEPTION**
---------------------------------------------------------------------------------------------------
SAFECO RST SMALL COMPANY VALUE PORTFOLIO       17.27%         6.04%      0.02%          6.93%
RUSSELL 2000 VALUE INDEX                       16.49%        (3.80)%     4.98%          9.33%

 * Not annualized.
** Graph and average annual return comparison begins April 30, 1997, inception date of the Portfolio. Performance does not reflect the deduction, if any, for taxes or penalties associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the portfolio is available as an underlying investment option.

[CHART]

INVESTMENT VALUES:

                      SAFECO
                      RST SMALL COMPANY VALUE PORTFOLIO       RUSSELL 2000 VALUE INDEX
      4/30/1997                              $   10,000                     $   10,000
      5/31/1997                              $   10,680                     $   10,796
      6/30/1997                              $   11,230                     $   11,342
      7/31/1997                              $   12,010                     $   11,819
      8/31/1997                              $   12,240                     $   12,006
      9/30/1997                              $   13,450                     $   12,805
     10/31/1997                              $   12,920                     $   12,456
     11/30/1997                              $   12,840                     $   12,593
     12/31/1997                              $   12,840                     $   13,020
      1/31/1998                              $   12,757                     $   12,784
      2/28/1998                              $   14,006                     $   13,557
      3/31/1998                              $   15,495                     $   14,107
      4/30/1998                              $   16,162                     $   14,177
      5/31/1998                              $   15,443                     $   13,675
      6/30/1998                              $   15,100                     $   13,598
      7/31/1998                              $   13,506                     $   12,533
      8/31/1998                              $    9,549                     $   10,570
      9/30/1998                              $    9,997                     $   11,167
     10/31/1998                              $    9,726                     $   11,498
     11/30/1998                              $    9,893                     $   11,810
     12/31/1998                              $   10,278                     $   12,180
      1/31/1999                              $   10,611                     $   11,903
      2/28/1999                              $    9,955                     $   11,091
      3/31/1999                              $    9,414                     $   10,999
      4/30/1999                              $    9,331                     $   12,003
      5/31/1999                              $    9,404                     $   12,372
      6/30/1999                              $    9,622                     $   12,820
      7/31/1999                              $    9,789                     $   12,516
      8/31/1999                              $    9,341                     $   12,058
      9/30/1999                              $    9,372                     $   11,817
     10/31/1999                              $    9,424                     $   11,581
     11/30/1999                              $   10,664                     $   11,641
     12/31/1999                              $   11,861                     $   11,999
      1/31/2000                              $   11,372                     $   11,685
      2/29/2000                              $   12,267                     $   12,399
      3/31/2000                              $   12,476                     $   12,457
      4/30/2000                              $   12,028                     $   12,531
      5/31/2000                              $   11,143                     $   12,340
      6/30/2000                              $   11,726                     $   12,700
      7/31/2000                              $   11,320                     $   13,123
      8/31/2000                              $   12,194                     $   13,710
      9/30/2000                              $   11,851                     $   13,632
     10/31/2000                              $   10,966                     $   13,584
     11/30/2000                              $   10,320                     $   13,307
     12/31/2000                              $   11,147                     $   14,737
      1/31/2001                              $   12,733                     $   15,144
      2/28/2001                              $   12,170                     $   15,123
      3/31/2001                              $   11,710                     $   14,881
      4/30/2001                              $   12,493                     $   15,569
      5/31/2001                              $   12,712                     $   15,970
      6/30/2001                              $   13,192                     $   16,612
      7/31/2001                              $   12,660                     $   16,240
      8/31/2001                              $   12,504                     $   16,184
      9/30/2001                              $   11,418                     $   14,397
     10/31/2001                              $   12,107                     $   14,773
     11/30/2001                              $   12,608                     $   15,835
     12/31/2001                              $   13,504                     $   16,804
      1/31/2002                              $   13,494                     $   17,027
      2/28/2002                              $   13,188                     $   17,131
      3/31/2002                              $   14,232                     $   18,414
      4/30/2002                              $   14,812                     $   19,062
      5/31/2002                              $   14,791                     $   18,431
      6/30/2002                              $   14,253                     $   18,023
      7/31/2002                              $   12,218                     $   15,346
      8/31/2002                              $   12,282                     $   15,277
      9/30/2002                              $   11,934                     $   14,186
     10/31/2002                              $   12,345                     $   14,399
     11/30/2002                              $   12,946                     $   15,549
     12/31/2002                              $   12,888                     $   14,884
      1/31/2003                              $   12,549                     $   14,465
      2/28/2003                              $   12,348                     $   13,979
      3/31/2003                              $   12,528                     $   14,128
      4/30/2003                              $   13,524                     $   15,470
      5/31/2003                              $   14,817                     $   17,050
      6/30/2003                              $   15,114                     $   17,339

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                             PERCENT OF
TOP FIVE INDUSTRIES                          NET ASSETS
-------------------------------------------------------
Oil & Gas Equipment & Services                  5.9%
Regional Banks                                  5.5
Trucking                                        4.1
Consumer Finance                                3.6
Thrifts & Mortgage Finance                      3.5

                                             PERCENT OF
TOP TEN COMMON STOCK HOLDINGS                NET ASSETS
-------------------------------------------------------
Cash America International, Inc                 2.7%
  (Consumer Finance)
Key Energy Services, Inc.                       2.4
  (Oil & Gas Equipment & Services)
Beazer Homes USA, Inc.                          2.3
  (Homebuilding)
StanCorp Financial Group, Inc.                  2.2
  (Life & Health Insurance)
Precision Castparts Corp.                       2.2
  (Diversified Metals & Mining)
Nordic American Tanker Shipping, Ltd.           2.2
  (Marine)
United Defense Industries, Inc.                 2.1
  (Aerospace & Defense)
Imation Corp.                                   2.1
  (Computer Storage & Peripherals)
Ameristar Casinos, Inc.                         2.1
  (Casinos & Gaming)
World Fuel Services Corp.                       2.1
  (Integrated Oil & Gas)

[CHART]

WEIGHTINGS AS A PERCENT
OF NET ASSETS

Mid-Cap - Common Stocks: ($1.5 Billion - $4 Billion)                   13.30%
Small Cap - Common Stocks: (Under $1.5 Billion)
a) Large (Over $750 million):                                          32.90%
b) Medium ($250 - $750 million):                                       29.80%
c) Small (Under $250 million):                                         15.90%
Preferred Stocks:                                                       1.90%
Indexed Securities:                                                     1.90%
Cash & Other:                                                           4.30%

Portfolio of Investments

SAFECO RST SMALL COMPANY VALUE PORTFOLIO

As of June 30, 2003 (Unaudited)

                                                               VALUE
SHARES OR PRINCIPAL AMOUNT                                   (000'S)
--------------------------------------------------------------------
COMMON STOCKS--91.9%

AEROSPACE & DEFENSE--2.1%
    24,900 *   United Defense Industries, Inc.            $      646

APPAREL RETAIL--1.8%
    51,800     Wet Seal, Inc. (Class A)                          553

CASINOS & GAMING--3.4%
    29,200 *   Ameristar Casinos, Inc.                           623
    19,000 *   Argosy Gaming Co.                                 397

CATALOG RETAIL--1.5%
    43,900 *   Insight Enterprises, Inc.                         442

COMMERCIAL PRINTING--2.0%
    23,600 *   Valassis Communications, Inc.                     607

COMMUNICATION EQUIPMENT--2.9%
    13,100     Black Box Corp.                                   474
    17,800 *   Plantronics, Inc.                                 386

COMPUTER STORAGE & PERIPHERALS--2.1%
    16,700 *   Imation Corp.                                     632

CONSTRUCTION & ENGINEERING--2.0%
    31,300     URS Corp.                                         609

CONSTRUCTION MATERIALS--2.3%
     5,850     Florida Rock Industries, Inc.                     242
    13,400     Martin Marietta Materials, Inc.                   450

CONSUMER FINANCE--3.6%
    33,000 *   AmeriCredit Corp.                                 282
    60,900     Cash America International, Inc.                  805

DIVERSIFIED METALS & MINING--2.2%
    21,300     Precision Castparts Corp.                         662

ELECTRONIC EQUIPMENT MANUFACTURERS--2.5%
    14,700 *   Benchmark Electronics, Inc.                       452
    41,700 *   Optimal Robotics Corp. (Class A)                  304

ENVIRONMENTAL SERVICES--1.6%
    11,300     Landauer, Inc.                                    473

GAS UTILITIES--1.4%
    27,600     NUI Corp.                                         428

HEALTH CARE EQUIPMENT--2.9%
     8,400 *   INAMED Corp.                               $      451
    21,400 *   SonoSite, Inc.                                    427

HEALTH CARE SERVICES--2.3%
    63,800     Hooper Holmes, Inc.                               411
    14,100 *   National Dentex Corp.                             288

HOME IMPROVEMENT RETAIL--1.6%
    32,300     Building Materials Holding Corp.                  478

HOMEBUILDING--2.3%
     8,200 *   Beazer Homes USA, Inc.                            685

INTEGRATED OIL & GAS--2.1%
    25,200     World Fuel Services Corp.                         620

INVESTMENT BANKING & BROKERAGE--1.8%
    27,600     SWS Group, Inc.                                   556

LIFE & HEALTH INSURANCE--2.2%
    12,900     StanCorp Financial Group, Inc.                    674

MARINE--2.2%
    45,700     Nordic American Tanker                            649
               Shipping, Ltd.

METAL & GLASS CONTAINERS--1.7%
    36,500 *   Owens-Illinois, Inc.                              503

OIL & GAS EQUIPMENT & SERVICES--5.9%
    68,200 *   Key Energy Services, Inc.                         731
    21,800 *   Lone Star Technologies, Inc.                      462
    19,800     Tidewater, Inc.                                   582

PACKAGED FOODS & MEATS--3.4%
    13,200     Lancaster Colony Corp.                            510
    22,400     Sensient Technologies Corp.                       515

PAPER PACKAGING--1.0%
    41,500 *   Constar International, Inc.                       315

PROPERTY & CASUALTY INSURANCE--3.3%
    20,400     First American Corp.                              538
    13,800     RLI Corp.                                         454

REAL ESTATE INVESTMENT TRUST--2.9%
    11,900     Alexandria Real Estate Equities, Inc.             536
     9,900     Camden Property Trust                             346

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                               VALUE
SHARES OR PRINCIPAL AMOUNT                                   (000'S)
--------------------------------------------------------------------
REGIONAL BANKS--5.5%
    21,100     CPB, Inc.                                  $      584
    24,410     Hanmi Financial Corp.                             426
    24,000     Pacific Crest Capital, Inc.                       504
     4,554     Southern Financial Bancorp, Inc.                  139

RESTAURANTS--1.5%
    21,000 *   Jack in the Box, Inc.                             468

SPECIALTY STORES--3.3%
    44,200     Foot Locker, Inc.                                 586
    14,300     Regis Corp.                                       415

STEEL--3.4%
    40,800     NN, Inc.                                          517
    11,900     Schnitzer Steel Industries, Inc.                  525

TECHNOLOGY DISTRIBUTORS--2.0%
    25,200 *   Anixter International, Inc.                       590

THRIFTS & MORTGAGE FINANCE--3.5%
    23,700 *   BankUnited Financial Corp. (Class A)              478
    14,368     Camco Financial Corp.                             224
     9,000     PFF Bancorp, Inc.                                 348

TOBACCO--1.6%
    11,100     Universal Corp.                                   470

TRUCKING--4.1%
    15,600     Arkansas Best Corp.                               371
     8,100 *   Landstar System, Inc.                             509
    14,600 *   P.A.M. Transportation Services, Inc.              353
                                                          ----------
TOTAL COMMON STOCKS (COST $23,226)                            27,705
                                                          ----------

PREFERRED STOCKS--1.9%

ELECTRIC UTILITIES--1.9%
     1,530     Cincinnati Gas & Electric Co.                     128
               Callable 7/28/03 @ $108.00
     1,300     Connecticut Light & Power Co.                      45
               Callable 7/28/03 @ $51.00
     1,900     Connecticut Light & Power Co.                      61
               Callable 7/28/03 @ $54.00
       200     Dayton Power & Light, Inc.                         11
               Callable 7/28/03 @ 102.50
     1,700     Great Plains Energy, Inc.                         129
               Callable 7/28/03 @ $101.00
     8,280     PSI Energy, Inc.                                  197
               Callable 7/28/03 @ $25.00
                                                          ----------
TOTAL PREFERRED STOCKS (COST $492)                               571
                                                          ----------

INDEXED SECURITIES--1.9%

INDEXED SECURITIES--1.9%
     4,600     iShares Russell 2000                       $      593
               Value Index Fund
                                                          ----------
TOTAL INDEXED SECURITIES (COST $493)                             593
                                                          ----------

CASH EQUIVALENTS--14.6%

INVESTMENT COMPANIES
   650,819     AIM Short-Term Investments Co.                    651
               Liquid Assets Money Market
               Portfolio (Institutional Shares)
 3,742,043     State Street Navigator                          3,742
               Securities Lending Prime
               Portfolio**
                                                          ----------
TOTAL CASH EQUIVALENTS (COST $4,393)                           4,393
                                                          ----------

TOTAL INVESTMENTS
  (COST $28,604)--110.3%                                      33,262

OTHER ASSETS, LESS LIABILITIES                                (3,112)
                                                          ----------
NET ASSETS                                                $   30,150
                                                          ==========

 *  Non-income producing security.
** Represents invested collateral received related to $3,634,511 in securities on loan under securities lending agreements. See Securities Lending in Note 2 to the financial statements.

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities

SAFECO RST SMALL COMPANY VALUE PORTFOLIO

As of June 30, 2003 (Unaudited)

-(IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS)-
-----------------------------------------------------------------------------------
ASSETS:
   Investments, at Cost                                                  $   28,604
                                                                         ==========
   Investments, at Value                                                 $   33,262
   Receivable for Investment Securities Sold                                    769
   Dividends and Interest Receivable                                             30
                                                                         ----------
     Total Assets                                                            34,061
LIABILITIES:
   Payable for Investment Securities Purchased                                  132
   Payable Upon Return of Securities Loaned                                   3,742
   Investment Advisory Fees Payable                                              20
   Other Accrued Expenses                                                        17
                                                                         ----------
     Total Liabilities                                                        3,911
                                                                         ----------
NET ASSETS                                                               $   30,150
                                                                         ==========

COMPONENTS OF NET ASSETS:
   Paid in Capital (Par Value $.001, Unlimited Shares Authorized)        $   25,515
   Net Unrealized Appreciation on Investments                                 4,658
   Accumulated Net Investment Income                                            110
   Accumulated Realized Loss                                                   (133)
                                                                         ----------
NET ASSETS                                                               $   30,150
                                                                         ==========
TRUST SHARES OUTSTANDING                                                      2,114
                                                                         ==========
NET ASSET VALUE PER SHARE                                                $    14.26
                                                                         ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations

SAFECO RST SMALL COMPANY VALUE PORTFOLIO

For the Six-Month Period Ended June 30, 2003 (Unaudited)

-(IN THOUSANDS)-
-----------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                              $      233
  Interest                                                                        7
  Income from Securities Loaned, net                                              2
                                                                         ----------
   Total Investment Income                                                      242

EXPENSES
  Investment Advisory                                                           108
  Legal and Auditing                                                             11
  Custodian                                                                       6
  Reports to Shareholders                                                         1
  Trustees                                                                        4
  Other                                                                           2
                                                                         ----------
   Total Expenses                                                               132
                                                                         ----------

NET INVESTMENT INCOME                                                           110

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain                                                             521
  Net Change in Unrealized Appreciation                                       3,753
                                                                         ----------
NET GAIN ON INVESTMENTS                                                       4,274
                                                                         ----------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                       $    4,384
                                                                         ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets

SAFECO RST SMALL COMPANY VALUE PORTFOLIO

(Unaudited)

-(In Thousands)-                                                         2003*        2002**
--------------------------------------------------------------------------------------------
OPERATIONS

  Net Investment Income                                             $      110    $      133

  Net Realized Gain (Loss) on Investments                                  521          (217)

  Net Change in Unrealized Appreciation (Depreciation)                   3,753        (1,370)
                                                                    ----------    ----------
  Net Change in Net Assets Resulting from Operations                     4,384        (1,454)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                                      -          (133)

NET TRUST SHARE TRANSACTIONS                                             1,103         4,652
                                                                    ----------    ----------

TOTAL CHANGE IN NET ASSETS                                               5,487         3,065

NET ASSETS AT BEGINNING OF PERIOD                                       24,663        21,598
                                                                    ----------    ----------

NET ASSETS AT END OF PERIOD                                         $   30,150    $   24,663
                                                                    ==========    ==========

OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:

  Subscriptions                                                            381         1,035
  Reinvestments                                                              -            11
  Redemptions                                                             (295)         (704)
                                                                    ----------    ----------
   NET CHANGE                                                               86           342
                                                                    ==========    ==========

AMOUNTS:

  Subscriptions                                                     $    4,792    $   13,273
  Reinvestments                                                              -           133
  Redemptions                                                           (3,689)       (8,754)
                                                                    ----------    ----------
   NET CHANGE                                                       $    1,103    $    4,652
                                                                    ==========    ==========

 * For the six-month period ended June 30, 2003.
** For the year ended December 31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

SAFECO RST SMALL COMPANY VALUE PORTFOLIO
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                             SIX-MONTH
                                          PERIOD ENDED
                                               JUNE 30                          FOR THE YEAR ENDED DECEMBER 31
                                          ------------     -------------------------------------------------------------------
                                                  2003           2002          2001          2000           1999          1998
------------------------------------------------------     -------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD      $    12.16     $    12.81    $    10.68    $    11.39     $     9.87    $    12.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                    0.05           0.07          0.13          0.02          (0.01)        (0.03)
  Net Realized and Unrealized Gain (Loss)
   on Investments                                 2.05          (0.65)         2.13         (0.71)          1.53         (2.43)
                                            ----------     ----------    ----------    ----------     ----------    ----------
     Total From Investment Operations             2.10          (0.58)         2.26         (0.69)          1.52         (2.46)
LESS DISTRIBUTIONS
  Dividends from Net Investment Income               -          (0.07)        (0.13)        (0.02)             -            --
  Distributions from Realized Gains                  -              -             -             -              -            --
                                            ----------     ----------    ----------    ----------     ----------    ----------
     Total Distributions                             -          (0.07)        (0.13)        (0.02)             -            --
                                            ----------     ----------    ----------    ----------     ----------    ----------
NET ASSET VALUE AT END OF PERIOD            $    14.26     $    12.16    $    12.81    $    10.68     $    11.39    $     9.87
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN                                     17.27%*        (4.56%)       21.15% +      (6.02%) +      15.40% +     (19.95%) +
NET ASSETS AT END OF PERIOD (000'S)         $   30,150     $   24,663    $   21,598    $   14,199     $   14,054    $   11,780
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                  1.04%**        1.03%         1.09%         1.04%          1.22%         1.15%
  Net Expenses                                    1.04%**        1.03%         0.96%         0.95%          0.95%         0.95%
  Net Investment Income (Loss)                    0.85%**        0.54%         1.26%         0.22%         (0.14%)       (0.32%)
PORTFOLIO TURNOVER RATE                             52%**          56%           97%          116%           128%           92%

 *  Not annualized.
**  Annualized.
 + The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).

Notes to Financial Statements

(Unaudited)

1.   GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Small Company Value Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

SECURITY VALUATION. Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. When valuations are not readily available, securities are valued at fair value as determined in good faith by or under the supervision of the Portfolio's Board of Trustees.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the six-month period ended June 30, 2003, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $7,005,000 and $6,446,000 respectively.

SECURITIES LENDING. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments daily.

EXPENSE ALLOCATION. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains, (if any) are normally recorded in December and March. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME AND EXCISE TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.   COMPONENTS OF DISTRIBUTABLE EARNINGS

Estimated components of distributable earnings on a tax basis at June 30, 2003, were as follows (In Thousands):

                                                                        SMALL
                                                                      COMPANY
                                                                        VALUE
-----------------------------------------------------------------------------
Federal Tax Cost on Investments                                    $   28,643
                                                                   ----------
Gross Unrealized Appreciation on Investments                            6,131
Gross Unrealized Depreciation on Investments                           (1,512)
                                                                   ----------
Net Unrealized Appreciation (Depreciation) on Investments               4,619
Undistributed Income                                                      110
Undistributed Realized Gain - Current Period                              521
Capital Loss Carryforward*                                                (77)
Deferred Loss**                                                          (538)
                                                                   ----------
Distributable Earnings                                             $    4,635
                                                                   ==========

Differences between financial statement reporting basis and tax-basis reporting is attributable primarily to the tax deferral of losses on wash sales.

* At December 31, 2002, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                                                  2007
     ---------------------------------------------------------------------------------
     Small Company Value Portfolio                                              $ (77)

** From November 1, 2002 through December 31, 2002, the Portfolio incurred net realized capital losses. As permitted by tax regulations, the Portfolio has elected to defer the loss and treat it as having arose in the year ending December 31, 2003.

4.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES. Safeco Asset Management Company receives investment advisory fees from the Portfolio. For the Small Company Value Portfolio, the fee is based on average daily net assets at an annual rate of 0.85%.

NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. For the six months ended June 30, 2003, the Portfolio did not have any outstanding loans under this arrangement.

LINE OF CREDIT. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $100 million is available to meet short-term financing needs. At June 30, 2003, no such borrowings were outstanding.

AFFILIATE OWNERSHIP. At June 30, 2003, Safeco Life Insurance Company owned 2,105,103 shares (99%) of the RST Small Company Value Portfolio.

BOARD OF TRUSTEES. The Trust along with several other affiliated trusts not reported herein, paid each of the Trustees not affiliated with Safeco a retainer of $23,000 per year plus out of pocket expenses. Members received $2,500 per Board Meeting plus $500 per each additional committee meeting they attended.

EXPENSE REIMBURSEMENT. For the Small Company Value Portfolio, if net assets are below $20 million, Safeco Asset Management pays all expenses in excess of 0.10% of the Portfolio's net assets other than investment advisory fees. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

Trustee and Officers Information

                                                                                          NUMBER OF
                        POSITION(S)  TERM OF OFFICE*                                   SERIES IN A FUND
                         HELD WITH    AND LENGTH OF      PRINCIPAL OCCUPATION(S)       COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE    TRUSTS      TIME SERVED          DURING PAST 5 YEARS            BY TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT (DISINTERESTED) TRUSTEES

SCOTT M. BOGGS          Trustee      Served since     Corporate Vice President,        25                Trustee for Financial
4854 154th Place NE                  August 8,        Finance for Microsoft                              Executives Research
Redmond, WA 98052                    2002             Corporation, a software                            Foundation (Industry
(48)                                                  comapny, Redmond, Washington                       Group)
                                                      (1993 - present).

BARBARA J. DINGFIELD    Trustee      Served since     Consultant to corporate amd      25                Director of First Safeco
4854 154th Place NE                  May 3, 1990      private foundations. From 1994                     National Life Insurance
Redmond, WA 98052                                     to 1999 she was the Director of                    Co. of New York.
(57)                                                  Community Affairs for Microsoft                    Trustee, United Way of
                                                      Corporation, Redmond,                              Skagit County. Board
                                                      Washington, a computer software                    Chair Npower (non-profit
                                                      company. Member of the Board of                    organization providing
                                                      Managers, Swarthmore College                       technology assistance
                                                      (1995-1999). Trustee and Board                     and training to other
                                                      Chair of United Way of King                        non-profits). Board of
                                                      County (1991-2000). Board                          Directors, YMCA of
                                                      member, Pacific Northwest                          Greater Seattle.
                                                      Grantmakers Forum (1997-1999).
                                                      Trustee and past Chair, Seattle
                                                      Housing Resources Group
                                                      (1993-1999).

RICHARD E. LUNDGREN     Trustee      Served since     Retired in 2000 from position    25                Director of First Safeco
4854 154th Place NE                  February 3,      as Director of Marketing and                       National Life Insurance
Redmond, WA 98052                    1983             Customer Relations,                                Co. of New York
(65)                                                  Weyerhaeuser Company, Tacoma,
                                                      Washington.

LARRY L. PINNT          Trustee      Served since     Retired Vice president and       25                Director of First Safeco
4854 154th Place NE                  August 1,        Chief Financial Officer of                         National Life Insurance
Redmond, WA 98052                    1985             U.S. WEST Communications,                          Co. of New York.
(68)                                                  Seattle, Washington.                               Chairman of the Board of
                                                                                                         Directors for Cascade
                                                                                                         Natural Gas Corp.,
                                                                                                         Seattle, Washington.
                                                                                                         Board Member of
                                                                                                         University of Washington
                                                                                                         Medical Center, Seattle,
                                                                                                         Washington.

JOHN W. SCHNEIDER       Trustee      Served since     President and owner of           25                Director of First
4854 154th Place NE                  February 3,      Wallingford Group, Inc.,                           Safeco National Life
Redmond, WA 98052                    1983             Seattle, Washington, a                             Insurance Co. of New York
(61)                                                  consulting company currently
                                                      involved in the development,
                                                      repositioning, and
                                                      acquisition/disposition of real
                                                      estate (1995-present).

*Term of office is age 72.

INTERESTED TRUSTEE*

ROGER F. HARBIN         Trustee      Served since     Senior Vice President and        25                Director of several
5069 154th Place NE     and          May 7, 2003      Director of Safeco Services                        direct and indirect
Redmond, WA 98052       Chairman     Served since     Corporation and Safeco                             subsidiaries of Safeco
(52)                    Sr. Vice     November 8,      Securities, Inc. since November                    Corporation, including
                        President    2001**           2002. Named Director and                           Director of First
                                                      interim President of Safeco                        Safeco National Life
                                                      Services Corporation, Director                     Insurance Co. of New York
                                                      of Safeco Asset Management
                                                      Company, interim President of
                                                      Safeco Mutual Funds, Director
                                                      and interim President of Safeco
                                                      Securities, Inc. in 2001.
                                                      Executive Vice President and
                                                      Actuary of Safeco Life
                                                      Insurance Company since 1998.
                                                      Senior Vice President of Safeco
                                                      Life Insurance Company from
                                                      1992 to 1998.

* Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.

** Term of office is age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

KEVIN A. ROWELL         President    Served since     President of Safeco Securities,
4854 154th Place NE                  September 16,    Inc. and Safeco Services Corp.,
Redmond, WA 98052                    2002             effective September 16, 2002.
(42)                                                  Managing Director of Global
                                                      Relationships for Alliance
                                                      Capital Management in New York,
                                                      from 1998-2002. Prior to 1998,
                                                      European Director for Corporate
                                                      Development at Putnam
                                                      Investments.

RONALD L. SPAULDING     Vice         Served since     Chairman of Safeco Asset
Two Union Square        President    August 3, 1995   Management Company; Treasurer
601 Union Street                                      and Chief Investment Officer of
25th Floor Seattle,                                   Safeco Corporation; Vice
WA 98101                                              President of Safeco Insurance
(59)                                                  Companies; Director, Vice
                                                      President and Treasurer of
                                                      First Safeco Life Insurance
                                                      Company of New York; former
                                                      Senior Portfolio Manager of
                                                      Safeco Insurance Companies and
                                                      Portfolio Manager for Safeco
                                                      Mutual Funds.

DAVID H. LONGHURST      Vice         Served since     Vice President, Treasurer,
4854 154th Place NE     President,   August 7, 1997   Controller and Secretary of
Redmond, WA 98052       Treasurer,                    Safeco Asset Management
(46)                    Secretary,                    Company; Vice President,
                        and                           Treasurer, Controller and
                        Controller                    Secretary of Safeco Services
                                                      Corporation; and Vice
                                                      President, Treasurer,
                                                      Controller and Secretary and
                                                      Financial Principal of Safeco
                                                      Securities, Inc. since July
                                                      2000. Treasurer, Controller,
                                                      Secretary and Financial
                                                      Principal of Safeco Investment
                                                      Services, Inc. since March
                                                      2000; Assistant Controller of
                                                      Safeco Securities, Inc., Safeco
                                                      Services Corporation and Safeco
                                                      Asset Management Company from
                                                      1996 to June 2000.

DAVID N. EVANS          Assistant    Served since     Former Controller and Assistant
4854 154th Place NE     Controller   November 7,      Controller of Rosetta
Redmond, WA 98052                    2002             Inpharmatics from 2001-2002 and
(30)                                                  2000-2001, respectively. From
                                                      1994 to 2000, he worked at
                                                      PricewaterhouseCoopers LLP,
                                                      where he focused on financial
                                                      services.

SUSAN TRACEY            Assistant    Served since     Tax Manager for Safeco
Safeco Plaza            Secretary    August 3, 2000   Corporation. Assistant
4333 Brooklyn Ave.                                    Secretary of Safeco Asset
NE                                                    Management Company, Safeco
Seattle, WA 98185                                     Securities, Inc. and Safeco
(53)                                                  Services Corporation. She has
                                                      been employed by Safeco
                                                      Corporation since 1987.

STEPHEN D. COLLIER      Assistant    Served since     Director of Taxation and
Safeco Plaza            Secretary    February 5,      Assistant Vice President of
4333 Brooklyn Ave.                   1998             Safeco Corporation; Assistant
NE                                                    Secretary of Safeco Asset
Seattle, WA 98185                                     Management Company, Safeco
(50)                                                  Securities, Inc. and Safeco
                                                      Services Corporation. He has
                                                      been an executive officer of
                                                      Safeco Corporation and
                                                      subsidiaries since 1991.

* Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711.

  SAFECO RESOURCE SERIES TRUST

  INVESTMENT ADVISOR:
  Safeco Asset Management Company

  DISTRIBUTOR:
  Safeco Securities, Inc.

  TRANSFER AGENT:
  Safeco Services Corporation

  CUSTODIAN:
  State Street Bank and Trust Company


[SAFECO(TM) LOGO]

                               Printed on Recycled Paper:
                               (R)A registered trademark of Safeco Corporation.

GMF4487 07/03

[SAFECO(TM) LOGO]

SAFECO RESOURCE SERIES TRUST

SEMIANNUAL REPORT

BOND PORTFOIO

JUNE 30, 2003

Report From the Portfolio Manager
SAFECO RST BOND PORTFOLIO
As of June 30, 2003


[PHOTO OF MICHAEL HUGHES]

HOW DID THE PORTFOLIO PERFORM?
The Safeco RST Bond Portfolio underperformed its benchmark index, the Lehman Brothers Aggregate Bond Index, for the six-month period ending June 30, 2003.

WHAT FACTORS IMPACTED THE PORTFOLIO'S PERFORMANCE?
By mid-June, the sluggish economy, Greenspan's deflation comments and foreign central banks' efforts to stem the rise in their currencies, sent U.S. Treasuries yields down to 45-year lows. The yield on the 10-year Treasury hit 3.11% on June 13th before ending the period at 3.51% -- still 30 basis points lower on the year.

Mountains of cash on the sidelines earning next to nothing sent investors scrambling for yield. Corporate bonds, the prime beneficiary of this yield quest, continued to outperform U.S. Treasuries, as they have since last fall. From their early October lows through June 30, investment-grade corporate bonds have generated a 13.2% total return, high-yield corporate bonds have advanced over 30%, while Treasuries were up just 4.3%.

Our performance during the second quarter has benefited from a nominal overweight in investment-grade corporate bonds (31% for the portfolio versus 27% for the Index) and commercial mortgage-backed securities (5.5% versus 2.4%). Detracting from our performance this quarter was our Portfolio's slightly lower duration (93% of benchmark--3.9 versus 4.2 years).

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO AND WHY?
Taking advantage of the improvement in the corporate bond market, early in the year we took steps to increase the number and quality of names in the portfolio to minimize credit risk. Though corporates fared well in the first part of 2003, there was still significant turbulence.

With interest rates at multi-generational lows, mortgage prepayments coming in extraordinarily fast, and corporate spreads at their tightest level in five very wild years, our basic strategy has remained unchanged; seek incremental return by making small bets within a well-diversified low-risk portfolio. Our primary tactical strategy has been to protect the Portfolio from the inevitable rise in rates by creating a yield cushion and maintaining a slightly below-benchmark duration. We have earned our yield advantage by overweighting corporate bonds (especially Triple-B rated corporates) and other spread product while underweighting government securities. We are also overweighting callable securities to include mortgage-backed securities and callable agencies.

Mr. Michael Hughes, CFA - Portfolio Manager

B.S.--FINANCE; UNIVERSITY OF COLORADO (1984), M.B.A.--FINANCE; UNIVERSITY OF SOUTHERN CALIFORNIA (1992); CHARTERED FINANCIAL ANALYST (1995). MIKE IS THE PORTFOLIO MANAGER OF THE FIXED-INCOME PORTION OF THE SAFECO BALANCED FUND. HE JOINED SAFECO IN 1997. MIKE BROUGHT 13 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE AS THE LEAD PORTFOLIO MANAGER ON SEC-REGISTERED MUTUAL FUNDS, BANK COMMON FUNDS AND A VARIETY OF SEPARATELY MANAGED PORTFOLIOS FOR OTHER FINANCIAL INSTITUTIONS. HE HAS 19 YEARS OF INVESTMENT EXPERIENCE.

Performance Overview & Highlights
SAFECO RST BOND PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2003                 SIX MONTH*      1 YEAR       5 YEAR       10 YEAR
------------------------------------------------------------------------------------------------------
SAFECO RST BOND PORTFOLIO                               3.60%         9.12%        6.06%        6.02%
LEHMAN BROTHERS AGGREGATE BOND INDEX                    3.93%        10.40%        7.55%        7.21%

* Not annualized.

  Performance does not reflect the deduction, if any, for taxes or penalties associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the portfolio is available as an underlying investment option.

[CHART]

INVESTMENT VALUES:

                         SAFECO                                   LEHMAN BROTHERS
                         RST BOND PORTFOLIO                       AGGREGATE BOND INDEX
 6/30/1993                       $   10,000                              $      10,000
 7/31/1993                       $   10,043                              $      10,057
 8/31/1993                       $   10,275                              $      10,233
 9/30/1993                       $   10,335                              $      10,261
10/31/1993                       $   10,387                              $      10,299
11/30/1993                       $   10,223                              $      10,212
12/31/1993                       $   10,276                              $      10,267
 1/31/1994                       $   10,424                              $      10,406
 2/28/1994                       $   10,165                              $      10,225
 3/31/1994                       $    9,952                              $       9,973
 4/30/1994                       $    9,888                              $       9,893
 5/31/1994                       $    9,888                              $       9,892
 6/30/1994                       $    9,878                              $       9,870
 7/31/1994                       $    9,999                              $      10,066
 8/31/1994                       $   10,036                              $      10,078
 9/30/1994                       $    9,943                              $       9,930
10/31/1994                       $    9,943                              $       9,921
11/30/1994                       $    9,934                              $       9,899
12/31/1994                       $    9,975                              $       9,968
 1/31/1995                       $   10,111                              $      10,165
 2/28/1995                       $   10,278                              $      10,406
 3/31/1995                       $   10,336                              $      10,470
 4/30/1995                       $   10,473                              $      10,617
 5/31/1995                       $   10,864                              $      11,027
 6/30/1995                       $   10,952                              $      11,108
 7/31/1995                       $   10,874                              $      11,083
 8/31/1995                       $   11,021                              $      11,217
 9/30/1995                       $   11,138                              $      11,326
10/31/1995                       $   11,324                              $      11,474
11/30/1995                       $   11,549                              $      11,646
12/31/1995                       $   11,757                              $      11,809
 1/31/1996                       $   11,788                              $      11,887
 2/29/1996                       $   11,508                              $      11,681
 3/31/1996                       $   11,393                              $      11,600
 4/30/1996                       $   11,383                              $      11,534
 5/31/1996                       $   11,404                              $      11,511
 6/30/1996                       $   11,487                              $      11,666
 7/31/1996                       $   11,518                              $      11,697
 8/31/1996                       $   11,539                              $      11,678
 9/30/1996                       $   11,653                              $      11,881
10/31/1996                       $   11,788                              $      12,145
11/30/1996                       $   11,934                              $      12,353
12/31/1996                       $   11,821                              $      12,238
 1/31/1997                       $   11,854                              $      12,275
 2/28/1997                       $   11,821                              $      12,306
 3/31/1997                       $   11,678                              $      12,169
 4/30/1997                       $   11,821                              $      12,352
 5/31/1997                       $   11,909                              $      12,468
 6/30/1997                       $   12,052                              $      12,616
 7/31/1997                       $   12,392                              $      12,957
 8/31/1997                       $   12,249                              $      12,846
 9/30/1997                       $   12,447                              $      13,035
10/31/1997                       $   12,645                              $      13,225
11/30/1997                       $   12,656                              $      13,285
12/31/1997                       $   12,815                              $      13,419
 1/31/1998                       $   13,035                              $      13,591
 2/28/1998                       $   12,989                              $      13,581
 3/31/1998                       $   13,024                              $      13,628
 4/30/1998                       $   13,070                              $      13,699
 5/31/1998                       $   13,233                              $      13,829
 6/30/1998                       $   13,372                              $      13,946
 7/31/1998                       $   13,360                              $      13,976
 8/31/1998                       $   13,674                              $      14,203
 9/30/1998                       $   14,033                              $      14,536
10/31/1998                       $   13,883                              $      14,459
11/30/1998                       $   13,906                              $      14,541
12/31/1998                       $   13,956                              $      14,585
 1/31/1999                       $   14,029                              $      14,689
 2/28/1999                       $   13,650                              $      14,433
 3/31/1999                       $   13,699                              $      14,513
 4/30/1999                       $   13,723                              $      14,559
 5/31/1999                       $   13,528                              $      14,431
 6/30/1999                       $   13,430                              $      14,385
 7/31/1999                       $   13,381                              $      14,324
 8/31/1999                       $   13,356                              $      14,317
 9/30/1999                       $   13,491                              $      14,483
10/31/1999                       $   13,503                              $      14,536
11/30/1999                       $   13,491                              $      14,535
12/31/1999                       $   13,399                              $      14,465
 1/31/2000                       $   13,386                              $      14,418
 2/29/2000                       $   13,542                              $      14,592
 3/31/2000                       $   13,723                              $      14,784
 4/30/2000                       $   13,698                              $      14,742
 5/31/2000                       $   13,672                              $      14,735
 6/30/2000                       $   13,931                              $      15,042
 7/31/2000                       $   14,048                              $      15,178
 8/31/2000                       $   14,242                              $      15,398
 9/30/2000                       $   14,359                              $      15,495
10/31/2000                       $   14,437                              $      15,598
11/30/2000                       $   14,670                              $      15,853
12/31/2000                       $   14,979                              $      16,147
 1/31/2001                       $   15,185                              $      16,411
 2/28/2001                       $   15,308                              $      16,554
 3/31/2001                       $   15,391                              $      16,637
 4/30/2001                       $   15,322                              $      16,568
 5/31/2001                       $   15,391                              $      16,668
 6/30/2001                       $   15,459                              $      16,731
 7/31/2001                       $   15,788                              $      17,105
 8/31/2001                       $   15,967                              $      17,301
 9/30/2001                       $   16,131                              $      17,502
10/31/2001                       $   16,474                              $      17,868
11/30/2001                       $   16,200                              $      17,622
12/31/2001                       $   16,069                              $      17,510
 1/31/2002                       $   16,185                              $      17,652
 2/28/2002                       $   16,329                              $      17,823
 3/31/2002                       $   16,026                              $      17,527
 4/30/2002                       $   16,257                              $      17,866
 5/31/2002                       $   16,430                              $      18,018
 6/30/2002                       $   16,445                              $      18,174
 7/31/2002                       $   16,532                              $      18,393
 8/31/2002                       $   16,821                              $      18,704
 9/30/2002                       $   17,066                              $      19,007
10/31/2002                       $   16,907                              $      18,920
11/30/2002                       $   16,936                              $      18,915
12/31/2002                       $   17,321                              $      19,306
 1/31/2003                       $   17,336                              $      19,322
 2/28/2003                       $   17,564                              $      19,590
 3/31/2003                       $   17,534                              $      19,575
 4/30/2003                       $   17,640                              $      19,736
 5/31/2003                       $   17,990                              $      20,104
 6/30/2003                       $   17,944                              $      20,064

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

   Current Yield (30-day)                        3.12%
   Weighted Average Maturity               5.69 years

                                               PERCENT OF
BONDS BY TYPE                                  NET ASSETS
---------------------------------------------------------
U.S. Government Obligations                        15.4%
Asset Backed Securities                             4.5
Mortgage Backed Securities                         47.2
Municipal Bonds                                     0.9
Corporate Bonds                                    30.3
Cash & Other                                        1.7
                                                  -----
                                                  100.0%
                                                  =====

[CHART]

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS

AAA:                  69.90%
AA:                    0.80%
A:                    14.00%
BBB:                  13.60%
Cash & Other:          1.70%

Portfolio of Investments
SAFECO RST BOND PORTFOLIO
As of June 30, 2003 (Unaudited)

                                                                     VALUE
PRINCIPAL AMOUNT (000'S)                                           (000'S)
--------------------------------------------------------------------------
ASSET BACKED SECURITIES--4.5%

CONSUMER FINANCE--1.5%
   $    415   Americredit Automobile                         $         415
              Receivables Trust
              4.41%, due 11/12/08
        420   MBNA Credit Card Master                                  421
              Note Trust
              1.40%, due 12/15/08

SPECIALIZED FINANCE--2.5%
      1,180   General Motors Acceptance Corp.                        1,355
              6.42%, due 5/15/35

THRIFT & MORTGAGE FINANCE--0.5%
        298   CNH Equipment Trust                                      304
              7.34%, due 2/15/07
                                                             -------------
TOTAL ASSET BACKED SECURITIES
  (COST $2,366)                                                      2,495
                                                             -------------

CORPORATE BONDS--30.3%

AEROSPACE & DEFENSE--1.3%
        585   Honeywell International, Inc.                            715
              7.50%, due 3/01/10

AIRLINES--1.0%
         90   United Air Lines                                          71
              7.73%, due 7/01/10
        601   United Air Lines                                         479
              7.783%, due 1/01/14

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
        115   Franklin Resources, Inc.                                 118
              3.70%, due 4/15/08

AUTOMOBILE MANUFACTURERS--1.2%
        635   Ford Motor Co.                                           664
              7.25%, due 10/01/08

BROADCASTING & CABLE TV--1.3%
        685   Comcast Corp.                                            704
              5.30%, due 1/15/14

COMPUTER HARDWARE--0.7%
        415   International Business                                   415
              Machines Corp.
              1.33%, due 9/10/04

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS--1.4%
   $    760   John Deere Capital Corp.                       $         764
              1.69%, due 9/17/04

DIVERSIFIED BANKS--2.9%
        855   International Bank for                                   924
              Reconstruction & Development
              4.375%, due 9/28/06
        225   U.S. Bancorp 3.125%,                                     227
              due 3/15/08
        370   Wells Fargo Financial, Inc.                              425
              6.125%, due 4/18/12

ELECTRIC UTILITIES--1.4%
        305   PSEG Power                                               350
              6.95%, due 6/01/12
        420   Puget Sound Energy, Inc.                                 431
              6.25%, due 1/16/04

FERTILIZERS & AGRICULTURAL CHEMICAL--0.4%
        220   Potash Corp. of Saskatchewan, Inc.                       226
              4.875%, due 3/01/13

FOREST PRODUCTS--0.5%
        270   Weyerhaeuser Co.                                         286
              5.50%, due 3/15/05

GAS UTILITIES--0.6%
        295   Kinder Morgan, Inc.                                      343
              6.75%, due 3/15/11

GENERAL MERCHANDISE STORES--1.2%
        575   Target Corp.                                             641
              6.35%, due 11/01/32

HOME FURNISHINGS--0.9%
        450   Mohawk Industries, Inc.                                  504
              6.50%, due 4/15/07

HOUSEWARES & SPECIALITIES--0.5%
        275   Newell Rubbermaid, Inc.                                  291
              4.625%, due 12/15/09

INTEGRATED OIL & GAS--1.4%
        370   Pemex Project Funding Master Trust                       448
              9.125%, due 10/13/10
        270   USX Corp.                                                311
              6.85%, due 3/01/08

INTEGRATED TELECOMMUNICATIONS SERVICES--1.5%
        190   Verizon Global Funding Corp.                             232
              7.375%, due 9/01/12

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     VALUE
PRINCIPAL AMOUNT (000'S)                                           (000'S)
--------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATIONS SERVICES--(CONTINUED)
   $    535   Verizon Wireless, Inc.                         $         588
              5.375%, due 12/15/06

INVESTMENT BANKING & BROKERAGE--1.4%
        260   Bear Stearns Cos., Inc.                                  267
              3.00%, due 3/30/06
        250   Goldman Sachs Group, Inc.                                263
              4.125%, due 1/15/08
        200   Morgan Stanley Dean Witter Co.                           231
              6.60%, due 4/01/12

LIFE & HEALTH INSURANCE--1.6%
        415 # Jackson National Life Global                             415
              Funding, LLC (144A)
              1.37%, due 3/11/05
              (acquired 9/05/02)
        450   Lincoln National Corp.                                   483
              5.25%, due 6/15/07

MOVIES & ENTERTAINMENT--0.4%
        215   AOL Time Warner, Inc.                                    245
              6.75%, due 4/15/11

MULTI-LINE INSURANCE--1.0%
        535   Hartford Financial Services Group                        534
              2.375%, due 6/01/06

MULTI-UTILITIES & UNREGULATED POWER--0.9%
        470   Avista Corp.                                             524
              7.75%, due 1/01/07

OTHER DIVERSIFIED FINANCIAL SERVICES--1.6%
        585   General Electric Capital Corp.                           634
              5.45%, due 1/15/13
        180   Household Finance Corp.                                  212
              7.875%, due 3/01/07

REGIONAL BANKS--0.6%
        345   Amsouth Bank NA                                          360
              4.85%, due 4/01/13

SOFT DRINKS--0.4%
        220   PepsiAmericas, Inc.                                      222
              4.25%, due 3/15/13

SPECIALIZED FINANCE--2.4%
        725   General Motors Acceptance Corp.                          763
              6.125%, due 9/15/06
        460   National Rural Utilities Cooperative                     551
              Finance Corp.
              7.25%, due 3/01/12

THRIFT & MORTGAGE FINANCE--1.6%
   $    515   Countrywide Home Loans, Inc.                   $         532
              3.50%, due 12/19/05
        320   Washington Mutual Bank Corp.                             349
              5.50%, due 1/15/13
                                                             -------------
TOTAL CORPORATE BONDS (COST $15,923)                                16,742
                                                             -------------

MORTGAGE BACKED SECURITIES--47.2%

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)--2.8%
        208   ASC Nomura                                               210
              6.50%, due 2/14/41
        320   ASC Nomura                                               340
              7.32%, due 1/13/30
        955   Federal Home Loan Mortgage Corp.                       1,013
              6.00%, due 4/15/32

FEDERAL HOME LOAN BANK (FHLB)--4.0%
      1,400   2.50%, due 3/15/06                                     1,429
        670   3.875%, due 6/14/13                                      672
        110   5.125%, due 3/06/06                                      120

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)--2.6%
        730   4.00% due 5/12/13                                        717
        675   6.50%, due 1/01/29                                       703

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--34.4%
      2,379   5.00%, due 12/01/17                                    2,461
      1,833   5.00%, due 3/01/33                                     1,865
      1,677   5.50%, due 2/01/18                                     1,742
        855   5.50%, due 7/01/23                                       887
      2,311   5.50%, due 9/01/17                                     2,401
      1,915   5.75%, due 2/15/08                                     2,185
        103   6.00%, due 1/01/29                                       108
      1,064   6.00%, due 3/01/31                                     1,106
      1,066   6.00%, due 3/01/33                                     1,109
        220   6.00%, due 6/01/15                                       230
      1,148   6.00%, due 8/01/32                                     1,193
        402   6.00%, due 9/01/29                                       418
        151   6.50%, due 1/01/15                                       160
        447   6.50%, due 7/01/29                                       467
        212   7.00%, due 3/01/12                                       226
         84   8.00%, due 1/01/31                                        90
        240   8.00%, due 10/01/30                                      259
        171   8.00%, due 2/01/29                                       186
        108   8.00%, due 2/01/30                                       116
         58   8.00%, due 2/01/30                                        63
      1,259   8.00%, due 3/01/31                                     1,358
         96   8.00%, due 4/01/08                                       104
         35   8.00%, due 4/01/30                                        37
         45   8.00%, due 5/01/31                                        49

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     VALUE
PRINCIPAL AMOUNT (000'S)                                           (000'S)
--------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)--(CONTINUED)
   $    108   8.00%, due 7/01/30                             $         116
         73   9.50%, due 2/01/21                                        83

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--1.1%
         22   6.00%, due 4/15/14                                        23
        181   6.00%, due 8/15/13                                       191
        273   7.00%, due 4/15/28                                       289
         81   7.75%, due 11/15/29                                       87

THRIFT & MORTGAGE FINANCE--2.3%
      1,120   First Union Commercial                                 1,273
              Mortgage Trust
              6.07%, due 10/15/35
                                                             -------------
TOTAL MORTGAGE BACKED SECURITIES
   (COST $25,268)                                                   26,086
                                                             -------------

U.S. GOVERNMENT OBLIGATIONS--15.4%

U.S. TREASURY NOTES--15.4%
        205   3.25%, due 8/15/07                                       214
        135   4.375%, due 5/15/07                                      147
      2,295   6.00%, due 8/15/09                                     2,707
      2,095   6.50%, due 11/15/26                                    2,658
      1,020   9.25%, due 2/15/16                                     1,562
      1,005   U.S. Treasury Inflation Index Note                     1,205
              3.50%, due 1/15/11
                                                             -------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
   (COST $7,916)                                                     8,493
                                                             -------------

MUNICIPAL BONDS--0.9%

ELECTRIC UTILITIES--0.9%
        515   California State Department                              535
              of Water Resources Supply
              Revenue
              4.33%, due 5/01/06
                                                             -------------
TOTAL MUNICIPAL BONDS (COST $515)                                      535
                                                             -------------

CASH EQUIVALENTS--2.9%

INVESTMENT COMPANIES
   $    433   AIM Short-Term Investments Co.                 $         433
              Liquid Assets Money Market
              Portfolio (Institutional Shares)
      1,163   State Street Navigator                                 1,163
              Securities Lending
              Prime Portfolio**
                                                             -------------

TOTAL CASH EQUIVALENTS (COST $1,596)                                 1,596
                                                             -------------

TOTAL INVESTMENTS
   (COST $53,584)--101.3%                                           55,947

OTHER ASSETS, LESS LIABILITIES                                        (691)
                                                             -------------
NET ASSETS                                                   $      55,256
                                                             =============

 # Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer" as permitted under rule 144A of the Securities Act of 1933. The total cost of such securities is $415,000 and the total value is $415,000 or 0.8% of net assets.
** Represents invested collateral received related to $1,141,497 in securities on loan under securities lending agreements. See Securities Lending in Note 2 to the financial statements.

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SAFECO RST BOND PORTFOLIO
As of June 30, 2003 (Unaudited)

-(IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS)-
-----------------------------------------------------------------------------------
ASSETS:
   Investments, at Cost                                                $     53,584
                                                                       ============
   Investments, at Value                                               $     55,947
   Dividends and Interest Receivable                                            521
                                                                       ------------
     Total Assets                                                            56,468
LIABILITIES:
   Payable Upon Return of Securities Loaned                                   1,163
   Investment Advisory Fees Payable                                              33
   Other Accrued Expenses                                                        16
                                                                       ------------
     Total Liabilities                                                        1,212
                                                                       ------------
NET ASSETS                                                             $     55,256
                                                                       ============

COMPONENTS OF NET ASSETS:
   Paid in Capital (Par Value $.001, Unlimited Shares Authorized)      $     52,589
   Net Unrealized Appreciation on Investments                                 2,362
   Accumulated Undistributed Net Investment Income                            1,051
   Accumulated Realized Loss                                                   (746)
                                                                       ------------
NET ASSETS                                                             $     55,256
                                                                       ============
TRUST SHARES OUTSTANDING                                                      4,682
                                                                       ============
NET ASSET VALUE PER SHARE                                              $      11.80
                                                                       ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
SAFECO RST BOND PORTFOLIO
For the Six-Month Period Ended June 30, 2003 (Unaudited)

-(IN THOUSANDS)-
-----------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                             $      1,335
                                                                       ------------
   Total Investment Income                                                    1,335

EXPENSES
  Investment Advisory                                                           196
  Legal and Auditing                                                             12
  Custodian                                                                       4
  Reports to Shareholders                                                         2
  Trustees                                                                        4
  Other                                                                           4
                                                                       ------------
   Total Expenses                                                               222
                                                                       ------------

NET INVESTMENT INCOME                                                         1,113

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain                                                             455
  Net Change in Unrealized Appreciation                                         369
                                                                       ------------
NET GAIN ON INVESTMENTS                                                         824
                                                                       ------------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     $      1,937
                                                                       ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets
SAFECO RST BOND PORTFOLIO
(Unaudited)

-(IN THOUSANDS)-                                                 2003*          2002**
--------------------------------------------------------------------------------------
OPERATIONS

  Net Investment Income                                   $      1,113    $      2,319

  Net Realized Gain (Loss) on Investments                          455            (436)

  Net Change in Unrealized Appreciation                            369           1,693
                                                          ------------    ------------
  Net Change in Net Assets Resulting from Operations             1,937           3,576

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                              -          (2,550)

NET TRUST SHARE TRANSACTIONS                                     2,118           5,328
                                                          ------------    ------------

TOTAL CHANGE IN NET ASSETS                                       4,055           6,354

NET ASSETS AT BEGINNING OF PERIOD                               51,201          44,847
                                                          ------------    ------------

NET ASSETS AT END OF PERIOD                               $     55,256    $     51,201
                                                          ============    ============

OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:

  Subscriptions                                                    768           1,652
  Reinvestments                                                      -             224
  Redemptions                                                     (583)         (1,411)
                                                          ------------    ------------
   NET CHANGE                                                      185             465
                                                          ============    ============

AMOUNTS:

  Subscriptions                                           $      8,871    $     18,896
  Reinvestments                                                      -           2,550
  Redemptions                                                   (6,753)        (16,118)
                                                          ------------    ------------
   NET CHANGE                                             $      2,118    $      5,328
                                                          ============    ============

 *   For the six-month period ended June 30, 2003.
**   For the year ended December 31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
SAFECO RST BOND PORTFOLIO
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                              SIX-MONTH
                                           PERIOD ENDED
                                                JUNE 30                             FOR THE YEAR ENDED DECEMBER 31
                                          -------------      ---------------------------------------------------------------------
                                                   2003            2002           2001           2000           1999          1998
-------------------------------------------------------      ---------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD       $    11.39      $    11.12     $    10.92     $    10.33     $    11.41    $    11.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.24            0.52           0.59           0.63           0.62          0.50
  Net Realized and Unrealized Gain (Loss)
   on Investments                                  0.17            0.35           0.20           0.59          (1.07)         0.49
                                             ----------      ----------     ----------     ----------     ----------     ---------
     Total From Investment Operations              0.41            0.87           0.79           1.22          (0.45)         0.99
LESS DISTRIBUTIONS
  Dividends From Net Investment Income                -           (0.60)         (0.59)         (0.63)         (0.62)        (0.50)
  Distributions from Realized Gains                   -               -              -              -          (0.01)        (0.12)
                                             ----------      ----------     ----------     ----------     ----------     ---------
     Total Distributions                              -           (0.60)         (0.59)         (0.63)         (0.63)        (0.62)
                                             ----------      ----------     ----------     ----------     ----------     ---------
NET ASSET VALUE AT END OF PERIOD             $    11.80      $    11.39     $    11.12     $    10.92     $    10.33    $    11.41
                                             ==========      ==========     ==========     ==========     ==========     =========
TOTAL RETURN                                       3.60%*          7.79%          7.28%         11.79          (3.99%)        8.90%+
NET ASSETS AT END OF PERIOD (000'S)          $   55,256      $   51,201     $   44,847     $   36,743     $   28,131    $   30,117
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                   0.84%**         0.84%          0.82%          0.90%          0.91%         0.98%
  Net Expenses                                     0.84%**         0.84%          0.82%          0.90%          0.91%         0.83%
  Net Investment Income                            4.20%**         4.87%          5.56%          6.03%          5.33%         5.50%
PORTFOLIO TURNOVER RATE                              56%**           87%           133%           104%           147%          165%

 *   Not annualized.
**   Annualized.
 + The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).

Notes to Financial Statements
(Unaudited)

1.   GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Bond Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

SECURITY VALUATION. Values of fixed income portfolio securities (other than short-term securities) are based on matrix pricing models which consider bid prices, quotations from dealers, transactions in comparable securities, and various relationships between securities. Short-term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. When valuations are not readily available, securities are valued at fair value as determined in good faith by or under the supervision of the Portfolio's Board of Trustees.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the six-month period ended June 30, 2003, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $17,802,000 and $14,443,000, respectively. These puchases and sales totals include $863,000 and $2,012,000, respectively of U.S. Government securities.

SECURITIES LENDING. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.

EXPENSE ALLOCATION. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains, (if any) are normally recorded in December and March. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME AND EXCISE TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.   COMPONENTS OF DISTRIBUTABLE EARNINGS

Estimated components of distributable earnings on a tax basis at June 30, 2003, were as follows (in thousands):

                                                                               BOND
-----------------------------------------------------------------------------------
Federal Tax Cost on Investments                                        $     53,693
                                                                       ------------
Gross Unrealized Appreciation on Investments                                  2,543
Gross Unrealized Depreciation on Investments                                   (289)
                                                                       ------------
Net Unrealized Appreciation on Investments                                    2,254
Undistributed Income                                                          1,178
Undistributed Realized Gain--Current Period                                      404
Capital Loss Carryforward*                                                   (1,169)
                                                                       ------------
Distributable Earnings                                                 $      2,667
                                                                       ============

Differences between financial statement reporting basis and tax-basis reporting is attributable primarily to the tax deferral of losses on wash sales, differences in premium and discount amortization methods and differences in classification of paydown gains and losses.

* At December 31, 2002, the following Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows (in thousands):

                                              2007          2008         2010        TOTAL
     -------------------------------------------------------------------------------------
     Bond Portfolio                       $   (297)         (291)        (581)      (1,169)
     -------------------------------------------------------------------------------------

4.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES. Safeco Asset Management Company receives investment advisory fees from the Portfolio. For the Bond Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%.

NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. For the six months ended June 30, 2003, the Portfolio did not have any outstanding loans under this arrangement.

LINE OF CREDIT. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $100 million is available to meet short-term financing needs. At June 30, 2003, no such borrowings were outstanding.

AFFILIATE OWNERSHIP. At June 30, 2003, Safeco Life Insurance Company owned 100% of the outstanding shares in the RST Bond Portfolio.

BOARD OF TRUSTEES. The Trust along with several other affiliated trusts not reported herein, paid each of the Trustees not affiliated with Safeco a retainer of $23,000 per year plus out of pocket expenses. Members received $2,500 per Board Meeting plus $500 per each additional committee meeting they attended.

EXPENSE REIMBURSEMENT. Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio (except for investment advisory fees) if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

Trustee and Officers Information

                                                                                        NUMBER OF
                           POSITION(S)   TERM OF OFFICE*                             SERIES IN A FUND
                            HELD WITH     AND LENGTH OF   PRINCIPAL OCCUPATION(S)   COMPLEX OVERSEEN         OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       TRUSTS        TIME SERVED      DURING PAST 5 YEARS         BY TRUSTEE              HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT (DISINTERESTED) TRUSTEES

SCOTT M. BOGGS            Trustee       Served since      Corporate Vice          25                       Trustee for Financial
4854 154th Place NE                     August 8, 2002    President, Finance                               Executives Research
Redmond, WA 98052                                         for Microsoft                                    Foundation (Industry
(48)                                                      Corporation, a                                   Group)
                                                          software comapny,
                                                          Redmond,
                                                          Washington (1993 -
                                                          present).

BARBARA J. DINGFIELD      Trustee       Served since      Consultant to           25                       Director of First
4854 154th Place NE                     May 3, 1990       corporate amd                                    Safeco National Life
Redmond, WA 98052                                         private                                          Insurance Co. of
(57)                                                      foundations. From                                New York. Trustee, United
                                                          1994 to 1999 she                                 Way of Skagit County.
                                                          was the Director                                 Board Chair Npower
                                                          of Community                                     (non-profit
                                                          Affairs for                                      organization providing
                                                          Microsoft                                        technology assistance
                                                          Corporation,                                     and training to other
                                                          Redmond,                                         non-profits). Board of
                                                          Washington, a                                    Directors, YMCA of
                                                          computer software                                Greater Seattle.
                                                          company. Member of
                                                          the Board of
                                                          Managers,
                                                          Swarthmore College
                                                          (1995-1999).
                                                          Trustee and Board
                                                          Chair of United
                                                          Way of King
                                                          County
                                                          (1991-2000). Board
                                                          member, Pacific
                                                          Northwest
                                                          Grantmakers Forum
                                                          (1997-1999).
                                                          Trustee and past
                                                          Chair, Seattle
                                                          Housing Resources
                                                          Group (1993-1999).

RICHARD E. LUNDGREN       Trustee       Served since      Retired in 2000         25                       Director of First
4854 154th Place NE                     February 3,       from position as                                 Safeco National Life
Redmond,                                1983              Director of                                      Insurance Co. of
WA 98052                                                  Marketing and                                    New York
(65)                                                      Customer
                                                          Relations,
                                                          Weyerhaeuser
                                                          Company, Tacoma,
                                                          Washington.

LARRY L. PINNT            Trustee       Served since      Retired Vice            25                       Director of First
4854 154th Place NE                     August 1,         president and                                    Safeco National Life
Redmond, WA 98052                       1985              Chief Financial                                  Insurance Co. of
(68)                                                      Officer of U.S.                                  New York. Chairman of
                                                          WEST                                             the Board of Directors
                                                          Communications,                                  for Cascade Natural Gas
                                                          Seattle,                                         Corp., Seattle,
                                                          Washington.                                      Washington. Board Member
                                                                                                           of University of
                                                                                                           Washington Medical
                                                                                                           Center, Seattle,
                                                                                                           Washington.

JOHN W. SCHNEIDER         Trustee       Served since      President and           25                       Director of First
4854 154th Place NE                     February 3,       owner of                                         Safeco National Life
Redmond, WA 98052                       1983              Wallingford Group,                               Insurance Co. of
(61)                                                      Inc., Seattle,                                   New York
                                                          Washington, a
                                                          consulting company
                                                          currently involved in
                                                          the development,
                                                          repositioning, and
                                                          acquisition/disposition
                                                          of real estate
                                                          (1995-present).

*Term of office is age 72.

INTERESTED TRUSTEE*

ROGER F. HARBIN           Trustee       Served since      Senior Vice             25                       Director of several
5069 154th Place NE       and           May 7, 2003       President and                                    direct and indirect
Redmond, WA 98052         Chairman      Served since      Director of                                      subsidiaries of Safeco
(52)                      Sr. Vice      November 8,       Safeco Services                                  Corporation, including
                          President     2001**            Corporation and                                  Director of First
                                                          Safeco Securities,                               Safeco National Life
                                                          Inc. since                                       Insurance Co. of
                                                          November 2002.                                   New York
                                                          Named Director
                                                          and interim
                                                          President of
                                                          Safeco Services
                                                          Corporation,
                                                          Director of Safeco
                                                          Asset Management
                                                          Company, interim
                                                          President of
                                                          Safeco Mutual
                                                          Funds, Director
                                                          and interim
                                                          President of
                                                          Safeco
                                                          Securities, Inc.
                                                          in 2001. Executive
                                                          Vice President
                                                          and Actuary of
                                                          Safeco Life
                                                          Insurance Company
                                                          since 1998. Senior
                                                          Vice President of
                                                          Safeco Life
                                                          Insurance Company
                                                          from 1992 to 1998.

* Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.

** Term of office is age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

KEVIN A. ROWELL           President     Served since      President of Safeco
4854 154th Place NE                     September 16,     Securities, Inc. and
Redmond, WA 98052                       2002              Safeco Services
(42)                                                      Corp., effective
                                                          September 16, 2002.
                                                          Managing Director
                                                          of Global
                                                          Relationships for
                                                          Alliance Capital
                                                          Management  in
                                                          New York, from
                                                          1998-2002. Prior to
                                                          1998, European
                                                          Director for
                                                          Corporate
                                                          Development at
                                                          Putnam Investments.

RONALD L. SPAULDING       Vice          Served since      Chairman of Safeco
Two Union Square          President     August 3, 1995    Asset Management
601 Union Street                                          Company; Treasurer
25th Floor Seattle,                                       and Chief Investment
WA 98101                                                  Officer of Safeco
(59)                                                      Corporation; Vice
                                                          President of Safeco
                                                          Insurance Companies;
                                                          Director, Vice President
                                                          and Treasurer of First
                                                          Safeco Life Insurance
                                                          Company of New York;
                                                          former Senior Portfolio
                                                          Manager of Safeco
                                                          Insurance Companies and
                                                          Portfolio Manager for
                                                          Safeco Mutual Funds.

DAVID H. LONGHURST        Vice          Served since      Vice President,
4854 154th Place NE       President,    August 7, 1997    Treasurer,
Redmond, WA 98052         Treasurer,                      Controller and
(46)                      Secretary,                      Secretary of Safeco
                          and                             Asset Management
                          Controller                      Company; Vice
                                                          President,
                                                          Treasurer,
                                                          Controller and
                                                          Secretary of Safeco
                                                          Services
                                                          Corporation; and
                                                          Vice President,
                                                          Treasurer,
                                                          Controller and
                                                          Secretary and
                                                          Financial Principal
                                                          of Safeco
                                                          Securities, Inc.
                                                          since July 2000.
                                                          Treasurer,
                                                          Controller,
                                                          Secretary and
                                                          Financial Principal
                                                          of Safeco
                                                          Investment
                                                          Services, Inc. since
                                                          March 2000;
                                                          Assistant Controller
                                                          of Safeco
                                                          Securities, Inc.,
                                                          Safeco Services
                                                          Corporation and
                                                          Safeco Asset
                                                          Management Company
                                                          from 1996 to
                                                          June 2000.

DAVID N. EVANS            Assistant     Served since      Former Controller
4854 154th Place NE       Controller    November 7,       and Assistant
Redmond, WA 98052                       2002              Controller of
(30)                                                      Rosetta Inpharmatics
                                                          from 2001-2002 and
                                                          2000-2001, respectively.
                                                          From 1994 to 2000, he
                                                          worked at
                                                          PricewaterhouseCoopers
                                                          LLP, where he focused on
                                                          financial services.

SUSAN TRACEY              Assistant     Served since      Tax Manager for
Safeco Plaza              Secretary     August 3, 2000    Safeco Corporation.
4333 Brooklyn Ave.                                        Assistant Secretary
NE                                                        of Safeco Asset
Seattle, WA 98185                                         Management Company,
(53)                                                      Safeco Securities,
                                                          Inc. and Safeco
                                                          Services
                                                          Corporation. She
                                                          has been employed by
                                                          Safeco Corporation
                                                          since 1987.

STEPHEN D. COLLIER        Assistant     Served since      Director of Taxation
Safeco Plaza              Secretary     February 5,       and Assistant Vice
4333 Brooklyn Ave. NE                   1998              President of Safeco
Seattle, WA 98185                                         Corporation;
(50)                                                      Assistant Secretary
                                                          of Safeco Asset
                                                          Management Company,
                                                          Safeco Securities,
                                                          Inc. and Safeco
                                                          Services
                                                          Corporation. He has
                                                          been an executive
                                                          officer of Safeco
                                                          Corporation and
                                                          subsidiaries since
                                                          1991.

* Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711.

SAFECO RESOURCE SERIES TRUST

INVESTMENT ADVISOR:
Safeco Asset Management Company


DISTRIBUTOR:
Safeco Securities, Inc.


TRANSFER AGENT:
Safeco Services Corporation


CUSTODIAN:
State Street Bank and Trust Company


[SAFECO(TM) LOGO]


                                Printed on Recycled Paper:
GMF4489 07/03                   (R)A registered trademark of SAFECO Corporation.

ITEM 2. CODE OF ETHICS

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable pursuant to SEC Release No. 34-47265 (January 28, 2003).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are operating effectively and provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Safeco Common Stock Trust

                                        By:    /s/ Kevin A. Rowell
                                           ------------------------------
                                                   KEVIN A. ROWELL
                                                      PRESIDENT

Date:  August 26, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Safeco Common Stock Trust

                                        By:
                                               /s/ David H. Longhurst
                                           ------------------------------
                                                   DAVID H. LONGHURST
                                                      TREASURER

Date:  August 26, 2003